                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4492
--------------------------------------------------------------------------------

                               MFS SERIES TRUST X
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                        Date of fiscal year end: May 31*
--------------------------------------------------------------------------------

                   Date of reporting period: November 30, 2005
--------------------------------------------------------------------------------

* This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund. The remaining series of the Registrant other than the MFS Floating Rate High Income Fund have a fiscal year end of July 31. The MFS Floating Rate High Income Fund has a fiscal year end of August 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) INTERNATIONAL VALUE FUND                                        11/30/05

SEMIANNUAL REPORT

-------------------------------------------------------------------------------

LETTER FROM THE CEO                                 1
-----------------------------------------------------
PORTFOLIO COMPOSITION                               2
-----------------------------------------------------
EXPENSE TABLE                                       3
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS                            5
-----------------------------------------------------
FINANCIAL STATEMENTS                               11
-----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                      19
-----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT      27
-----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION              31
-----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                     31
-----------------------------------------------------
CONTACT INFORMATION                        BACK COVER
-----------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

January 17, 2006

*Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     95.5%
              Cash & Other Net Assets                     3.7%
              Preferred Stocks                            0.8%

              TOP TEN HOLDINGS

              Nestle S.A.                                 3.1%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.6%
              ------------------------------------------------
              Vodafone Group PLC                          2.5%
              ------------------------------------------------
              Takefuji Corp.                              2.0%
              ------------------------------------------------
              BP PLC, ADR                                 1.8%
              ------------------------------------------------
              Credit Agricole S.A.                        1.8%
              ------------------------------------------------
              Royal Bank of Scotland Group PLC            1.7%
              ------------------------------------------------
              Tokyo Gas Co. Ltd.                          1.7%
              ------------------------------------------------
              British American Tobacco PLC                1.5%
              ------------------------------------------------
              TNT N.V.                                    1.5%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         20.0%
              ------------------------------------------------
              Utilities & Communications                 15.8%
              ------------------------------------------------
              Energy                                     10.8%
              ------------------------------------------------
              Consumer Staples                            9.7%
              ------------------------------------------------
              Autos & Housing                             9.6%
              ------------------------------------------------
              Retailing                                   5.8%
              ------------------------------------------------
              Technology                                  5.6%
              ------------------------------------------------
              Health Care                                 5.0%
              ------------------------------------------------
              Leisure                                     4.9%
              ------------------------------------------------
              Basic Materials                             4.7%
              ------------------------------------------------
              Transportation                              2.1%
              ------------------------------------------------
              Industrial Goods & Services                 1.5%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Great Britain                              22.3%
              ------------------------------------------------
              Japan                                      20.4%
              ------------------------------------------------
              France                                     15.8%
              ------------------------------------------------
              Switzerland                                 6.2%
              ------------------------------------------------
              Germany                                     6.1%
              ------------------------------------------------
              Netherlands                                 4.5%
              ------------------------------------------------
              South Korea                                 4.2%
              ------------------------------------------------
              Sweden                                      3.2%
              ------------------------------------------------
              Norway                                      2.7%
              ------------------------------------------------
              All Others                                 14.6%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JUNE 1, 2005 THROUGH NOVEMBER 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2005 through November 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                   Expenses
                         Annualized     Beginning       Ending    Paid During
Share                     Expense    Account Value Account Val     Period**
Class                      Ratio        6/01/05       11/30/05 6/01/05-11/30/05
-------------------------------------------------------------------------------
           Actual          1.65%       $1,000.00     $1,102.90       $8.70
 A         --------------------------------------------------------------------
           Hypothetical*   1.65%       $1,000.00     $1,016.80       $8.34
-------------------------------------------------------------------------------
           Actual          2.29%       $1,000.00     $1,099.30      $12.05
 B         --------------------------------------------------------------------
           Hypothetical*   2.29%       $1,000.00     $1,013.59      $11.56
-------------------------------------------------------------------------------
           Actual          2.30%       $1,000.00     $1,099.80      $12.11
 C         --------------------------------------------------------------------
           Hypothetical*   2.30%       $1,000.00     $1,013.54      $11.61
-------------------------------------------------------------------------------
           Actual          1.30%       $1,000.00     $1,105.10       $6.86
 I         --------------------------------------------------------------------
           Hypothetical*   1.30%       $1,000.00     $1,018.55       $6.58
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 95.5%
------------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR                $ VALUE
------------------------------------------------------------------------------------------------------
Airlines - 0.4%
------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                38,160        $       216,761
Thai Airways International Public Co. Ltd.                            1,739,900              1,666,692
                                                                                       ---------------
                                                                                       $     1,883,453
------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.0%
------------------------------------------------------------------------------------------------------
Diageo PLC                                                              304,024        $     4,376,780
------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.3%
------------------------------------------------------------------------------------------------------
Impact 21 Co. Ltd.                                                       85,500        $     1,975,361
Sanyo Shokai Ltd.^                                                      465,900              3,786,434
                                                                                       ---------------
                                                                                       $     5,761,795
------------------------------------------------------------------------------------------------------
Automotive - 6.0%
------------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                           73,350        $     3,220,694
Bayerische Motoren Werke AG^                                             93,130              4,097,574
Compagnie Generale des Etablissements Michelin^                          56,820              3,089,128
Hyundai Mobis                                                            28,370              2,362,932
Kongsberg Automotive A.S.A.*                                            199,700              1,480,795
PSA Peugeot Citroen S.A.^                                                46,010              2,763,090
Renault S.A.^                                                            42,740              3,328,254
Toyota Motor Corp.                                                      130,400              6,308,096
                                                                                       ---------------
                                                                                       $    26,650,563
------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 15.2%
------------------------------------------------------------------------------------------------------
Aiful Corp.                                                              55,850        $     4,224,423
BNP Paribas^                                                             66,590              5,240,848
Close Brothers Group PLC                                                 75,000              1,095,462
Credit Agricole S.A.^                                                   259,759              7,821,674
DEPFA Bank PLC                                                          115,740              1,735,666
DNB Holding A.S.A.^                                                     347,100              3,641,899
ING Groep N.V                                                           197,300              6,374,650
Irish Life & Permanent PLC                                              148,840              2,684,767
Joyo Bank                                                               261,000              1,476,136
Kookmin Bank                                                             38,010              2,493,661
Krung Thai Bank PLC                                                   6,025,740              1,454,010
Krungthai Card PLC                                                    1,959,800                936,293
LIC Housing Finance Ltd.                                                211,420                930,635
Nordea Bank AB                                                          345,470              3,360,303
Royal Bank of Scotland Group PLC                                        267,918              7,611,625
Shinhan Financial Group Co. Ltd.                                         79,770              3,055,567
Shinsei Bank Ltd.                                                       732,000              4,097,504
Takefuji Corp.                                                          134,140              9,045,393
                                                                                       ---------------
                                                                                       $    67,280,516
------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.2%
------------------------------------------------------------------------------------------------------
Nippon Television Network Corp.                                          20,480        $     3,162,089
Pages Jaunes S.A                                                        172,940              4,205,711
Premiere AG*                                                             83,870              2,375,064
                                                                                       ---------------
                                                                                       $     9,742,864
------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.3%
------------------------------------------------------------------------------------------------------
ICAP PLC                                                                209,680        $     1,307,451
------------------------------------------------------------------------------------------------------
Chemicals - 1.8%
------------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                                   144,610        $     1,530,015
Syngenta AG                                                              59,310              6,503,357
                                                                                       ---------------
                                                                                       $     8,033,372
------------------------------------------------------------------------------------------------------
Construction - 3.4%
------------------------------------------------------------------------------------------------------
Buzzi Unicem S.p.A                                                       67,300        $     1,029,084
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes                74,300                823,241
Geberit AG                                                                4,740              3,486,280
Italcementi S.p.A                                                       234,670              2,700,244
Praktiker Bau-und Heimwerkermaerkte Holding AG*                          90,790              1,648,369
Sekisui Chemical Co. Ltd.^                                              617,000              4,215,854
Wienerberger AG                                                          31,840              1,217,728
                                                                                       ---------------
                                                                                       $    15,120,800
------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.4%
------------------------------------------------------------------------------------------------------
Unicharm Corp.^                                                         137,900        $     6,325,265
------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%
------------------------------------------------------------------------------------------------------
Saft Groupe S.A.*                                                        42,100        $       967,859
Samsung SDI Co. Ltd.                                                     12,480              1,296,341
                                                                                       ---------------
                                                                                       $     2,264,200
------------------------------------------------------------------------------------------------------
Electronics - 5.1%
------------------------------------------------------------------------------------------------------
Barco N.V.^                                                              17,950        $     1,247,470
Brother Industries Ltd.^                                                128,000              1,189,994
Canon, Inc.^                                                             84,000              4,728,440
OMRON Corp.^                                                            134,200              3,054,796
Ricoh Co. Ltd.                                                          243,000              4,244,724
Royal Philips Electronics N.V                                            62,570              1,739,615
Samsung Electronics Co. Ltd.                                              8,680              5,007,853
Seiko Epson Corp.^                                                       57,300              1,469,722
                                                                                       ---------------
                                                                                       $    22,682,614
------------------------------------------------------------------------------------------------------
Energy - Independent - 3.5%
------------------------------------------------------------------------------------------------------
Cairn Energy PLC*                                                        71,140        $     2,241,833
CNOOC Ltd.                                                            3,994,000              2,659,613
EnCana Corp.                                                             92,820              4,118,174
Neste Oil OYJ*                                                           36,082              1,057,092
Norsk Hydro A.S.A                                                        40,560              4,069,703
PTT Public Co.                                                          304,640              1,595,786
                                                                                       ---------------
                                                                                       $    15,742,201
------------------------------------------------------------------------------------------------------
Energy - Integrated - 5.6%
------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                             118,922        $     7,829,824
LUKOIL, ADR                                                              35,300              2,013,865
Repsol YPF S.A                                                          107,270              3,158,598
TOTAL S.A., ADR                                                          94,032             11,724,850
                                                                                       ---------------
                                                                                       $    24,727,137
------------------------------------------------------------------------------------------------------
Food & Drug Stores - 3.2%
------------------------------------------------------------------------------------------------------
Carrefour S.A.^                                                         142,550        $     6,171,582
Lawson, Inc.                                                             87,300              3,478,783
William Morrison Supermarkets PLC                                     1,451,000              4,439,385
                                                                                       ---------------
                                                                                       $    14,089,750
------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 5.1%
------------------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                         190,550        $       391,927
CSM nv                                                                   45,930              1,274,672
Greencore Group PLC                                                     340,929              1,346,494
Kirin Beverage Corp.^                                                   145,200              2,810,426
Nestle S.A.^                                                             47,171             13,895,694
Unilever PLC                                                            317,620              3,101,317
                                                                                       ---------------
                                                                                       $    22,820,530
------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                              425,090        $     1,406,220
------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.2%
------------------------------------------------------------------------------------------------------
Indesit Co. S.p.A.^                                                      89,310        $       866,685
------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.3%
------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                          175,460        $     1,535,343
------------------------------------------------------------------------------------------------------
Insurance - 4.3%
------------------------------------------------------------------------------------------------------
Aviva PLC                                                               456,760        $     5,395,572
Benfield Group PLC                                                      614,500              3,483,569
Catlin Group Ltd.                                                       146,630              1,220,409
Hiscox PLC                                                              843,125              3,143,597
Jardine Lloyd Thompson Group PLC                                        549,400              4,646,777
St. James's Place Capital PLC                                           228,740              1,005,624
                                                                                       ---------------
                                                                                       $    18,895,548
------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.5%
------------------------------------------------------------------------------------------------------
Heiwa Corp.^                                                            182,200        $     2,447,803
Nintendo Co. Ltd.^                                                       29,100              3,190,482
Tamron Co. Ltd.^                                                         96,600              1,233,426
                                                                                       ---------------
                                                                                       $     6,871,711
------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.0%
------------------------------------------------------------------------------------------------------
Alfa Laval AB^                                                           88,170        $     1,748,501
ASSA ABLOY AB, "B"^                                                     194,240              2,869,361
                                                                                       ---------------
                                                                                       $     4,617,862
------------------------------------------------------------------------------------------------------
Metals & Mining - 1.3%
------------------------------------------------------------------------------------------------------
Anglo American PLC                                                      186,210        $     5,811,713
------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.7%
------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                   1,888,000        $     7,591,728
------------------------------------------------------------------------------------------------------
Network & Telecom - 0.5%
------------------------------------------------------------------------------------------------------
AFK Sistema, GDR#                                                        66,590        $     1,461,651
ZTE Corp.                                                               257,000                730,845
                                                                                       ---------------
                                                                                       $     2,192,496
------------------------------------------------------------------------------------------------------
Oil Services - 1.7%
------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique S.A.^*                                 18,200        $     1,630,724
Fugro N.V                                                                54,424              1,598,333
Petrofac Ltd.*                                                          343,900              1,361,759
Vallourec S.A                                                             5,820              2,763,409
                                                                                       ---------------
                                                                                       $     7,354,225
------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.9%
------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                   111,200        $     4,286,829
AstraZeneca PLC                                                          86,440              3,973,099
Roche Holding AG                                                         25,300              3,785,977
Sanofi-Synthelabo^                                                       47,968              3,858,779
Schering AG                                                              44,760              2,892,354
Tanabe Seiyaku Co. Ltd.^                                                307,000              2,960,367
                                                                                       ---------------
                                                                                       $    21,757,405
------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.9%
------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                       177,450        $     1,571,957
Yell Group PLC                                                          259,750              2,204,768
                                                                                       ---------------
                                                                                       $     3,776,725
------------------------------------------------------------------------------------------------------
Real Estate - 0.3%
------------------------------------------------------------------------------------------------------
Nexity International                                                     27,100        $     1,270,953
------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.3%
------------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                      31,370        $     5,643,364
------------------------------------------------------------------------------------------------------
Specialty Stores - 1.3%
------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                               169,030        $     1,476,212
Matalan PLC                                                             470,850              1,436,355
NEXT PLC                                                                117,720              2,800,211
                                                                                       ---------------
                                                                                       $     5,712,778
------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 4.3%
------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                  614        $     3,215,516
MobilCom AG^                                                             70,760              1,438,367
O2 PLC                                                                1,119,430              3,781,426
Vodafone Group PLC                                                    5,064,731             10,876,702
                                                                                       ---------------
                                                                                       $    19,312,011
------------------------------------------------------------------------------------------------------
Telephone Services - 4.7%
------------------------------------------------------------------------------------------------------
Deutsche Telekom AG^                                                    260,310        $     4,320,994
FastWeb S.p.A.^*                                                         26,610              1,245,588
France Telecom S.A                                                      184,340              4,620,388
Hanaro Telecom, Inc.*                                                   257,769                649,552
KT Freetel Co. Ltd.                                                      97,550              2,093,439
Royal KPN N.V                                                           239,310              2,366,496
Telecom Corp. of New Zealand Ltd.                                       595,482              2,428,272
Telenor A.S.A.^                                                         313,610              2,941,693
                                                                                       ---------------
                                                                                       $    20,666,422
------------------------------------------------------------------------------------------------------
Tobacco - 2.2%
------------------------------------------------------------------------------------------------------
British American Tobacco PLC                                            310,840        $     6,779,429
Swedish Match AB^                                                       246,230              2,815,583
                                                                                       ---------------
                                                                                       $     9,595,012
------------------------------------------------------------------------------------------------------
Trucking - 1.7%
------------------------------------------------------------------------------------------------------
Singapore Post Ltd.                                                   1,621,200        $     1,126,072
TNT N.V                                                                 242,850              6,540,612
                                                                                       ---------------
                                                                                       $     7,666,684
------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.1%
------------------------------------------------------------------------------------------------------
E.ON AG                                                                  54,410        $     5,172,083
Endesa S.A                                                              103,790              2,695,210
Hera S.p.A                                                              499,300              1,338,558
Iberdrola S.A.^                                                          93,470              2,450,792
Kelda Group PLC                                                          86,400              1,088,596
Scottish Power PLC                                                      198,600              1,818,395
Severn Trent PLC                                                        110,720              1,914,901
Suez S.A.^                                                              175,141              4,986,495
United Utilities PLC                                                     87,840                977,731
                                                                                       ---------------
                                                                                       $    22,442,761
------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $389,337,369)                                           $   423,796,937
------------------------------------------------------------------------------------------------------
Preferred Stocks - 0.8%
------------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR                $ VALUE
------------------------------------------------------------------------------------------------------
Chemicals - 0.8%
------------------------------------------------------------------------------------------------------
Henkel KGaA^  (Identified Cost, $3,273,728)                              37,320        $     3,594,048
------------------------------------------------------------------------------------------------------
Short-Term Obligation - 2.7%
------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 4.03%, due 12/01/05,
at Amortized Cost<                                                $  11,958,000        $    11,958,000
------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 19.3%
------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                          85,590,200        $    85,590,200
------------------------------------------------------------------------------------------------------
Rights - 0%
------------------------------------------------------------------------------------------------------
                                                        1st          STRIKE
ISSUER                                                EXERCISE       PRICE
------------------------------------------------------------------------------------------------------
Oil Services - 0%
------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique* (Identified
Cost, $--)                                            11/21/05       51       17,200          $159,182
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $490,159,297)(+)                                   $   525,098,367
------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (18.3)%                                                   (81,174,526)
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $   443,923,841
------------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  # SEC Rule 144A restriction.
  < The rate shown represents an annualized yield at time of purchase.
(+) As of November 30, 2005 the fund had 96 securities representing $324,938,001 and 73.20% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR  American Depository Receipt
GDR  Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 11/30/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $81,758,927 of securities on
loan (identified cost, $490,159,297)                                $525,098,367
Cash                                                                         284
Foreign currency, at value (identified cost, $2,858,865)               2,703,894
Receivable for investments sold                                        2,433,610
Receivable for fund shares sold                                        3,141,804
Interest and dividends receivable                                      1,063,842
Receivable from investment adviser                                       394,768
------------------------------------------------------------------------------------------------------
Total assets                                                                              $534,836,569
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $3,011,610
Payable for fund shares reacquired                                     2,014,669
Collateral for securities loaned, at value                            85,590,200
Payable to affiliates
  Management fee                                                          10,902
  Shareholder servicing costs                                             85,273
  Distribution and service fees                                            4,865
  Administrative services fee                                                 98
Accrued expenses and other liabilities                                   195,111
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $90,912,728
------------------------------------------------------------------------------------------------------
Net assets                                                                                $443,923,841
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $371,514,208
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $35,133 deferred country tax)                                 34,709,269
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 33,969,584
Accumulated undistributed net investment income                        3,730,780
------------------------------------------------------------------------------------------------------
Net assets                                                                                $443,923,841
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   16,676,852
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $181,539,468
  Shares outstanding                                                   6,802,922
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $26.69
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 of net asset value
  per share)                                                                                    $28.32
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $62,037,652
  Shares outstanding                                                   2,404,898
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $25.80
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $52,318,947
  Shares outstanding                                                   2,055,978
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $25.45
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $148,027,774
  Shares outstanding                                                   5,413,054
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $27.35
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 11/30/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $3,292,215
  Interest                                                                432,061
  Foreign taxes withheld                                                 (149,012)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $3,575,264
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $1,718,434
  Distribution and service fees                                           808,042
  Shareholder servicing costs                                             417,704
  Administrative services fee                                              24,208
  Independent trustees' compensation                                        5,285
  Custodian fee                                                           214,088
  Printing                                                                 53,815
  Postage                                                                   9,876
  Auditing fees                                                            23,334
  Legal fees                                                                5,745
  Shareholder solicitation expenses                                         5,341
  Miscellaneous                                                            86,972
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $3,372,844
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (8,916)
  Reduction of expenses by investment adviser                             (91,889)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $3,272,039
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $303,225
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $1,227 country tax)                 $26,632,936
  Foreign currency transactions                                          (305,894)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $26,327,042
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $1,084 increase in deferred country tax)         $8,694,311
  Translation of assets and liabilities in foreign currencies            (173,586)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $8,520,725
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $34,847,767
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $35,150,992
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                     11/30/05                  5/31/05
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                                $303,225               $3,435,506
Net realized gain (loss) on investments and foreign currency
transactions                                                       26,327,042               13,014,283
Net unrealized gain (loss) on investments and foreign
currency translation                                                8,520,725                6,487,424
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $35,150,992              $22,937,213
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                 $--                $(253,881)
  Class I                                                                  --                 (147,046)
From net realized gain on investments and foreign currency transactions
  Class A                                                                  --               (2,165,264)
  Class B                                                                  --               (1,113,776)
  Class C                                                                  --                 (467,968)
  Class I                                                                  --                 (636,243)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--              $(4,784,178)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $85,113,062             $188,261,911
------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                   $3,564
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $120,264,054             $206,418,510
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $323,659,787             $117,241,277
At end of period (including accumulated undistributed
net investment income of $3,730,780 and
$3,427,555, respectively)                                        $443,923,841             $323,659,787
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                                YEARS ENDED 5/31
                                             ENDED     -----------------------------------------------------------------------
CLASS A                                   11/30/05            2005            2004          2003          2002            2001
                                       (UNAUDITED)
Net asset value, beginning of period        $24.20          $21.06          $16.14        $16.97        $17.64          $20.60
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#              $0.03           $0.41           $0.13         $0.08        $(0.02)         $(0.03)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    2.46            3.34            4.85         (0.91)        (0.55)          (1.84)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $2.49           $3.75           $4.98        $(0.83)       $(0.57)         $(1.87)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $--          $(0.06)         $(0.06)          $--           $--          $(0.27)
  From net realized gain on
  investments and foreign currency
  transactions                                  --           (0.55)             --            --         (0.10)          (0.82)
  From paid-in capital                          --              --              --            --         (0.00)+++          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $--          $(0.61)         $(0.06)          $--        $(0.10)         $(1.09)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $26.69          $24.20          $21.06        $16.14        $16.97          $17.64
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&*(+)                        10.29++         17.89           30.88         (4.89)        (3.20)          (9.41)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##          1.70+           1.68            2.04          2.16          2.14            2.13
Expenses after expense reductions##           1.65+           1.65            1.90          2.08          2.06            2.08
Net investment income (loss)                  0.22+           1.78            0.67          0.51         (0.11)          (0.17)
Portfolio turnover                              28              37              82            92            94             104
Net assets at end of period
(000 Omitted)                             $181,539        $142,789         $66,216       $39,161       $38,122         $35,742
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                              SIX MONTHS                                       YEARS ENDED 5/31
                                   ENDED         -----------------------------------------------------------------------------
CLASS B                         11/30/05                2005                2004           2003           2002            2001
                             (UNAUDITED)
Net asset value, beginning
of period                         $23.47              $20.51              $15.75         $16.65         $17.39          $20.34
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss)#                         $(0.05)              $0.21               $0.01          $0.00+        $(0.10)         $(0.13)
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                          2.38                3.30                4.75          (0.90)         (0.54)          (1.82)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                         $2.33               $3.51               $4.76         $(0.90)        $(0.64)         $(1.95)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                             $--                 $--                 $--            $--            $--          $(0.18)
  From net realized gain on
  investments and foreign
  currency transactions               --               (0.55)                 --             --          (0.10)          (0.82)
  From paid-in capital                --                  --                  --             --          (0.00)+++          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders             $--              $(0.55)                $--            $--         $(0.10)         $(1.00)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $25.80              $23.47              $20.51         $15.75         $16.65          $17.39
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&*(+)               9.93++             17.16               30.22          (5.41)         (3.65)          (9.92)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                        2.34+               2.33                2.58           2.66           2.64            2.63
Expenses after expense
reductions##                        2.29+               2.30                2.44           2.58           2.56            2.58
Net investment income
(loss)                             (0.39)+              0.93                0.07           0.02          (0.60)          (0.67)
Portfolio turnover                    28                  37                  82             92             94             104
Net assets at end of period
(000 Omitted)                    $62,038             $57,356             $37,076        $26,608        $27,751         $28,389
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                              SIX MONTHS                                       YEARS ENDED 5/31
                                   ENDED         -----------------------------------------------------------------------------
CLASS C                         11/30/05                2005                2004           2003           2002            2001
                             (UNAUDITED)
Net asset value, beginning
of period                         $23.14              $20.24              $15.55         $16.44         $17.17          $20.15
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss)#                         $(0.05)              $0.29               $0.03          $0.02         $(0.10)         $(0.11)
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                          2.36                3.16                4.68          (0.91)         (0.53)          (1.82)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                         $2.31               $3.45               $4.71         $(0.89)        $(0.63)         $(1.93)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                             $--                 $--              $(0.02)           $--            $--          $(0.23)
  From net realized gain on
  investments and foreign
  currency transactions               --               (0.55)                 --             --          (0.10)          (0.82)
  From paid-in capital                --                  --                  --             --          (0.00)+++          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders             $--              $(0.55)             $(0.02)           $--         $(0.10)         $(1.05)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $25.45              $23.14              $20.24         $15.55         $16.44          $17.17
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&*(+)               9.98++             17.09               30.27          (5.41)         (3.64)          (9.94)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                        2.35+               2.33                2.58           2.66           2.64            2.65
Expenses after expense
reductions##                        2.30+               2.30                2.44           2.58           2.56            2.60
Net investment income
(loss)                             (0.46)+              1.29                0.14           0.13          (0.61)          (0.60)
Portfolio turnover                    28                  37                  82             92             94             104
Net assets at end of period
(000 Omitted)                    $52,319             $35,808             $13,322         $8,248         $6,573          $6,784
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                              SIX MONTHS                                       YEARS ENDED 5/31
                                   ENDED         -----------------------------------------------------------------------------
CLASS I                         11/30/05                2005                2004           2003           2002            2001
                             (UNAUDITED)
Net asset value, beginning
of period                         $24.75              $21.52              $16.45         $17.20         $17.79          $20.77
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#           $0.07               $0.79               $0.18          $0.10          $0.12           $0.06
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                          2.53                3.12                5.01          (0.85)         (0.61)          (1.86)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                         $2.60               $3.91               $5.19         $(0.75)        $(0.49)         $(1.80)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                             $--              $(0.13)             $(0.12)           $--            $--          $(0.36)
  From net realized gain on
  investments and foreign
  currency transactions               --               (0.55)                 --             --          (0.10)          (0.82)
  From paid-in capital                --                  --                  --             --          (0.00)+++          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders             $--              $(0.68)             $(0.12)           $--         $(0.10)         $(1.18)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $27.35              $24.75              $21.52         $16.45         $17.20          $17.79
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&*                 10.51++             18.23               31.57          (4.30)         (2.72)          (9.04)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                        1.35+               1.34                1.58           1.66           1.64            1.61
Expenses after expense
reductions##                        1.30+               1.31                1.44           1.58           1.56            1.56
Net investment income               0.54+               3.32                0.80           0.74           0.77            0.30
Portfolio turnover                    28                  37                  82             92             94             104
Net assets at end of period
(000 Omitted)                   $148,028             $87,707                $627           $260           $458             $79
------------------------------------------------------------------------------------------------------------------------------
Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

  *  Certain expenses have been reduced without which performance would have been lower.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
(+)  Total returns do not include any applicable sales charges.
  &  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS International Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended November 30, 2005, the fund's custodian fees were reduced by $7,304 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended November 30, 2005, the fund's miscellaneous expenses were reduced by $1,612 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, foreign taxes, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes and passive foreign investment companies.

The tax character of distributions declared for the years ended May 31, 2005 and May 31, 2004 was as follows:

                                                  5/31/05          5/31/04
Distributions declared from:
  Ordinary income                              $2,733,191         $200,006
  Long-term capital gain                        2,050,987               --
--------------------------------------------------------------------------
Total distributions declared                   $4,784,178         $200,006

As of May 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income         $5,667,322
          Undistributed long-term capital gain   5,861,089
          Unrealized appreciation               25,789,531
          Other temporary differences              (59,301)

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average daily net assets          0.90%
          Next $1 billion of average daily net assets           0.80%
          Average daily net assets in excess of $2 billion      0.70%

MFS has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that the fund's operating expenses do not exceed 0.40% of the fund's average daily net assets annually. This new arrangement will be in effect until October 1, 2006. Prior to October 1, 2005, MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that these operating expenses did not exceed 0.40% of the fund's average daily net assets annually. This reimbursement agreement terminated on October 1, 2005. The fund will not be required to reimburse MFS $249,313 for unreimbursed expenses. For the six months ended November 30, 2005, the reduction resulting from these agreements amounted to $90,928 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $34,406 for the six months ended November 30, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                         TOTAL            ANNUAL      DISTRIBUTION
                              DISTRIBUTION           SERVICE      DISTRIBUTION         EFFECTIVE       AND SERVICE
                                  FEE RATE          FEE RATE           PLAN(1)           RATE(2)               FEE

Class A                              0.10%             0.25%             0.35%             0.35%          $284,784
Class B                              0.75%             0.25%             1.00%             1.00%           299,583
Class C                              0.75%             0.25%             1.00%             1.00%           223,675
------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                       $808,042

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    November 30, 2005 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2005, were as follows:

                                                                AMOUNT

          Class A                                               $1,567
          Class B                                              $31,940
          Class C                                               $6,216

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2005, the fee was $200,746, which equated to 0.1047% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended November 30, 2005, these costs amounted to $182,769.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended November 30, 2005 was equivalent to an annual effective rate of 0.0126% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $193. This amount is included in Independent trustees' compensation for the six months ended November 30, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $961, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $188,119,076 and $102,362,887, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $490,613,441
          ----------------------------------------------------------
          Gross unrealized appreciation                  $46,148,804
          Gross unrealized depreciation                  (11,663,878)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $34,484,926

Aggregate cost includes prior fiscal year end tax adjustments.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               Six months ended 11/30/05           Year ended 5/31/05
                                                SHARES          AMOUNT          SHARES          AMOUNT

CLASS A SHARES

Shares sold                                     1,982,240      $51,263,939      4,008,788      $95,543,220

Shares issued to shareholders in
reinvestment of distributions                          --               --         85,827        2,029,810

Shares reacquired                              (1,080,765)     (27,740,214)    (1,337,379)     (31,359,488)
----------------------------------------------------------------------------------------------------------
Net change                                        901,475      $23,523,725      2,757,236      $66,213,542

CLASS B SHARES

Shares sold                                       405,412      $10,187,425      1,269,649      $29,083,146

Shares issued to shareholders in
reinvestment of distributions                          --               --         40,408          929,793

Shares reacquired                                (444,377)     (11,076,767)      (673,486)     (15,209,449)
----------------------------------------------------------------------------------------------------------
Net change                                        (38,965)       $(889,342)       636,571      $14,803,490

CLASS C SHARES

Shares sold                                       671,033      $16,612,990      1,095,415      $25,084,125

Shares issued to shareholders in
reinvestment of distributions                          --               --         13,788          312,974

Shares reacquired                                (162,165)      (4,020,115)      (220,261)      (4,819,849)
----------------------------------------------------------------------------------------------------------
Net change                                        508,868      $12,592,875        888,942      $20,577,250

CLASS I SHARES

Shares sold                                     1,904,157      $50,810,016      3,520,031      $86,807,224

Shares issued to shareholders in
reinvestment of distributions                          --               --         28,710          693,642

Shares reacquired                                 (35,206)        (924,212)       (33,782)        (833,237)
----------------------------------------------------------------------------------------------------------
Net change                                      1,868,951      $49,885,804      3,514,959      $86,667,629

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 32% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended November 30, 2005 was $1,259, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended November 30, 2005.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 8th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd percentile for the one-year period and the 12th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to breakpoints that reduce the Fund's advisory fee rate on net assets over $1 billion and $2 billion. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2006 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             FGI-SEM-01/06 37M

MFS(R) EMERGING MARKETS EQUITY FUND                                    11/30/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                         1
---------------------------------------------
PORTFOLIO COMPOSITION                       2
---------------------------------------------
EXPENSE TABLE                               3
---------------------------------------------
PORTFOLIO OF INVESTMENTS                    5
---------------------------------------------
FINANCIAL STATEMENTS                       10
---------------------------------------------
NOTES TO FINANCIAL STATEMENTS              18
---------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                         26
---------------------------------------------
PROXY VOTING POLICIES AND INFORMATION      30
---------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE             30
---------------------------------------------
CONTACT INFORMATION                BACK COVER
---------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    January 17, 2006

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     94.2%
              Preferred Stocks                            3.6%
              Cash & Other Net Assets                     2.2%

              TOP TEN HOLDINGS

              Samsung Electronics Co. Ltd.                5.3%
              ------------------------------------------------
              Petroleo Brasileiro S.A., ADR               5.0%
              ------------------------------------------------
              Companhia Vale do Rio Doce, ADR             3.0%
              ------------------------------------------------
              Teva Pharmaceutical Industries
              Ltd., ADR                                   2.6%
              ------------------------------------------------
              LUKOIL, ADR                                 2.5%
              ------------------------------------------------
              Kookmin Bank                                2.2%
              ------------------------------------------------
              China Mobile Ltd.                           1.8%
              ------------------------------------------------
              Taiwan Semiconductor Manufacturing
              Co. Ltd.                                    1.7%
              ------------------------------------------------
              Telefonos de Mexico S.A. de
              C.V., ADR                                   1.6%
              ------------------------------------------------
              Hon Hai Precision Industry Co. Ltd.         1.6%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         22.2%
              ------------------------------------------------
              Energy                                     14.2%
              ------------------------------------------------
              Utilities & Communications                 13.9%
              ------------------------------------------------
              Technology                                 13.3%
              ------------------------------------------------
              Basic Materials                            12.0%
              ------------------------------------------------
              Consumer Staples                            5.5%
              ------------------------------------------------
              Autos & Housing                             5.4%
              ------------------------------------------------
              Health Care                                 3.7%
              ------------------------------------------------
              Leisure                                     3.0%
              ------------------------------------------------
              Special Products & Services                 2.6%
              ------------------------------------------------
              Transportation                              1.0%
              ------------------------------------------------
              Retailing                                   0.6%
              ------------------------------------------------
              Industrial Goods & Services                 0.4%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Brazil                                      16.2
              ------------------------------------------------
              South Korea                                 14.7
              ------------------------------------------------
              Taiwan                                       9.1
              ------------------------------------------------
              Russia                                       7.0
              ------------------------------------------------
              South Africa                                 6.8
              ------------------------------------------------
              China                                        6.3
              ------------------------------------------------
              Israel                                       6.1
              ------------------------------------------------
              Mexico                                       5.9
              ------------------------------------------------
              Turkey                                       4.2
              ------------------------------------------------
              All Others                                  23.7
              ------------------------------------------------

Percentages are based on net assets as of 11/30/05.
The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, JUNE 1, 2005 THROUGH NOVEMBER 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2005 through November 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                        Ending      Expenses
                         Annualized      Beginning     Account    Paid During
                          Expense      Account Value    Value       Period**
 Share Class               Ratio         6/01/05       11/30/05 6/01/05-11/30/05
--------------------------------------------------------------------------------
          Actual           1.82%        $1,000.00      $1,242.40      $10.23
  A  ---------------------------------------------------------------------------
          Hypothetical*    1.82%        $1,000.00      $1,015.94       $9.20
--------------------------------------------------------------------------------
          Actual           2.46%        $1,000.00      $1,238.60      $13.81
  B  ---------------------------------------------------------------------------
          Hypothetical*    2.46%        $1,000.00      $1,012.73      $12.41
--------------------------------------------------------------------------------
          Actual           2.49%        $1,000.00      $1,238.30      $13.97
  C  ---------------------------------------------------------------------------
          Hypothetical*    2.49%        $1,000.00      $1,012.58      $12.56
--------------------------------------------------------------------------------
          Actual           1.46%        $1,000.00      $1,244.30       $8.21
  I  ---------------------------------------------------------------------------
          Hypothetical*    1.46%        $1,000.00      $1,017.75       $7.38
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 94.2%
------------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR          $ VALUE
------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.6%
------------------------------------------------------------------------------------------------------
Anadolu Efes Biracilik ve Malt Sanayii A.S                               90,000        $     2,422,566
Companhia de Bebidas das Americas, ADR^                                  11,580                383,877
Grupo Modelo S.A. de C.V., "C"                                          418,270              1,411,523
                                                                                       ---------------
                                                                                       $     4,217,966
------------------------------------------------------------------------------------------------------
Automotive - 3.3%
------------------------------------------------------------------------------------------------------
Denway Motors Ltd.                                                    8,238,000        $     2,536,738
Hyundai Mobis                                                            22,950              1,911,501
Hyundai Motor Co. Ltd.                                                   34,810              2,856,798
PT Astra International Tbk                                            1,474,500              1,337,915
                                                                                       ---------------
                                                                                       $     8,642,952
------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 19.4%
------------------------------------------------------------------------------------------------------
Absa Group Ltd.                                                         176,292        $     2,500,557
African Bank Investments Ltd.                                           744,990              2,601,479
Akbank T.A.S                                                            379,873              3,016,300
Banco Nossa Caixa S.A.*                                                  27,200                434,349
Bangkok Bank Public Co. Ltd.                                            899,360              2,290,113
Bank Hapoalim B.M                                                       199,070                864,563
Bank Leumi le-Israel B.M                                                557,230              2,022,730
Cathay Financial Holding Co. Ltd.                                       878,000              1,585,641
Chinatrust Financial Holding Co. Ltd.                                 1,177,748                945,086
FirstRand Ltd.                                                        1,000,239              2,441,869
Fubon Financial Holding Co. Ltd.                                      1,163,000                924,485
Grupo Financiero Banorte S.A. de C.V                                  1,009,200              2,168,576
Hana Financial, Inc.*                                                    48,690              2,042,987
Kookmin Bank                                                             89,450              5,868,403
Malayan Banking Berhad                                                  861,000              2,554,828
Mega Financial Holding Co. Ltd.                                       1,569,000              1,028,014
Nedbank Group Ltd.                                                      121,867              1,647,615
Old Mutual PLC                                                        1,145,200              2,982,802
OTP Bank Ltd., GDR                                                       34,400              2,258,181
PT Bank Central Asia Tbk                                              4,037,500              1,328,522
Sanlam Ltd.                                                             678,060              1,383,988
Shinhan Financial Group Co. Ltd.                                         64,620              2,475,251
Turkiye Is Bankasi A.S., "C"                                            358,200              3,080,634
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                         47,570              2,941,729
                                                                                       ---------------
                                                                                       $    51,388,702
------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.3%
------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                 26,170        $     2,077,898
Naspers Ltd.                                                             79,700              1,280,963
                                                                                       ---------------
                                                                                       $     3,358,861
------------------------------------------------------------------------------------------------------
Business Services - 2.4%
------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                             80,700        $     2,132,901
Infosys Technologies Ltd., ADR                                           58,300              4,201,098
                                                                                       ---------------
                                                                                       $     6,333,999
------------------------------------------------------------------------------------------------------
Chemicals - 0.9%
------------------------------------------------------------------------------------------------------
Formosa Chemicals & Fibre Corp.                                         709,412        $     1,115,553
Makhteshim-Agan Industries Ltd.                                         235,500              1,289,399
                                                                                       ---------------
                                                                                       $     2,404,952
------------------------------------------------------------------------------------------------------
Computer Software - 0.9%
------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                 109,800        $     2,337,642
------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.9%
------------------------------------------------------------------------------------------------------
Acer, Inc.                                                              600,502        $     1,327,781
Asustek Computer, Inc.                                                  360,000              1,015,074
                                                                                       ---------------
                                                                                       $     2,342,855
------------------------------------------------------------------------------------------------------
Conglomerates - 0.2%
------------------------------------------------------------------------------------------------------
Koor Industries Ltd.*                                                     9,660        $       523,726
------------------------------------------------------------------------------------------------------
Construction - 2.1%
------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V                                               270,600        $     1,127,073
Corporacion GEO S.A. de C.V., "B"*                                      353,400              1,210,338
Gujarat Ambuja Cements Ltd.                                             555,225                975,183
Siam Cement Public Co. Ltd.                                             189,060              1,137,065
Urbi Desarrollos Urbanos S.A. de C.V.*                                  163,200              1,166,376
                                                                                       ---------------
                                                                                       $     5,616,035
------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.5%
------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                              449,620        $     1,636,491
Natura Cosmeticos S.A                                                    55,200              2,344,103
                                                                                       ---------------
                                                                                       $     3,980,594
------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%
------------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd.                                                      9,940        $     1,032,503
------------------------------------------------------------------------------------------------------
Electronics - 9.2%
------------------------------------------------------------------------------------------------------
MediaTek, Inc.                                                          195,483        $     2,037,618
Orbotech Ltd.*                                                           92,100              2,135,799
Samsung Electronics Co. Ltd.                                             24,050             13,875,446
Taiwan Semiconductor Manufacturing Co. Ltd.                           2,607,142              4,615,841
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                        169,469              1,623,513
                                                                                       ---------------
                                                                                       $    24,288,217
------------------------------------------------------------------------------------------------------
Energy - Independent - 3.0%
------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                            4,381,000        $     2,917,317
Oil & Natural Gas Corp. Ltd.                                             53,120              1,195,750
PTT Public Co.                                                          272,000              1,424,809
Reliance Industries Ltd.                                                138,770              2,517,002
                                                                                       ---------------
                                                                                       $     8,054,878
------------------------------------------------------------------------------------------------------
Energy - Integrated - 10.5%
------------------------------------------------------------------------------------------------------
AO Siberian Oil Co., ADR^                                               134,200        $     2,516,250
LUKOIL, ADR                                                             116,760              6,661,158
MOL Magyar Olaj-es Gazipari Rt., GDR                                     21,800              2,092,800
PetroChina Co. Ltd.                                                   4,422,000              3,470,612
Petroleo Brasileiro S.A., ADR^                                          195,350             13,205,660
                                                                                       ---------------
                                                                                       $    27,946,480
------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.9%
------------------------------------------------------------------------------------------------------
Coca-Cola HBC                                                            92,400        $     2,405,961
------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.9%
------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR^                                              30,650        $     1,195,350
Votorantim Celulose e Papel S.A., ADR^                                   93,275              1,150,081
                                                                                       ---------------
                                                                                       $     2,345,431
------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.7%
------------------------------------------------------------------------------------------------------
Genting Berhad                                                          473,400        $     2,571,122
Resorts World Berhad                                                    671,700              2,010,918
                                                                                       ---------------
                                                                                       $     4,582,040
------------------------------------------------------------------------------------------------------
General Merchandise - 0.6%
------------------------------------------------------------------------------------------------------
Shinsegae Co. Ltd.                                                        3,900        $     1,601,282
------------------------------------------------------------------------------------------------------
Insurance - 0.8%
------------------------------------------------------------------------------------------------------
Samsung Fire & Marine Insurance Co. Ltd.                                 19,580        $     2,039,473
------------------------------------------------------------------------------------------------------
Metals & Mining - 6.7%
------------------------------------------------------------------------------------------------------
Aluminum Corp. of China Ltd.                                          2,222,000        $     1,595,778
China Steel Corp.                                                     2,076,427              1,551,728
Companhia Siderurgica Nacional S.A., ADR^                                39,900                831,117
Companhia Vale do Rio Doce, ADR                                         183,460              7,954,826
Mining & Metallurgical Co. Norilsk Nickel, ADR                           28,480              2,423,648
POSCO, ADR^                                                              70,430              3,504,597
                                                                                       ---------------
                                                                                       $    17,861,694
------------------------------------------------------------------------------------------------------
Network & Telecom - 0.7%
------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                                       3,507,000        $     1,923,273
------------------------------------------------------------------------------------------------------
Oil Services - 0.7%
------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                        16,000        $     1,788,800
------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.6%
------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                     855,955        $     4,309,433
------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.7%
------------------------------------------------------------------------------------------------------
Gedeon Richter Rt                                                        15,200        $     2,716,677
Teva Pharmaceutical Industries Ltd., ADR^                               170,090              6,953,279
                                                                                       ---------------
                                                                                       $     9,669,956
------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 2.5%
------------------------------------------------------------------------------------------------------
Compania de Minas Buenaventura S.A.A., ADR^                              77,100        $     2,160,342
Freeport-McMoRan Copper & Gold, Inc., "B"                                51,700              2,694,087
Impala Platinum Holdings Ltd.                                            14,160              1,850,952
                                                                                       ---------------
                                                                                       $     6,705,381
------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.0%
------------------------------------------------------------------------------------------------------
All America Latina Logistica S.A                                         65,940        $     2,764,399
------------------------------------------------------------------------------------------------------
Real Estate - 0.2%
------------------------------------------------------------------------------------------------------
Impulsora del Desarrollo Economico de America Latina S.A. de C.V.*      701,330        $       536,421
------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
------------------------------------------------------------------------------------------------------
Formosa Plastics Corp.                                                1,254,000        $     1,879,372
IOI Corp.                                                               226,000                736,468
                                                                                       ---------------
                                                                                       $     2,615,840
------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 8.0%
------------------------------------------------------------------------------------------------------
Advanced Info Service PLC                                               457,700        $     1,098,880
China Mobile Ltd.                                                       981,000              4,785,267
Egyptian Mobil Services (MobiNil)                                        78,800              2,597,019
Millicom International Cellular S.A.*                                    50,000              1,152,000
Mobile TeleSystems OJSC, ADR                                             46,100              1,635,167
MTN Group Ltd.                                                          368,300              3,072,960
SK Telecom Co. Ltd.                                                       8,090              1,512,455
Turkcell Iletisim Hizmetleri A.S., ADR^                                 174,500              2,661,125
Vimpel-Communications, ADR*                                              57,100              2,588,343
                                                                                       ---------------
                                                                                       $    21,103,216
------------------------------------------------------------------------------------------------------
Telephone Services - 3.7%
------------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                         1,025,000        $     1,660,601
China Telecom Corp. Ltd.                                              3,824,000              1,319,105
Golden Telecom, Inc.                                                     46,600              1,258,200
Telefonos de Mexico S.A. de C.V., ADR                                   194,100              4,353,663
Telkom SA Ltd.                                                           63,200              1,279,234
                                                                                       ---------------
                                                                                       $     9,870,803
------------------------------------------------------------------------------------------------------
Tobacco - 0.6%
------------------------------------------------------------------------------------------------------
British American Tobacco PLC                                             50,600        $       526,176
ITC Ltd.                                                                398,550              1,167,250
                                                                                       ---------------
                                                                                       $     1,693,426
------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.3%
------------------------------------------------------------------------------------------------------
Manila Water Co., Inc.                                               10,992,000        $     1,340,364
Unified Energy System of Russia, ADR^                                    33,000              1,348,050
YTL Power International Berhad                                        1,264,120                760,247
                                                                                       ---------------
                                                                                       $     3,448,661
------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $189,220,711)                                           $   249,735,852
------------------------------------------------------------------------------------------------------
Preferred Stocks - 3.6%
------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.9%
------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR^                                  57,900        $     2,269,680
------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.1%
------------------------------------------------------------------------------------------------------
Banco Bradesco S.A                                                       95,800        $     2,930,929
------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.7%
------------------------------------------------------------------------------------------------------
Bradespar S.A                                                            72,860        $     1,977,026
------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.9%
------------------------------------------------------------------------------------------------------
AES Tiete S.A                                                        52,667,000        $     1,143,278
Companhia Energetica de Minas Gerais - CEMIG                         32,000,000              1,292,041
                                                                                       ---------------
                                                                                       $     2,435,319
------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $6,549,409)                                   $     9,612,954
------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 10.2%
------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                      26,982,472        $    26,982,472
------------------------------------------------------------------------------------------------------
Short-Term Obligation - 3.2%
------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.03%, due 12/01/05,
at Amortized Cost>                                                $   8,436,000        $     8,436,000
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $231,188,592)                                      $   294,767,278
------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (11.2)%                                                   (29,687,971)
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $   265,079,307
------------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is  on loan.
  > The rate shown represents an annualized yield at time of purchase.
(+) As of November 30, 2005 the fund had 35 securities representing $74,645,763 and
    28.20% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR  American Depository Receipt
GDR  Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 11/30/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $26,351,330 of securities on
loan (identified cost, $231,188,592)                                $294,767,278

Foreign currency, at value (identified cost, $423,843)                   421,532

Receivable for investments sold                                        2,381,724

Receivable for fund shares sold                                        1,913,115

Interest  and dividends receivable                                       163,372
------------------------------------------------------------------------------------------------------
Total assets                                                                              $299,647,021
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable to custodian                                                     $34,813
Payable for investments purchased                                      6,955,313
Payable for fund shares reacquired                                       381,501
Collateral for securities loaned, at value                            26,982,472
Payable to affiliates
  Management fee                                                           7,511
  Shareholder servicing costs                                             35,039
  Distribution and service fees                                            3,262
  Administrative services fee                                                 68
Accrued expenses and other liabilities                                   167,735
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $34,567,714
------------------------------------------------------------------------------------------------------
Net assets                                                                                $265,079,307
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $180,093,988
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $71,858 deferred country tax)                                 63,500,262
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 20,056,129
Undistributed net investment income                                    1,428,928
------------------------------------------------------------------------------------------------------
Net assets                                                                                $265,079,307
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    8,539,674
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $127,567,801
  Shares outstanding                                                   4,087,761
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $31.21
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$31.21)                                                   $33.11
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $51,907,189
  Shares outstanding                                                   1,730,308
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $30.00
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $24,810,454
  Shares outstanding                                                     833,120
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $29.78
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $60,793,863
  Shares outstanding                                                   1,888,485
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $32.19
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 11/30/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $2,994,008
  Interest                                                                130,972
  Foreign taxes withheld                                                 (397,295)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $2,727,685
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $1,104,000
  Distribution and service fees                                           473,870
  Shareholder servicing costs                                             198,680
  Administrative services fee                                              15,107
  Independent trustees' compensation                                        2,894
  Custodian fee                                                           104,014
  Printing                                                                 30,065
  Postage                                                                  10,048
  Auditing fees                                                            23,304
  Legal fees                                                                3,374
  Shareholder solicitation expenses                                         5,940
  Miscellaneous                                                            51,180
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $2,022,476
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (11,802)
  Reduction of expenses by investment adviser                                (525)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $2,010,149
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $717,536
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $344 deferred country tax)          $12,616,990
  Futures contracts                                                       122,795
  Foreign currency transactions                                          (243,323)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $12,496,462
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $30,979,424
  Translation of assets and liabilities in foreign currencies
  (net of $17,322 increase in deferred country tax)                        (8,898)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $30,970,526
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $43,466,988
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $44,184,524
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                     11/30/05                  5/31/05
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                                $717,536               $1,456,305
Net realized gain (loss) on investments and foreign
currency transactions                                              12,496,462               11,494,495
Net unrealized gain (loss) on investments and foreign
currency translation                                               30,970,526               20,420,160
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $44,184,524              $33,370,960
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                 $--                 $(65,790)
  Class I                                                                  --                 (136,079)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--                $(201,869)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $54,702,624              $27,316,194
------------------------------------------------------------------------------------------------------
Redemption fees                                                        $6,122                   $8,394
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $98,893,270              $60,493,679
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $166,186,037             $105,692,358
At end of period (including accumulated undistributed net
investment income of $1,428,928 and $711,392, respectively)      $265,079,307             $166,186,037
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                          SIX MONTHS                                YEARS ENDED 5/31
                                               ENDED      --------------------------------------------------------------------
CLASS A                                     11/30/05            2005            2004          2003          2002          2001
                                         (UNAUDITED)
Net asset value, beginning of period          $25.12          $19.15          $13.67        $15.16        $14.07        $15.35
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                       $0.11           $0.28           $0.11         $0.09         $0.05         $0.07
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                              5.98            5.72            5.52         (1.58)         1.04         (1.35)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $6.09           $6.00           $5.63        $(1.49)        $1.09        $(1.28)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $--          $(0.03)         $(0.15)          $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                               $0.00+++        $0.00+++        $0.00+++        $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $31.21          $25.12          $19.15        $13.67        $15.16        $14.07
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                        24.24++         31.32           41.34         (9.83)         7.60         (8.27)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            1.82+           1.88            2.20          2.49          2.54          2.42
Expenses after expense reductions##             1.82+           1.88            2.10          2.29          2.34          2.24
Net investment income(S)                        0.77+           1.25            0.62          0.68          0.37          0.45
Portfolio turnover                                34              73             116           214           189           154
Net assets at end of period
(000 Omitted)                               $127,568         $77,352         $48,806       $27,180       $33,212       $29,060
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                                YEARS ENDED 5/31
                                               ENDED      --------------------------------------------------------------------
CLASS B                                     11/30/05            2005            2004          2003          2002          2001
                                         (UNAUDITED)
Net asset value, beginning of period          $24.22          $18.57          $13.28        $14.79        $13.80        $15.13
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                $0.02           $0.12           $0.01         $0.01        $(0.01)       $(0.01)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                              5.76            5.53            5.36         (1.52)         1.00         (1.32)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $5.78           $5.65           $5.37        $(1.51)        $0.99        $(1.33)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $--             $--          $(0.08)          $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                               $0.00+++        $0.00+++        $0.00+++        $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $30.00          $24.22          $18.57        $13.28        $14.79        $13.80
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                           23.86++         30.43           40.64        (10.34)         7.17         (8.85)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            2.46+           2.53            2.73          2.99          3.04          2.92
Expenses after expense reductions##             2.46+           2.53            2.63          2.79          2.84          2.74
Net investment income (loss)(S)                 0.18+           0.56            0.08          0.10         (0.10)        (0.04)
Portfolio turnover                                34              73             116           214           189           154
Net assets at end of period
(000 Omitted)                                $51,907         $36,289         $31,053       $21,568       $32,671       $27,584
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                         SIX MONTHS                                 YEARS ENDED 5/31
                                              ENDED       --------------------------------------------------------------------
CLASS C                                    11/30/05             2005            2004          2003          2002          2001
                                        (UNAUDITED)
Net asset value, beginning of period         $24.05           $18.44          $13.19        $14.69        $13.71        $15.05
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#              $(0.00)+++        $0.13           $0.01         $0.01        $(0.01)       $(0.01)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                             5.73             5.48            5.33         (1.51)         0.99         (1.33)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $5.73            $5.61           $5.34        $(1.50)        $0.98        $(1.34)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                    $--              $--          $(0.09)          $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                              $0.00+++         $0.00+++        $0.00+++        $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $29.78           $24.05          $18.44        $13.19        $14.69        $13.71
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                          23.83++          30.42           40.73        (10.35)         7.15         (8.90)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##           2.49+            2.53            2.73          2.99          3.04          2.92
Expenses after expense reductions##            2.49+            2.53            2.63          2.79          2.84          2.74
Net investment income (loss)(S)               (0.01)+           0.59            0.08          0.08         (0.05)        (0.06)
Portfolio turnover                               34               73             116           214           189           154
Net assets at end of period
(000 Omitted)                               $24,810          $11,022          $7,013        $3,063        $5,213        $3,530
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                                YEARS ENDED 5/31
                                               ENDED      --------------------------------------------------------------------
CLASS I                                     11/30/05            2005            2004          2003          2002          2001
                                         (UNAUDITED)
Net asset value, beginning of period          $25.87          $19.72          $14.05        $15.50        $14.32        $15.55
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                       $0.17           $0.37           $0.20         $0.25         $0.17         $0.15
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                              6.15            5.88            5.68         (1.70)         1.01         (1.38)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $6.32           $6.25           $5.88        $(1.45)        $1.18        $(1.23)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $--          $(0.10)         $(0.21)          $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                               $0.00+++        $0.00+++        $0.00+++        $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $32.19          $25.87          $19.72        $14.05        $15.50        $14.32
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                           24.43++         31.74           42.04         (9.42)         8.24         (7.91)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            1.46+           1.53            1.73          1.99          2.04          1.92
Expenses after expense reductions##             1.46+           1.53            1.63          1.79          1.84          1.74
Net investment income(S)                        1.16+           1.60            1.08          1.93          1.23          1.02
Portfolio turnover                                34              73             116           214           189           154
Net assets at end of period
(000 Omitted)                                $60,794         $41,523         $18,821       $12,317        $2,590          $887
------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(S) Effective June 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for the period prior to May 31, 2002 have not been restated to reflect this change.
(+) Total returns do not include any applicable sales charges.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
*** Certain expenses have been reduced without which performance would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Futures contracts are generally valued at settlement price as reported by an independent pricing service on the exchange on which they are primarily traded. For futures contracts in which there were no sales during the day, futures contracts are generally valued at the last quoted bid price as reported by an independent pricing service on the exchange on which they are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non- hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund charges a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Due to systems limitations associated with the transition from applying a 5 business day redemption fee to a 30 calendar day redemption fee, the fund did not impose redemption fees with respect to purchases made in March 2005 followed by redemptions made in April 2005. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended November 30, 2005, the fund's custodian fees were reduced by $6,921 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended November 30, 2005, the fund's miscellaneous expenses were reduced by $4,881 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, passive foreign investment companies, foreign taxes, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, and wash sales.

The tax character of distributions declared for the years ended May 31, 2005 and May 31, 2004 was as follows:

                                                5/31/05           5/31/04
Distributions declared from:
  Ordinary income                              $201,869          $699,346

As of May 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $751,467
          Undistributed long-term capital gain          7,670,785
          Unrealized appreciation                      32,470,822
          Other temporary differences                     (92,279)

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $500 million of average daily net assets        1.05%
          Average daily net assets in excess of $500 million    1.00%

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $43,325 for the six months ended November 30, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(1)           RATE(2)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%            $174,131
Class B                             0.75%              0.25%              1.00%             1.00%             218,611
Class C                             0.75%              0.25%              1.00%             1.00%              81,128
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $473,870

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2005 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2005, were as follows:

                                                           AMOUNT

              Class A                                        $835
              Class B                                     $13,854
              Class C                                      $2,003

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2005, the fee was $110,071, which equated to 0.1036% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended November 30, 2005, these costs amounted to $59,218.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended November 30, 2005 was equivalent to an annual effective rate of 0.0142% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $184. This amount is included in Independent trustees' compensation for the six months ended November 30, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $525, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $121,547,091 and $68,931,176, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $231,299,710
          ----------------------------------------------------------
          Gross unrealized appreciation                  $65,772,620
          Gross unrealized depreciation                   (2,305,052)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)$63,467,568

Aggregate cost includes prior fiscal year end tax adjustments.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               Six months ended 11/30/05           Year ended 5/31/05
                                                SHARES          AMOUNT          SHARES          AMOUNT

CLASS A SHARES

Shares sold                                     1,614,003      $46,652,300      1,987,083      $46,159,568

Shares issued to shareholders in
reinvestment of distributions                          --               --          2,672           61,743

Shares reacquired                                (605,593)     (17,283,709)    (1,458,398)     (32,765,395)
----------------------------------------------------------------------------------------------------------
Net change                                      1,008,410      $29,368,591        531,357      $13,455,916

CLASS B SHARES

Shares sold                                       532,606      $14,784,650        584,095      $13,170,880

Shares reacquired                                (300,304)      (8,285,884)      (758,098)     (16,268,431)
----------------------------------------------------------------------------------------------------------
Net change                                        232,302       $6,498,766       (174,003)     $(3,097,551)

CLASS C SHARES

Shares sold                                       438,919      $12,257,537        394,363       $8,524,017

Shares reacquired                                 (64,100)      (1,734,803)      (316,447)      (6,512,766)
----------------------------------------------------------------------------------------------------------
Net change                                        374,819      $10,522,734         77,916       $2,011,251

CLASS I SHARES

Shares sold                                       445,785      $13,126,965      1,024,538      $23,723,200

Shares issued to shareholders in
reinvestment of distributions                          --               --          2,913           69,220

Shares reacquired                                (162,483)      (4,814,432)      (376,775)      (8,845,842)
----------------------------------------------------------------------------------------------------------
Net change                                        283,302       $8,312,533        650,676      $14,946,578

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 10.65% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended November 30, 2005 was $758, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended November 30, 2005.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 32nd percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 25th percentile for the one-year period and the 26th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to a breakpoint that reduces the Fund's advisory fee rate on net assets over $500 million. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2006 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             FEM-SEM-11/05 29M

MFS(R) INTERNATIONAL GROWTH FUND 11/30/05

SEMIANNUAL REPORT

-------------------------------------------------------------------------

LETTER FROM THE CEO                         1
---------------------------------------------
PORTFOLIO COMPOSITION                       2
---------------------------------------------
EXPENSE TABLE                               3
---------------------------------------------
PORTFOLIO OF INVESTMENTS                    5
---------------------------------------------
FINANCIAL STATEMENTS                       10
---------------------------------------------
NOTES TO FINANCIAL STATEMENTS              18
---------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                         25
---------------------------------------------
PROXY VOTING POLICIES AND INFORMATION      29
---------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE             29
---------------------------------------------
CONTACT INFORMATION                BACK COVER
---------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    January 17, 2006

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                    94.5%
              Cash & Other Net Assets                    5.2%
              Preferred Stocks                           0.3%

              TOP TEN HOLDINGS

              Samsung Electronics Co. Ltd.               3.2%
              -----------------------------------------------
              Vodafone Group PLC                         2.9%
              -----------------------------------------------
              GlaxoSmithKline PLC                        2.5%
              -----------------------------------------------
              Roche Holding  AG                          2.3%
              -----------------------------------------------
              TOTAL S.A.                                 2.0%
              -----------------------------------------------
              Reckitt Benckiser PLC                      2.0%
              -----------------------------------------------
              Nestle S.A.                                1.9%
              -----------------------------------------------
              Grupo Televisa S.A.                        1.8%
              -----------------------------------------------
              UBS AG                                     1.8%
              -----------------------------------------------
              Housing Development Finance
              Corp. Ltd.                                 1.8%
              -----------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                        21.1%
              -----------------------------------------------
              Health Care                               11.7%
              -----------------------------------------------
              Technology                                 9.4%
              -----------------------------------------------
              Energy                                     8.0%
              -----------------------------------------------
              Consumer Staples                           7.7%
              -----------------------------------------------
              Utilities & Communications                 7.7%
              -----------------------------------------------
              Leisure                                    7.1%
              -----------------------------------------------
              Retailing                                  6.0%
              -----------------------------------------------
              Basic Materials                            5.7%
              -----------------------------------------------
              Industrial Goods & Services                4.3%
              -----------------------------------------------
              Autos & Housing                            4.3%
              -----------------------------------------------
              Special Products & Services                1.1%
              -----------------------------------------------
              Transportation                             0.4%
              -----------------------------------------------

              COUNTRY WEIGHTINGS

              Great Britain                             20.8%
              -----------------------------------------------
              Japan                                     15.5%
              -----------------------------------------------
              France                                    11.6%
              -----------------------------------------------
              Switzerland                                8.1%
              -----------------------------------------------
              South Korea                                4.0%
              -----------------------------------------------
              India                                      3.8%
              -----------------------------------------------
              Mexico                                     3.7%
              -----------------------------------------------
              Canada                                     3.0%
              -----------------------------------------------
              Brazil                                     2.5%
              -----------------------------------------------
              Other                                     27.0%
              -----------------------------------------------

Percentages are based on net assets as of 11/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, JUNE 1, 2005 THROUGH NOVEMBER 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2005 through November 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                        Ending      Expenses
                         Annualized      Beginning     Account    Paid During
                          Expense      Account Value    Value       Period**
 Share Class               Ratio         6/01/05       11/30/05 6/01/05-11/30/05
--------------------------------------------------------------------------------
          Actual           1.64%        $1,000.00      $1,122.20       $8.72
  A  ---------------------------------------------------------------------------
          Hypothetical*    1.64%        $1,000.00      $1,016.85       $8.29
--------------------------------------------------------------------------------
          Actual           2.29%        $1,000.00      $1,118.90      $12.16
  B  ---------------------------------------------------------------------------
          Hypothetical*    2.29%        $1,000.00      $1,013.59      $11.56
--------------------------------------------------------------------------------
          Actual           2.29%        $1,000.00      $1,118.60      $12.16
  C  ---------------------------------------------------------------------------
          Hypothetical*    2.29%        $1,000.00      $1,013.59      $11.56
--------------------------------------------------------------------------------
          Actual           1.29%        $1,000.00      $1,123.80       $6.87
  I  ---------------------------------------------------------------------------
          Hypothetical*    1.29%        $1,000.00      $1,018.60       $6.53
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

ISSUER                                                                 SHARES/PAR          $ VALUE
------------------------------------------------------------------------------------------------------
Stocks - 94.5%
------------------------------------------------------------------------------------------------------
Airlines - 0.4%
------------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Sureste S.A. de C.V., ADR                        46,720        $     1,464,205
------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.0%
------------------------------------------------------------------------------------------------------
Pernod Ricard^                                                           25,710        $     4,198,010
------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.8%
------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                      322,920        $     2,321,769
LVMH Moet Hennessy Louis Vuitton S.A.^                                   59,170              5,046,141
                                                                                       ---------------
                                                                                       $     7,367,910
------------------------------------------------------------------------------------------------------
Automotive - 2.5%
------------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                           72,220        $     3,171,078
Kongsberg Automotive A.S.A.*                                            252,230              1,870,310
Toyota Motor Corp.                                                      110,600              5,350,272
                                                                                       ---------------
                                                                                       $    10,391,660
------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 17.2%
------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                             82,900        $     6,242,844
Aiful Corp.                                                              61,050              4,617,744
Akbank T.A.S                                                            302,510              2,402,016
Anglo Irish Bank Corp. PLC                                              289,310              3,977,018
Banco Nossa Caixa S.A.*                                                  24,890                397,461
Bank Rakyat Indonesia                                                12,200,500              3,619,153
China Construction Bank*                                              6,676,000              2,195,302
Close Brothers Group PLC                                                164,730              2,406,073
DEPFA Bank PLC                                                          165,660              2,484,279
Erste Bank der Oesterreichischen Sparkassen AG                           76,850              4,082,981
Housing Development Finance Corp. Ltd.                                  289,810              7,224,725
OTP Bank Ltd., GDR                                                       57,160              3,752,256
Powszechna Kasa Oszczednosci Bank Polski S.A                            375,970              3,154,195
Shinsei Bank Ltd.                                                       340,000              1,903,212
St. George Bank Ltd.^                                                   106,200              2,213,375
Standard Chartered PLC                                                  197,580              4,212,042
Takefuji Corp.                                                           29,780              2,008,139
Turkiye Vakiflar Bankasi T.A.O.*                                        463,510              2,290,204
UBS AG                                                                   79,379              7,283,513
UniCredito Italiano S.p.A.^                                             710,780              4,390,041
                                                                                       ---------------
                                                                                       $    70,856,573
------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.7%
------------------------------------------------------------------------------------------------------
Astro All Asia Networks PLC                                           1,349,800        $     1,966,857
Grupo Televisa S.A., ADR                                                 91,960              7,301,624
Nippon Television Network Corp.                                          13,810              2,132,248
PagesJaunes S.A.^                                                       159,920              3,889,079
WPP Group PLC                                                           425,950              4,178,933
                                                                                       ---------------
                                                                                       $    19,468,741
------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.9%
------------------------------------------------------------------------------------------------------
Jafco Co. Ltd.                                                           66,100        $     4,672,770
Julius Baer Holding Ltd.^                                                46,146              3,238,624
Schroders PLC                                                           124,290              1,892,812
Van Lanschot N.V                                                         30,950              2,189,311
                                                                                       ---------------
                                                                                       $    11,993,517
------------------------------------------------------------------------------------------------------
Business Services - 1.0%
------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                70,290        $     4,121,822
------------------------------------------------------------------------------------------------------
Construction - 1.8%
------------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR                                                  80,106        $     4,509,968
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes                95,200              1,054,812
Wienerberger AG                                                          47,370              1,811,677
                                                                                       ---------------
                                                                                       $     7,376,457
------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.7%
------------------------------------------------------------------------------------------------------
AmorePacific Corp.                                                        9,560        $     3,108,268
L'Oreal S.A.^                                                            45,210              3,254,262
Natura Cosmeticos S.A                                                    23,560              1,000,490
Reckitt Benckiser PLC                                                   260,720              8,034,547
                                                                                       ---------------
                                                                                       $    15,397,567
------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.9%
------------------------------------------------------------------------------------------------------
Keyence Corp.^                                                           10,400        $     2,638,143
Nidec Corp.                                                              21,900              1,562,744
Nitto Denko Corp.                                                        60,100              4,116,203
Schneider Electric S.A.^                                                 44,000              3,777,039
                                                                                       ---------------
                                                                                       $    12,094,129
------------------------------------------------------------------------------------------------------
Electronics - 8.5%
------------------------------------------------------------------------------------------------------
Canon, Inc.                                                              78,000        $     4,390,694
Murata Manufacturing Co. Ltd.                                            37,500              2,125,585
Nippon Electric Glass Co. Ltd.^                                         154,000              3,108,890
Ricoh Co. Ltd.                                                          225,000              3,930,300
Royal Philips Electronics N.V                                           172,470              4,795,133
Samsung Electronics Co. Ltd.                                             23,010             13,275,427
USHIO America, Inc.^                                                    158,000              3,518,772
                                                                                       ---------------
                                                                                       $    35,144,801
------------------------------------------------------------------------------------------------------
Energy - Independent - 4.7%
------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                          40,960        $     1,855,899
CNOOC Ltd.                                                            6,170,000              4,108,616
EnCana Corp.                                                             73,750              3,272,089
Norsk Hydro A.S.A                                                        17,910              1,797,051
Reliance Industries Ltd.                                                223,200              4,048,388
Talisman Energy, Inc.                                                    85,780              4,099,885
                                                                                       ---------------
                                                                                       $    19,181,928
------------------------------------------------------------------------------------------------------
Energy - Integrated - 3.3%
------------------------------------------------------------------------------------------------------
BP PLC                                                                  487,621        $     5,354,666
TOTAL S.A.^                                                              32,390              8,094,667
                                                                                       ---------------
                                                                                       $    13,449,333
------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.2%
------------------------------------------------------------------------------------------------------
Tesco PLC                                                               979,062        $     5,121,343
------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.0%
------------------------------------------------------------------------------------------------------
Groupe Danone^                                                           42,820        $     4,413,007
Nestle S.A.^                                                             26,450              7,791,675
                                                                                       ---------------
                                                                                       $    12,204,682
------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.4%
------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                        546,430        $     3,141,753
William Hill Organization Ltd.                                          289,810              2,535,951
                                                                                       ---------------
                                                                                       $     5,677,704
------------------------------------------------------------------------------------------------------
Insurance - 1.0%
------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                 40,190        $     2,230,545
St. James's Place Capital PLC                                           387,319              1,702,795
                                                                                       ---------------
                                                                                       $     3,933,340
------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.4%
------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                               24,600        $     2,011,019
Sandvik AB                                                               80,240              3,787,849
                                                                                       ---------------
                                                                                       $     5,798,868
------------------------------------------------------------------------------------------------------
Medical Equipment - 2.3%
------------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                      487,640        $     4,334,061
Straumann Holding AG^                                                    10,680              2,314,413
Synthes, Inc.                                                            27,590              2,956,683
                                                                                       ---------------
                                                                                       $     9,605,157
------------------------------------------------------------------------------------------------------
Metals & Mining - 3.3%
------------------------------------------------------------------------------------------------------
Aber Diamond Corp.##                                                     26,100        $       933,860
Aber Diamond Corp.                                                       60,420              2,161,833
BHP Billiton Ltd.^                                                      307,570              4,954,084
Companhia Vale do Rio Doce, ADR                                         128,680              5,579,565
                                                                                       ---------------
                                                                                       $    13,629,342
------------------------------------------------------------------------------------------------------
Network & Telecom - 0.9%
------------------------------------------------------------------------------------------------------
CSR PLC*                                                                245,790        $     3,584,940
------------------------------------------------------------------------------------------------------
Pharmaceuticals - 9.4%
------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                         145,290        $     6,678,060
Chugai Pharmaceutical Co. Ltd.                                           79,200              1,789,924
GlaxoSmithKline PLC                                                     416,220             10,303,428
Roche Holding AG                                                         63,560              9,511,332
Sanofi-Aventis^                                                          76,650              6,166,098
Teva Pharmaceutical Industries Ltd., ADR^                                99,380              4,062,654
                                                                                       ---------------
                                                                                       $    38,511,496
------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.0%
------------------------------------------------------------------------------------------------------
Yell Group PLC                                                          496,320        $     4,212,784
------------------------------------------------------------------------------------------------------
Special Products & Services - 0.1%
------------------------------------------------------------------------------------------------------
Cosan S.A. Industria e Comercio*                                         22,300        $       588,360
------------------------------------------------------------------------------------------------------
Specialty Chemicals - 2.4%
------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.^                                                   200,000        $     2,298,779
Kaneka Corp.                                                            230,000              2,741,456
L'Air Liquide S.A.^                                                      26,427              4,754,134
                                                                                       ---------------
                                                                                       $     9,794,369
------------------------------------------------------------------------------------------------------
Specialty Stores - 3.0%
------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                    339,500        $     2,388,209
Industria de Diseno Textil S.A                                           88,460              2,602,035
NEXT PLC                                                                145,010              3,449,359
Nishimatsuya Chain Co. Ltd.^                                             58,700              2,294,239
Submarino S.A.*                                                          99,470              1,663,531
                                                                                       ---------------
                                                                                       $    12,397,373
------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 4.5%
------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR, "L"                                     70,410        $     2,022,175
Mobile TeleSystems OJSC, ADR                                             55,270              1,960,427
MTN Group Ltd.                                                          278,280              2,321,867
Vodafone Group PLC                                                    5,617,620             12,064,052
                                                                                       ---------------
                                                                                       $    18,368,521
------------------------------------------------------------------------------------------------------
Telephone Services - 1.5%
------------------------------------------------------------------------------------------------------
FastWeb S.p.A.^*                                                         59,204        $     2,771,281
Telenor A.S.A                                                           350,410              3,286,880
                                                                                       ---------------
                                                                                       $     6,058,161
------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.7%
------------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                         119,550        $     3,134,612
Suez S.A.^                                                              136,641              3,890,349
                                                                                       ---------------
                                                                                       $     7,024,961
------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $351,074,608)                                           $   389,018,054
------------------------------------------------------------------------------------------------------
Preferred Stocks - 0.3%
------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.3%
------------------------------------------------------------------------------------------------------
Bancolombia S.A., ADR (Identified Cost, $712,157)                        45,160        $     1,160,612
------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 14.6%
------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                          60,246,500        $    60,246,500
------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.9%
------------------------------------------------------------------------------------------------------
Morgan Stanley, 4.02%, dated 11/30/2005, due 12/01/05, total to be received $11,736,310 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at Cost  $  11,735,000        $    11,735,000
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $423,768,265)(+)                                   $   462,160,166
------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (12.3)%                                                   (50,564,505)
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $   411,595,661
------------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan. ##SEC Rule 144A restriction.
(+) As of November 30, 2005, the fund had 62 securities representing $256,375,199 and 62.3% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR  American Depository Receipt
GDR  Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 11/30/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $57,414,300 of securities on
loan (identified cost, $423,768,265)                                $462,160,166
Foreign currency, at value (identified cost, $1,599,641)               1,499,300
Receivable for investments sold                                        6,454,920
Receivable for fund shares sold                                        3,379,103
Interest and dividends receivable                                        814,528
Receivable from investment adviser                                       372,309
Other assets                                                                 752
------------------------------------------------------------------------------------------------------
Total assets                                                                              $474,681,078
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable to custodian                                                      $1,472
Payable for investments purchased                                      2,032,971
Payable for fund shares reacquired                                       405,440
Collateral for securities loaned, at value                            60,246,500
Payable to affiliates
  Management fee                                                          10,061
  Shareholder servicing costs                                             80,909
  Distribution and service fees                                            3,478
  Administrative services fee                                                 92
Accrued expenses and other liabilities                                   304,494
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $63,085,417
------------------------------------------------------------------------------------------------------
Net assets                                                                                $411,595,661
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $359,194,183
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $138,074 deferred country tax)                                38,142,876
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 13,546,603
Undistributed net investment income                                      711,999
------------------------------------------------------------------------------------------------------
Net assets                                                                                $411,595,661
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   18,973,375
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $156,508,925
  Shares outstanding                                                   7,380,650
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $21.21
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$21.21)                                                   $22.50
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $47,391,859
  Shares outstanding                                                   2,331,701
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $20.33
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $25,457,915
  Shares outstanding                                                   1,261,621
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $20.18
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $182,236,962
  Shares outstanding                                                   7,999,403
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $22.78
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 11/30/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $3,014,998
  Interest                                                                261,048
  Foreign taxes withheld                                                 (152,425)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $3,123,621
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $1,523,432
  Distribution and service fees                                           580,976
  Shareholder servicing costs                                             375,801
  Administrative services fee                                              21,846
  Independent trustees' compensation                                        2,952
  Custodian fee                                                           209,732
  Printing                                                                 48,013
  Postage                                                                   4,201
  Auditing fees                                                            23,322
  Legal fees                                                                5,206
  Registration fees                                                        75,086
  Shareholder solicitation expenses                                         6,452
  Miscellaneous                                                            12,390
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $2,889,409
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (6,994)
  Reduction of expenses by investment adviser                            (124,721)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $2,757,694
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $365,927
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $12,955 country tax)                $19,523,158
  Foreign currency transactions                                          (280,950)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $19,242,208
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $116,756 increase in deferred country tax)      $17,681,692
  Translation of assets and liabilities in foreign currencies            (128,883)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $17,552,809
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $36,795,017
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $37,160,944
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                     11/30/05                  5/31/05
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                                $365,927                 $527,584
Net realized gain (loss) on investments and foreign
currency transactions                                              19,242,208                8,509,998
Net unrealized gain (loss) on investments and foreign
currency translation                                               17,552,809                1,499,582
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $37,160,944              $10,537,164
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $105,587,858             $152,781,020
------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                  $10,339
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $142,748,802             $163,328,523
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $268,846,859             $105,518,336
At end of period (including undistributed net investment
income of $711,999 and $346,072, respectively)                   $411,595,661             $268,846,859
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                   SIX MONTHS                                   YEARS ENDED 5/31
                                       ENDED      ----------------------------------------------------------------------------
CLASS A                             11/30/05             2005             2004            2003            2002            2001
                                 (UNAUDITED)

Net asset value,
beginning of period                   $18.90           $17.07           $13.02          $14.22          $15.48          $19.19
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment
  income (loss)#                       $0.02            $0.08            $0.05          $(0.00)+++      $(0.04)         $(0.08)
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                  2.29             1.75             4.00           (1.20)          (1.22)          (2.24)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                             $2.31            $1.83            $4.05          $(1.20)         $(1.26)         $(2.32)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income             $--              $--              $--             $--             $--          $(0.07)
  From net realized gain on
  investments and foreign
  currency transactions                   --               --               --              --              --           (1.32)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $--              $--              $--             $--             $--          $(1.39)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $21.21           $18.90           $17.07          $13.02          $14.22          $15.48
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                12.22++          10.72            31.21           (8.57)          (8.07)         (12.54)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                            1.71+            1.72             2.05            2.23            2.13            2.01
Expenses after expense
reductions##                            1.64+            1.65             1.92            2.16            2.06            2.01
Net investment income (loss)            0.22+            0.43             0.30           (0.03)          (0.30)          (0.47)
Portfolio turnover                        40               75              102              87             127              84
Net assets at end of period
(000 Omitted)                       $156,509         $110,876          $56,503         $42,544         $42,084         $49,797
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                              SIX MONTHS                                       YEARS ENDED 5/31
                                   ENDED         -----------------------------------------------------------------------------
CLASS B                         11/30/05                2005                2004           2003           2002            2001
                             (UNAUDITED)

Net asset value, beginning
of period                         $18.17              $16.52              $12.66         $13.91         $15.21          $18.89
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss#            $(0.04)             $(0.07)             $(0.05)        $(0.07)        $(0.11)         $(0.17)
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                          2.20                1.72                3.91          (1.18)         (1.19)          (2.19)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                         $2.16               $1.65               $3.86         $(1.25)        $(1.30)         $(2.36)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions              $--                 $--                 $--            $--            $--          $(1.32)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $20.33              $18.17              $16.52         $12.66         $13.91          $15.21
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***            11.89++              9.99               30.49          (8.99)         (8.55)         (12.93)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                        2.36+               2.37                2.60           2.73           2.63            2.51
Expenses after expense
reductions##                        2.29+               2.30                2.47           2.66           2.56            2.51
Net investment loss                (0.40)+             (0.37)              (0.31)         (0.55)         (0.80)          (0.97)
Portfolio turnover                    40                  75                 102             87            127              84
Net assets at end of period
(000 Omitted)                    $47,392             $46,211             $39,093        $29,341        $37,337         $44,600
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                              SIX MONTHS                                       YEARS ENDED 5/31
                                   ENDED         -----------------------------------------------------------------------------
CLASS C                         11/30/05                2005                2004           2003           2002            2001
                             (UNAUDITED)

Net asset value, beginning
of period                         $18.04              $16.40              $12.57         $13.81         $15.10          $18.79
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss)#                         $(0.04)             $(0.05)              $0.00+++      $(0.06)        $(0.11)         $(0.17)
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                          2.18                1.69                3.83          (1.18)         (1.18)          (2.19)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                         $2.14               $1.64               $3.83         $(1.24)        $(1.29)         $(2.36)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                             $--                 $--                 $--            $--            $--          $(0.01)
  From net realized gain on
  investments and foreign
  currency transactions               --                  --                  --             --             --           (1.32)
------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders             $--                 $--                 $--            $--            $--          $(1.33)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $20.18              $18.04              $16.40         $12.57         $13.81          $15.10
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***            11.86++             10.00               30.47          (8.98)         (8.54)         (12.98)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                        2.36+               2.37                2.56           2.73           2.63            2.51
Expenses after expense
reductions##                        2.29+               2.30                2.43           2.66           2.56            2.51
Net investment income
(loss)                             (0.42)+             (0.27)               0.03          (0.54)         (0.80)          (0.97)
Portfolio turnover                    40                  75                 102             87            127              84
Net assets at end of period
(000 Omitted)                    $25,458             $19,356              $9,916         $3,685         $4,370          $5,364
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                              SIX MONTHS                                       YEARS ENDED 5/31
                                   ENDED         -----------------------------------------------------------------------------
CLASS I                         11/30/05                2005                2004           2003           2002            2001
                             (UNAUDITED)
Net asset value, beginning
of period                         $20.27              $18.24              $13.75         $14.83         $15.69          $19.45
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss)#                          $0.06               $0.27               $0.47         $(0.07)         $0.18          $(0.01)
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                          2.45                1.76                4.02          (1.01)         (1.04)          (2.27)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                         $2.51               $2.03               $4.49         $(1.08)        $(0.86)         $(2.28)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                             $--                 $--                 $--            $--            $--          $(0.16)
  From net realized gain on
  investments and foreign
  currency transactions               --                  --                  --             --             --           (1.32)
------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders             $--                 $--                 $--            $--            $--          $(1.48)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $22.78              $20.27              $18.24         $13.75         $14.83          $15.69
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&***               12.38++             11.13               32.65          (7.22)         (6.68)         (11.17)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                        1.36+               1.39                1.31###        1.80###        1.63            1.51
Expenses after expense
reductions##                        1.29+               1.32                1.18###        1.73###        1.56            1.51
Net investment
income (loss)                       0.54+               1.42                2.81          (0.54)          1.23           (0.08)
Portfolio turnover                    40                  75                 102             87            127              84
Net assets at end of period
(000 Omitted)                   $182,237             $92,403                  $7            $--(++)        $--(++)         $--(++)
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

 *** Certain expenses have been reduced without which performance would have been lower.
   + Annualized.
 ++  Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 ### Expense ratio is not in correlation with contractual fee arrangement due to the timing of sales and redemptions of fund shares during the period.
 (+) Total returns do not include any applicable sales charges.
(++) Net assets were less than $500.
   & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended November 30, 2005, the fund's custodian fees were reduced by $5,744 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended November 30, 2005, the fund's miscellaneous expenses were reduced by $1,250 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, and foreign taxes.

The fund paid no distributions for the years ended May 31, 2004 and May 31, 2005.

As of May 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                 $355,900
          Capital loss carryforward                   (5,234,189)
          Unrealized appreciation                     20,305,351
          Other temporary differences                   (186,528)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on May 31, 2011.

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.0 billion of average daily net assets        0.90%
          Next $1.0 billion of average daily net assets         0.80%
          Average daily net assets in excess of $2.0 billion    0.70%

The management fee incurred for the six months ended November 30, 2005 was equivalent to an annual effective rate of 0.90% of the fund's average daily net assets.

MFS has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that the fund's operating expenses do not exceed 0.40% of the fund's average daily net assets annually. This new arrangement will be in effect until October 1, 2006. Prior to October 1, 2005, MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that these operating expenses did not exceed 0.40% of the fund's average daily net assets annually. This reimbursement agreement terminated on October 1, 2005. The fund will not be required to reimburse MFS $326,711 for unreimbursed expenses. For the six months ended November 30, 2005, the reduction resulting from these agreements amounted to $123,874 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $20,000 for the six months ended November 30, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                           TOTAL           ANNUAL       DISTRIBUTION
                                DISTRIBUTION           SERVICE      DISTRIBUTION        EFFECTIVE        AND SERVICE
                                    FEE RATE          FEE RATE           PLAN(1)          RATE(2)                FEE

Class A                                0.10%             0.25%             0.35%            0.35%           $232,169
Class B                                0.75%             0.25%             1.00%            1.00%            236,528
Class C                                0.75%             0.25%             1.00%            1.00%            112,279
----------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                         $580,976

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30,
    2005 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2005, were as follows:
                                                        AMOUNT

          Class A                                       $2,707
          Class B                                      $31,296
          Class C                                       $1,882

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2005, the fee was $177,627, which equated to 0.1038% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended November 30, 2005, these costs amounted to $158,976.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended November 30, 2005 was equivalent to an annual effective rate of 0.0128% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $414. This amount is included in Independent trustees' compensation for the six months ended November 30, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $847, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $214 were accrued on July 28, 2004 and paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $221,220,934 and $131,847,527, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $424,229,681
          ----------------------------------------------------------
          Gross unrealized appreciation                  $43,330,804
          Gross unrealized depreciation                   (5,400,319)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $37,930,485

Aggregate cost includes prior fiscal year end tax adjustments.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               Six months ended 11/30/05           Year ended 5/31/05
                                                SHARES          AMOUNT          SHARES          AMOUNT

CLASS A SHARES
Shares sold                                     2,365,064      $48,404,806      4,261,652      $79,680,948
Shares reacquired                                (850,666)     (17,413,253)    (1,706,075)     (31,232,717)
-----------------------------------------------------------------------------------------------------------
Net change                                      1,514,398      $30,991,553      2,555,577      $48,448,231

CLASS B SHARES

Shares sold                                       237,438       $4,636,223      1,078,491      $19,041,976
Shares reacquired                                (448,406)      (8,755,986)      (902,328)     (15,840,715)
-----------------------------------------------------------------------------------------------------------
Net change                                       (210,968)     $(4,119,763)       176,163       $3,201,261

CLASS C SHARES

Shares sold                                       285,057       $5,512,639        613,664      $10,853,014
Shares reacquired                                 (96,195)      (1,865,388)      (145,554)      (2,565,272)
-----------------------------------------------------------------------------------------------------------
Net change                                        188,862       $3,647,251        468,110       $8,287,742

CLASS I SHARES

Shares sold                                     3,509,894      $76,599,906      4,564,337      $92,967,060
Shares reacquired                                 (69,174)      (1,531,089)        (6,020)        (123,274)
-----------------------------------------------------------------------------------------------------------
Net change                                      3,440,720      $75,068,817      4,558,317      $92,843,786

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 34% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended November 30, 2005, was $1,155, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended November 30, 2005.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 20th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 41st percentile for the one-year period and the 20th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to breakpoints that reduce the Fund's advisory fee rate on net assets over $1 billion and $2 billion. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2006 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             FGF-SEM-01/06 29M

MFS(R) Mutual Funds
SEMIANNUAL REPORT                                                      11/30/05

MFS(R) INTERNATIONAL
DIVERSIFICATION FUND

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL DIVERSIFICATION FUND

The fund seeks long-term growth of capital.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT
PROSPECTUS.

TABLE OF CONTENTS
----------------------------------------------
LETTER FROM THE CEO                          1
----------------------------------------------
PORTFOLIO COMPOSITION                        2
----------------------------------------------
PERFORMANCE SUMMARY                          3
----------------------------------------------
EXPENSE TABLE                                6
----------------------------------------------
PORTFOLIO OF INVESTMENTS                     8
----------------------------------------------
FINANCIAL STATEMENTS                         9
----------------------------------------------
NOTES TO FINANCIAL STATEMENTS               21
----------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                          30
----------------------------------------------
PROXY VOTING POLICIES AND INFORMATION       34
----------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE              34
----------------------------------------------
CONTACT INFORMATION                 BACK COVER
----------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    January 17, 2006

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO TARGET ALLOCATIONS

              International Stock funds                 100.0%


              PORTFOLIO ACTUAL ALLOCATIONS

              International Stock Funds                 100.0%


              PORTFOLIO HOLDINGS

              MFS Research International Fund            35.0%
              ------------------------------------------------
              MFS International Value Fund               25.0%
              ------------------------------------------------
              MFS International Growth Fund              25.0%
              ------------------------------------------------
              MFS International New
              Discovery Fund                             10.0%
              ------------------------------------------------
              MFS Emerging Markets Equity Fund            5.0%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 11/30/05

Because mutual funds are designed for investors with long-term goals, we have provided average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS THROUGH 11/30/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      6-mo        1-yr       Life*
----------------------------------------------------------------------------
        A                 9/30/04             13.33%      15.70%      23.18%
----------------------------------------------------------------------------
        B                 9/30/04             12.93%      14.92%      22.37%
----------------------------------------------------------------------------
        C                 9/30/04             13.03%      15.01%      22.36%
----------------------------------------------------------------------------
        I                 9/30/04             13.48%      16.10%      23.54%
----------------------------------------------------------------------------
        R                 9/30/04             13.25%      15.58%      22.97%
----------------------------------------------------------------------------
       R1                 4/01/05             12.84%      14.83%      22.29%
----------------------------------------------------------------------------
       R2                 4/01/05             13.11%      15.10%      22.54%
----------------------------------------------------------------------------
       R3                 9/30/04             13.17%      15.28%      22.70%
----------------------------------------------------------------------------
       R4                 4/01/05             13.24%      15.61%      23.09%
----------------------------------------------------------------------------
       R5                 4/01/05             13.40%      15.88%      23.34%
----------------------------------------------------------------------------
      529A                9/30/04             13.26%      15.41%      22.82%
----------------------------------------------------------------------------
      529B                9/30/04             12.85%      14.64%      22.02%
----------------------------------------------------------------------------
      529C                9/30/04             12.84%      14.73%      22.10%
----------------------------------------------------------------------------

COMPARATIVE BENCHMARKS

                                               6-mo        1-yr       Life*
----------------------------------------------------------------------------
Average international multi-cap core fund(+)  11.86%      13.93%      20.75%
----------------------------------------------------------------------------
MSCI All Country World (ex-U.S.) Index#       13.48%      16.53%      24.36%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
----------------------------------------------------------------------------
        A                                      6.81%       9.05%      17.10%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
        B                                      8.93%      10.92%      19.06%
With CDSC (Declining over six years from 4% to 0%)
----------------------------------------------------------------------------
        C                                     12.03%      14.01%      22.36%
With CDSC (1% for 12 months)+
----------------------------------------------------------------------------
      529A                                     6.75%       8.78%      16.76%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
      529B                                     8.85%      10.64%      18.71%
With CDSC (Declining over six years from 4% to 0%)
----------------------------------------------------------------------------
      529C                                    11.84%      13.73%      22.10%
With CDSC (1% for 12 months)+
----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

  * For the period from the commencement of the fund's investment operations, September 30, 2004, through November 30, 2005. Index information is from October 1, 2004.
  + Assuming redemption within one year from the end of the prior month of purchase.
(+) Source: Lipper Inc., an independent firm that reports mutual fund performance.
  # Source: Standard & Poor's Micropal, Inc.

Periods less than one year are actual, not annualized.

INDEX DEFINITION

MSCI All Country World (ex-US) Index - a market capitalization index that is designed to measure equity performance in the developed and emerging markets, excluding the U.S.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for R4 and R5 shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R1 and R2 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The fund is a "fund of funds", meaning that the fund seeks to achieve its objective by investing the majority of its assets in other MFS mutual funds, referred to as underlying funds. The risks listed below are associated with the underlying funds. Stock markets are volatile and can decline due to adverse issuer, political regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell shares, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JUNE 1, 2005 THROUGH NOVEMBER 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2005 through November 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                     Beginning    Ending        Expenses
                        Annualized    Account     Account       Paid During
                         Expense       Value       Value          Period**
Share Class               Ratio       6/01/05    11/30/05    6/01/05-11/30/05
-------------------------------------------------------------------------------
      Actual              0.35%      $1,000.00   $1,133.30        $1.87
 A    -------------------------------------------------------------------------
      Hypothetical*       0.35%      $1,000.00   $1,023.31        $1.78
-------------------------------------------------------------------------------
      Actual              1.00%      $1,000.00   $1,129.30        $5.34
 B    -------------------------------------------------------------------------
      Hypothetical*       1.00%      $1,000.00   $1,020.05        $5.06
-------------------------------------------------------------------------------
      Actual              1.00%      $1,000.00   $1,130.30        $5.34
 C    -------------------------------------------------------------------------
      Hypothetical*       1.00%      $1,000.00   $1,020.05        $5.06
-------------------------------------------------------------------------------
      Actual              0.00%      $1,000.00   $1,134.80        $0.00
 I    -------------------------------------------------------------------------
      Hypothetical*       0.00%      $1,000.00   $1,025.07        $0.00
-------------------------------------------------------------------------------
      Actual              0.50%      $1,000.00   $1,132.50        $2.67
 R    -------------------------------------------------------------------------
      Hypothetical*       0.50%      $1,000.00   $1,022.56        $2.54
-------------------------------------------------------------------------------
      Actual              1.16%      $1,000.00   $1,128.40        $6.19
 R1   -------------------------------------------------------------------------
      Hypothetical*       1.16%      $1,000.00   $1,019.25        $5.87
-------------------------------------------------------------------------------
      Actual              0.84%      $1,000.00   $1,131.10        $4.49
 R2   -------------------------------------------------------------------------
      Hypothetical*       0.84%      $1,000.00   $1,020.86        $4.26
-------------------------------------------------------------------------------
      Actual              0.68%      $1,000.00   $1,131.70        $3.63
 R3   -------------------------------------------------------------------------
      Hypothetical*       0.68%      $1,000.00   $1,021.66        $3.45
-------------------------------------------------------------------------------
      Actual              0.40%      $1,000.00   $1,132.40        $2.14
 R4   -------------------------------------------------------------------------
      Hypothetical*       0.40%      $1,000.00   $1,023.06        $2.03
-------------------------------------------------------------------------------
      Actual              0.10%      $1,000.00   $1,134.00        $0.53
 R5   -------------------------------------------------------------------------
      Hypothetical*       0.10%      $1,000.00   $1,024.57        $0.51
-------------------------------------------------------------------------------
      Actual              0.60%      $1,000.00   $1,132.60        $3.21
529A  -------------------------------------------------------------------------
      Hypothetical*       0.60%      $1,000.00   $1,022.06        $3.04
-------------------------------------------------------------------------------
      Actual              1.25%      $1,000.00   $1,128.50        $6.67
529B  -------------------------------------------------------------------------
      Hypothetical*       1.25%      $1,000.00   $1,018.80        $6.33
-------------------------------------------------------------------------------
      Actual              1.25%      $1,000.00   $1,128.40        $6.67
529C  -------------------------------------------------------------------------
      Hypothetical*       1.25%      $1,000.00   $1,018.80        $6.33
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund's Class R1, Class R2, and Class R3 retirement plan administration and services fees was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.09%, 0.74%, and 0.61% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $5.82, $3.96, and $3.26 for Class R1, Class R2, and Class R3, respectively.

PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Mutual Funds - 100.0%
--------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR          $ VALUE
--------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund - Class I++                              874,638     $ 28,180,828
MFS International Growth Fund - Class I++*                              6,168,947      140,528,602
MFS International New Discovery Fund - Class I                          2,289,092       56,220,111
MFS International Value Fund - Class I++                                5,138,271      140,531,716
MFS Research International Fund - Class I++                            11,015,725      196,740,840
--------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $511,781,328)                                    $562,202,097
--------------------------------------------------------------------------------------------------
Short-Term Obligation - 0.1%
--------------------------------------------------------------------------------------------------
Abbey National North America LLC, 4.03%, due 12/01/05,
at Amortized Cost>                                                    $   722,000     $    722,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $512,503,328)                                     $562,924,097
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.1)%                                                   (457,256)
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $562,466,841
--------------------------------------------------------------------------------------------------
 * Non-income producing security.
++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
 > The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 11/30/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments
  Unaffiliated issuers (Identified cost, $51,667,562)                $56,942,111
  Affiliated issuers (Identified cost, $460,835,766)                 505,981,986
------------------------------------------------------------------------------------------------------
Total investments, at value (Identified cost, $512,503,328)                               $562,924,097
------------------------------------------------------------------------------------------------------
Cash                                                                      38,234
Receivable for fund shares sold                                        6,965,502
Receivable from investment adviser                                       351,162
Other assets                                                                  30
------------------------------------------------------------------------------------------------------
Total assets                                                                              $570,279,025
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $7,059,699
Payable for fund shares reacquired                                       524,482
Payable to affiliates
  Shareholder servicing costs                                            123,232
  Distribution and service fees                                            9,871
  Administrative services fee                                                119
  Program manager fees                                                         4
  Retirement plan administration and services fees                            16
Accrued expenses and other liabilities                                    94,761
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $7,812,184
------------------------------------------------------------------------------------------------------
Net assets                                                                                $562,466,841
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $512,399,616
Unrealized appreciation (depreciation) on investments                 50,420,769
Accumulated net realized gain (loss) on investments                    1,024,264
Accumulated net investment loss                                       (1,377,808)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $562,466,841
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   44,542,960
------------------------------------------------------------------------------------------------------

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $285,185,174
  Shares outstanding                                                  22,511,283
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $12.67
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$12.67)                                                   $13.44
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $75,770,126
  Shares outstanding                                                   6,021,248
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $12.58
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $184,856,575
  Shares outstanding                                                  14,696,472
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $12.58
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $7,694,442
  Shares outstanding                                                     605,313
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $12.71
------------------------------------------------------------------------------------------------------

Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,762,276
  Shares outstanding                                                     376,396
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $12.65
------------------------------------------------------------------------------------------------------

Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $276,512
  Shares outstanding                                                      21,996
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $12.57
------------------------------------------------------------------------------------------------------

Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $181,267
  Shares outstanding                                                      14,385
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $12.60
------------------------------------------------------------------------------------------------------

Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $867,192
  Shares outstanding                                                      68,678
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $12.63
------------------------------------------------------------------------------------------------------

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,195,235
  Shares outstanding                                                     173,360
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $12.66
------------------------------------------------------------------------------------------------------

Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $55,478
  Shares outstanding                                                       4,371
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $12.69
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $198,923
  Shares outstanding                                                      15,742
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $12.64
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$12.64)                                                   $13.41
------------------------------------------------------------------------------------------------------

Class 529B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $90,380
  Shares outstanding                                                       7,196
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $12.56
------------------------------------------------------------------------------------------------------

Class 529C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $333,261
  Shares outstanding                                                      26,520
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $12.57
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 11/30/05

NET INVESTMENT LOSS
------------------------------------------------------------------------------------------------------
Interest                                                                                       $14,746
------------------------------------------------------------------------------------------------------
Expenses
  Distribution and service fees                                        $1,397,139
  Program manager fees                                                        690
  Shareholder servicing costs                                             283,374
  Administrative services fee                                              26,476
  Retirement plan administration and services fees                          1,585
  Independent trustees' compensation                                        2,611
  Custodian fee                                                            37,609
  Printing                                                                 61,668
  Postage                                                                  20,815
  Auditing fees                                                            20,391
  Legal fees                                                                6,993
  Registration fees                                                       130,930
  Shareholder solicitation expenses                                         2,450
  Miscellaneous                                                             7,691
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $2,000,422
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (6,846)
  Reduction of expenses by investment adviser                            (601,022)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $1,392,554
------------------------------------------------------------------------------------------------------
Net investment loss                                                                        $(1,377,808)
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                              $51,919,136
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $50,541,328
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED             PERIOD ENDED
                                                                     11/30/05                 5/31/05*
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income (loss)                                      $(1,377,808)                $225,603
Net realized gain (loss) on investments                                    --                1,693,568
Net unrealized gain (loss) on investments                          51,919,136               (1,498,367)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $50,541,328                 $420,804
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                 $--                $(485,494)
  Class B                                                                  --                 (107,225)
  Class C                                                                  --                 (216,135)
  Class I                                                                  --                   (7,843)
  Class R                                                                  --                   (2,933)
  Class R3                                                                 --                   (1,340)
  Class 529A                                                               --                   (1,419)
  Class 529B                                                               --                   (1,247)
  Class 529C                                                               --                   (1,356)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--                $(824,992)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $185,012,042             $327,314,956
------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                   $2,703
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $235,553,370             $326,913,471
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $326,913,471                      $--
------------------------------------------------------------------------------------------------------
At end of period                                                 $562,466,841             $326,913,471
------------------------------------------------------------------------------------------------------
Accumulated net investment loss included in net assets at
end of period                                                     $(1,377,808)                     $--

* For the period from the commencement of the fund's investment operations, September 30, 2004, through May 31, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                              SIX MONTHS
                                                                                   ENDED             YEAR ENDED
CLASS A                                                                         11/30/05               5/31/05*
                                                                             (UNAUDITED)

Net asset value, beginning of period                                              $11.18                 $10.00
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                   $(0.02)                 $0.04
  Net realized and unrealized gain (loss) on investments                            1.51                   1.22
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $1.49                  $1.26
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                         $--                 $(0.08)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $12.67                 $11.18
---------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             13.33++                12.61++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                               0.63+                  0.71+
Expenses after expense reductions##@&                                               0.35+                  0.35+
Net investment income (loss)                                                       (0.34)+                 0.51+
Portfolio turnover                                                                     0                      0
Net assets at end of period (000 Omitted)                                       $285,185               $170,485
---------------------------------------------------------------------------------------------------------------

                                                                              SIX MONTHS
                                                                                   ENDED             YEAR ENDED
CLASS B                                                                         11/30/05               5/31/05*
                                                                             (UNAUDITED)

Net asset value, beginning of period                                              $11.14                 $10.00
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment loss#                                                            $(0.06)                $(0.01)
  Net realized and unrealized gain (loss) on investments                            1.50                   1.23
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $1.44                  $1.22
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                         $--                 $(0.08)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $12.58                 $11.14
---------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             12.93++                12.14++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                               1.28+                  1.36+
Expenses after expense reductions##@&                                               1.00+                  1.00+
Net investment loss                                                                (0.99)+                (0.16)+
Portfolio turnover                                                                     0                      0
Net assets at end of period (000 Omitted)                                        $75,770                $46,305
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              SIX MONTHS
                                                                                   ENDED             YEAR ENDED
CLASS C                                                                         11/30/05               5/31/05*
                                                                             (UNAUDITED)

Net asset value, beginning of period                                              $11.13                 $10.00
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment loss#                                                            $(0.06)                $(0.02)
  Net realized and unrealized gain (loss) on investments                            1.51                   1.22
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $1.45                  $1.20
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                         $--                 $(0.07)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $12.58                 $11.13
---------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             13.03++                12.03++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                               1.28+                  1.36+
Expenses after expense reductions##@&                                               1.00+                  1.00+
Net investment loss                                                                (0.99)+                (0.21)+
Portfolio turnover                                                                     0                      0
Net assets at end of period (000 Omitted)                                       $184,857               $103,225
---------------------------------------------------------------------------------------------------------------

                                                                              SIX MONTHS
                                                                                   ENDED             YEAR ENDED
CLASS I                                                                         11/30/05               5/31/05*
                                                                             (UNAUDITED)

Net asset value, beginning of period                                              $11.20                 $10.00
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income#                                                           $0.00+++               $0.06
  Net realized and unrealized gain (loss) on investments                            1.51                   1.23
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $1.51                  $1.29
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                         $--                 $(0.09)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $12.71                 $11.20
---------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                13.48++                12.85++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                               0.28+                  0.36+
Expenses after expense reductions##@&                                               0.00+                  0.00+
Net investment income                                                               0.01+                  0.79+
Portfolio turnover                                                                     0                      0
Net assets at end of period (000 Omitted)                                         $7,695                 $3,442
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              SIX MONTHS
                                                                                   ENDED             YEAR ENDED
CLASS R                                                                         11/30/05               5/31/05*
                                                                             (UNAUDITED)
Net asset value, beginning of period                                              $11.17                 $10.00
---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                   $(0.03)                 $0.01
  Net realized and unrealized gain (loss) on investments                            1.51                   1.24
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $1.48                  $1.25
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                         $--                 $(0.08)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $12.65                 $11.17
---------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                13.25++                12.46++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                               0.78+                  0.86+
Expenses after expense reductions##@&                                               0.50+                  0.50+
Net investment income (loss)                                                       (0.49)+                 0.15+
Portfolio turnover                                                                     0                      0
Net assets at end of period (000 Omitted)                                         $4,762                 $2,558
---------------------------------------------------------------------------------------------------------------

                                                                              SIX MONTHS
                                                                                   ENDED             YEAR ENDED
CLASS R1                                                                        11/30/05              5/31/05**
                                                                             (UNAUDITED)

Net asset value, beginning of period                                              $11.14                 $11.41
---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment loss#                                                            $(0.07)                $(0.02)
  Net realized and unrealized gain (loss) on investments                            1.50                  (0.25)^
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $1.43                 $(0.27)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $12.57                 $11.14
---------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                12.84++                (2.37)++
---------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                               1.48+                  1.56+
Expenses after expense reductions##@&                                               1.16+                  1.20+
Net investment loss                                                                (1.16)+                (1.19)+
Portfolio turnover                                                                     0                      0
Net assets at end of period (000 Omitted)                                           $277                    $59
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              SIX MONTHS
                                                                                   ENDED             YEAR ENDED
CLASS R2                                                                        11/30/05              5/31/05**
                                                                             (UNAUDITED)
Net asset value, beginning of period                                              $11.14                 $11.41
---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment loss#                                                            $(0.05)                $(0.02)
  Net realized and unrealized gain (loss) on investments                            1.51                  (0.25)^
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $1.46                 $(0.27)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $12.60                 $11.14
---------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                13.11++                (2.37)++
---------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                               1.18+                  1.26+
Expenses after expense reductions##@&                                               0.84+                  0.90+
Net investment loss                                                                (0.83)+                (0.89)+
Portfolio turnover                                                                     0                      0
Net assets at end of period (000 Omitted)                                           $181                    $49
---------------------------------------------------------------------------------------------------------------

                                                                              SIX MONTHS
                                                                                   ENDED             YEAR ENDED
CLASS R3                                                                        11/30/05               5/31/05*
                                                                             (UNAUDITED)

Net asset value, beginning of period                                              $11.16                 $10.00
---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                   $(0.04)                 $0.08
  Net realized and unrealized gain (loss) on investments                            1.51                   1.15
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $1.47                  $1.23
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                         $--                 $(0.07)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $12.63                 $11.16
---------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                13.17++                12.25++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                               1.03+                  1.12+
Expenses after expense reductions##@&                                               0.68+                  0.76+
Net investment income (loss)                                                       (0.67)+                 1.05+
Portfolio turnover                                                                     0                      0
Net assets at end of period (000 Omitted)                                           $867                   $120
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              SIX MONTHS
                                                                                   ENDED             YEAR ENDED
CLASS R4                                                                        11/30/05              5/31/05**
                                                                             (UNAUDITED)

Net asset value, beginning of period                                              $11.18                 $11.44
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment loss#                                                            $(0.02)                $(0.01)
  Net realized and unrealized gain (loss) on investments                            1.50                  (0.25)^
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $1.48                 $(0.26)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $12.66                 $11.18
---------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                13.24++                (2.27)++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                               0.68+                  0.76+
Expenses after expense reductions##@&                                               0.40+                  0.40+
Net investment loss                                                                (0.39)+                (0.39)+
Portfolio turnover                                                                     0                      0
Net assets at end of period (000 Omitted)                                         $2,195                    $49
---------------------------------------------------------------------------------------------------------------

                                                                              SIX MONTHS
                                                                                   ENDED             YEAR ENDED
CLASS R5                                                                        11/30/05              5/31/05**
                                                                             (UNAUDITED)

Net asset value, beginning of period                                              $11.19                 $11.44
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment loss#                                                            $(0.01)                $(0.00)+++
  Net realized and unrealized gain (loss) on investments                            1.51                  (0.25)^
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $1.50                 $(0.25)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $12.69                 $11.19
---------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                13.40++                (2.19)++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                               0.38+                  0.46+
Expenses after expense reductions##@&                                               0.10+                  0.10+
Net investment loss                                                                (0.09)+                (0.09)+
Portfolio turnover                                                                     0                      0
Net assets at end of period (000 Omitted)                                            $56                    $49
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              SIX MONTHS
                                                                                   ENDED             YEAR ENDED
CLASS 529A                                                                      11/30/05               5/31/05*
                                                                             (UNAUDITED)

Net asset value, beginning of period                                              $11.16                 $10.00
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                   $(0.03)                 $0.08
  Net realized and unrealized gain (loss) on investments                            1.51                   1.15
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $1.48                  $1.23
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                         $--                 $(0.07)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $12.64                 $11.16
---------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             13.26++                12.29++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                               0.88+                  0.97+
Expenses after expense reductions##@&                                               0.60+                  0.61+
Net investment income (loss)                                                       (0.59)+                 1.15+
Portfolio turnover                                                                     0                      0
Net assets at end of period (000 Omitted)                                           $199                   $144
---------------------------------------------------------------------------------------------------------------

                                                                              SIX MONTHS
                                                                                   ENDED             YEAR ENDED
CLASS 529B                                                                      11/30/05               5/31/05*
                                                                             (UNAUDITED)

Net asset value, beginning of period                                              $11.13                 $10.00
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                   $(0.07)                 $0.04
  Net realized and unrealized gain (loss) on investments                            1.50                   1.15
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $1.43                  $1.19
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                         $--                 $(0.06)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $12.56                 $11.13
---------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             12.85++                11.84++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                               1.53+                  1.62+
Expenses after expense reductions##@&                                               1.25+                  1.26+
Net investment income (loss)                                                       (1.22)+                 0.58+
Portfolio turnover                                                                     0                      0
Net assets at end of period (000 Omitted)                                            $90                   $123
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              SIX MONTHS
                                                                                   ENDED             YEAR ENDED
CLASS 529C                                                                      11/30/05               5/31/05*
                                                                             (UNAUDITED)

Net asset value, beginning of period                                              $11.14                 $10.00
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                   $(0.07)                 $0.02
  Net realized and unrealized gain (loss) on investments                            1.50                   1.18
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $1.43                  $1.20
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                         $--                 $(0.06)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $12.57                 $11.14
---------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             12.84++                11.95++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                               1.53+                  1.62+
Expenses after expense reductions##@&                                               1.25+                  1.26+
Net investment income (loss)                                                       (1.23)+                 0.31+
Portfolio turnover                                                                     0                      0
Net assets at end of period (000 Omitted)                                           $333                   $305
---------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

  * For the period from the commencement of the fund's investment operations, September 30, 2004, through May 31, 2005.
 ** For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  @ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
  & 0.10% of the expense reduction is voluntary.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a "fund of funds", which invests the majority of its assets in other MFS equity, fixed income and money market mutual funds (underlying funds), which in turn may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

INVESTMENT VALUATIONS - Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the advisor are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer- supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or closing price as reported by an independent pricing service on the exchange on which they are primarily traded. For exchange-traded options in which there were no sales during the day, exchange-traded options are generally valued at the last quoted bid price as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued as reported by an independent pricing service or on the basis of quotations obtained from brokers and dealers. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at settlement price as reported by an independent pricing service on the exchange on which they are primarily traded. For futures contracts in which there were no sales during the day, futures contracts are generally valued at the last quoted bid price as reported by an independent pricing service on the exchange on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices based on rates reported by an independent pricing service. Swaps are generally valued on the basis of quotations from brokers and dealers. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund (trust, series) may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for treating a portion of proceeds from redemptions as a distribution from realized gains from tax purposes and distribution reclasses.

The tax character of distributions declared for the period ended May 31, 2005 was as follows:

                                                                5/31/05
          Distributions declared from:
            Ordinary income                                    $225,603
            Long-term capital gain                              599,389
          -------------------------------------------------------------
          Total distributions declared                         $824,992

As of May 31, 2005 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed long-term capital gain               $1,024,264
          Unrealized appreciation (depreciation)             (1,498,367)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. MFS receives no compensation under this agreement.

The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of the fund's average daily net assets. This contractual fee arrangement will continue until October 1, 2006. MFS has voluntarily agreed to bear an additional 0.10% of the Fund's "Other Expenses." MFS may terminate this voluntary expense reduction at any time. For the six months ended November 30, 2005 this reduction amounted to $599,744 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $230,825 and $69 for the six months ended November 30, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                           TOTAL           ANNUAL       DISTRIBUTION
                                DISTRIBUTION           SERVICE      DISTRIBUTION        EFFECTIVE        AND SERVICE
                                    FEE RATE          FEE RATE           PLAN(1)          RATE(2)                FEE

Class A                                0.10%             0.25%             0.35%            0.35%           $389,502
Class B                                0.75%             0.25%             1.00%            1.00%            291,836
Class C                                0.75%             0.25%             1.00%            1.00%            701,222
Class R                                0.25%             0.25%             0.50%            0.50%              9,705
Class R1                               0.50%             0.25%             0.75%            0.75%                577
Class R2                               0.25%             0.25%             0.50%            0.50%                335
Class R3                               0.25%             0.25%             0.50%            0.50%                916
Class R4                                  --             0.25%             0.25%            0.25%                817
Class 529A                             0.25%             0.25%             0.50%            0.35%                287
Class 529B                             0.75%             0.25%             1.00%            1.00%                423
Class 529C                             0.75%             0.25%             1.00%            1.00%              1,519
--------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                       $1,397,139

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    November 30, 2005 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2005 were as follows:

                                                             AMOUNT

          Class A                                               $--
          Class B                                           $28,932
          Class C                                           $24,099
          Class 529B                                            $--
          Class 529C                                            $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2005, were as follows:

                                                              AMOUNT

          Class 529A                                            $205
          Class 529B                                            $105
          Class 529C                                            $380
          ----------------------------------------------------------
          Total Program Manager Fees                            $690

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended November 30, 2005, these costs amounted to $247,509.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended November 30, 2005 was equivalent to an annual effective rate of 0.0121% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the six months ended November 30, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                ANNUAL
                                                             EFFECTIVE     TOTAL
                                                  FEE RATE     RATE(1)    AMOUNT

Class R1                                             0.45%       0.41%      $345
Class R2                                             0.40%       0.34%       267
Class R3                                             0.25%       0.18%       456
Class R4                                             0.15%       0.15%       490
Class R5                                             0.10%       0.10%        27
--------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                    $1,585

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and service fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. For the six months ended November 30, 2005, this waiver amounted to $204 and is reflected as a reduction of total expenses in the Statement of Operations. This agreement will continue until September 30, 2007.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,074, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of funds, within the MFS Family of Funds, aggregated $183,250,150 and $0, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $512,503,328
          ----------------------------------------------------------
          Gross unrealized appreciation                  $50,420,769
          Gross unrealized depreciation                           --
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $50,420,769

Aggregate cost includes prior fiscal year end tax adjustments.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               Six months ended 11/30/05          Period ended 5/31/05*
                                               SHARES           AMOUNT           SHARES           AMOUNT

CLASS A SHARES

Shares sold                                    8,862,740      $107,633,601      16,267,231      $181,810,966

Shares issued to shareholders in
reinvestment of distributions                         --                --          27,281           325,474

Shares reacquired                             (1,602,201)      (19,431,698)     (1,043,768)      (11,885,116)
------------------------------------------------------------------------------------------------------------
Net change                                     7,260,539       $88,201,903      15,250,744      $170,251,324

CLASS B SHARES

Shares sold                                    2,167,412       $26,321,921       4,298,944       $48,213,980

Shares issued to shareholders in
reinvestment of distributions                         --                --           7,135            82,038

Shares reacquired                               (303,027)       (3,658,205)       (149,216)       (1,692,374)
------------------------------------------------------------------------------------------------------------
Net change                                     1,864,385       $22,663,716       4,156,863       $46,603,644

CLASS C SHARES

Shares sold                                    5,808,381       $70,151,480       9,434,105      $105,573,983

Shares issued to shareholders in
reinvestment of distributions                         --                --           9,897           114,053

Shares reacquired                               (382,372)       (4,603,148)       (173,539)       (1,967,980)
------------------------------------------------------------------------------------------------------------
Net change                                     5,426,009       $65,548,332       9,270,463      $103,720,056

CLASS I SHARES

Shares sold                                      320,630        $4,002,432         332,795        $3,725,330

Shares issued to shareholders in
reinvestment of distributions                         --                --             686             7,843

Shares reacquired                                (22,721)         (276,838)        (26,077)         (310,914)
------------------------------------------------------------------------------------------------------------
Net change                                       297,909        $3,725,594         307,404        $3,422,259

CLASS R SHARES

Shares sold                                      188,031        $2,233,842         264,542        $2,949,554

Shares issued to shareholders in
reinvestment of distributions                         --                --             257             2,933

Shares reacquired                                (40,645)         (481,963)        (35,789)         (415,560)
------------------------------------------------------------------------------------------------------------
Net change                                       147,386        $1,751,879         229,010        $2,536,927

                                               Six months ended 11/30/05          Period ended 5/31/05**
                                               SHARES           AMOUNT           SHARES           AMOUNT

CLASS R1 SHARES

Shares sold                                       16,984          $203,907           5,279           $60,014

Shares reacquired                                   (267)           (3,291)             --                --
------------------------------------------------------------------------------------------------------------
Net change                                        16,717          $200,616           5,279           $60,014

                                               Six months ended 11/30/05          Period ended 5/31/05**
                                               SHARES           AMOUNT           SHARES           AMOUNT

CLASS R2 SHARES

Shares sold                                       18,918          $229,210           4,382           $50,000

Shares reacquired                                 (8,915)         (109,534)             --                --
------------------------------------------------------------------------------------------------------------
Net change                                        10,003          $119,676           4,382           $50,000

                                               Six months ended 11/30/05          Period ended 5/31/05*
                                               SHARES           AMOUNT           SHARES           AMOUNT

CLASS R3 SHARES

Shares sold                                       78,155          $967,167          22,028          $222,738

Shares issued to shareholders in
reinvestment of distributions                         --                --             117             1,340

Shares reacquired                                (20,230)         (245,908)        (11,392)         (135,000)
------------------------------------------------------------------------------------------------------------
Net change                                        57,925          $721,259          10,753           $89,078

                                               Six months ended 11/30/05          Period ended 5/31/05**
                                               SHARES           AMOUNT           SHARES           AMOUNT

CLASS R4 SHARES

Shares sold                                      344,650        $4,273,008           4,371           $50,000

Shares reacquired                               (175,661)       (2,177,665)             --                --
------------------------------------------------------------------------------------------------------------
Net change                                       168,989        $2,095,343           4,371           $50,000

CLASS R5 SHARES

Shares sold                                           --                --           4,371           $50,000

                                               Six months ended 11/30/05          Period ended 5/31/05*
                                               SHARES           AMOUNT           SHARES           AMOUNT

CLASS 529A SHARES

Shares sold                                        6,826           $79,572          24,202          $247,668

Shares issued to shareholders in
reinvestment of distributions                         --                --             124             1,418

Shares reacquired                                 (4,011)          (45,000)        (11,399)         (135,189)
------------------------------------------------------------------------------------------------------------
Net change                                         2,815           $34,572          12,927          $113,897

CLASS 529B SHARES

Shares sold                                          182            $2,265          22,328          $225,062

Shares issued to shareholders in
reinvestment of distributions                         --                --             109             1,247

Shares reacquired                                 (4,021)          (45,000)        (11,402)         (135,000)
------------------------------------------------------------------------------------------------------------
Net change                                        (3,839)         $(42,735)         11,035           $91,309

CLASS 529C SHARES

Shares sold                                        3,126           $36,887          42,890          $458,289

Shares issued to shareholders in
reinvestment of distributions                         --                --             118             1,356

Shares reacquired                                 (4,021)          (45,000)        (15,593)         (183,197)
------------------------------------------------------------------------------------------------------------
Net change                                          (895)          $(8,113)         27,415          $276,448

 * For the period from the commencement of the fund's investment operations, September 30, 2004, through May 31, 2005.
** For the period from the inception of Class R1, Class R2, Class R4 and Class R5 shares April 1, 2005 through May 31, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended November 30, 2005 was $1,383, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended November 30, 2005.

(7) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended November 30, 2005 is set forth below:

                                                 BEGINNING      ACQUISITIONS      DISPOSITIONS            ENDING
                                                SHARES/PAR        SHARES/PAR        SHARES/PAR        SHARES/PAR
AFFILIATE                                           AMOUNT            AMOUNT            AMOUNT            AMOUNT

MFS Emerging Markets Equity Fund                   633,632           241,006                --           874,638
MFS International Growth Fund                    4,032,995         2,135,952                --         6,168,947
MFS International Value Fund                     3,301,426         1,836,845                --         5,138,271
MFS Research International Fund                  7,355,256         3,660,469                --        11,015,725

                                                                                  CAPITAL GAIN
                                                                                 DISTRIBUTIONS
                                                                                          FROM
                                                  REALIZED          DIVIDEND        UNDERLYING            ENDING
AFFILIATE                                      GAIN (LOSS)            INCOME             FUNDS             VALUE

MFS Emerging Markets Equity Fund                       $--               $--               $--       $28,180,828
MFS International Growth Fund                           --                --                --       140,528,602
MFS International Value Fund                            --                --                --       140,531,716
MFS Research International Fund                         --                --                --       196,740,840
----------------------------------------------------------------------------------------------------------------
                                                       $--               $--               $--      $505,981,986

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the MFS Funds in which the Fund invests (the "Underlying Funds") for various time periods ending December 31, 2004, (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole,
(vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The Fund commenced operations in September, 2004 and has a limited operating history and performance record. As a result, the Trustees did not receive information provided by Lipper Inc. on the investment performance of the Fund, but did consider the Underlying Funds' performance based on information provided by Lipper Inc. In the course of their deliberations, the Trustees also took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees charged by the funds in which it invests (the "Underlying Funds") and also considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund does not bear an advisory fee and therefore no breakpoint was necessary.

The Trustees did not consider MFS' costs and profits with respect to the Fund because the Fund has no operating history. The Trustees considered information prepared by MFS relating to MFS' costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees borne by the Fund as a result of its investments in the Underlying Funds represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's or the Underlying Funds' behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non- advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds' portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2006 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              MDI-SEM-1/06 47M

MFS(R) Mutual Funds                                                     11/30/05

SEMIANNUAL REPORT

MFS(R) CONSERVATIVE ALLOCATION FUND
MFS(R) MODERATE ALLOCATION FUND
MFS(R) GROWTH ALLOCATION FUND
MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

MFS(R) CONSERVATIVE ALLOCATION FUND

The fund seeks a high level of total return consistent with a conservative level of risk relative to the other MFS asset allocation funds.

MFS(R) MODERATE ALLOCATION FUND

The fund seeks a high level of total return consistent with a moderate level of risk relative to the other MFS asset allocation funds.

MFS(R) GROWTH ALLOCATION FUND

The fund seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS asset allocation funds.

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

The fund seeks a high level of total return consistent with an aggressive level of risk relative to the other MFS asset allocation funds.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

TABLE OF CONTENTS
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
EXPENSE TABLES                                    11
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          16
----------------------------------------------------
FINANCIAL STATEMENTS                              18
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     48
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     59
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             62
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    62
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

January 17, 2006

*Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION       MFS(R) CONSERVATIVE ALLOCATION FUND

              PORTFOLIO TARGET ALLOCATION

              U.S. Bond Funds                            50.0%
              U.S. Stock Funds                           35.0%
              Money Market Funds                         10.0%
              International Stock Funds                   5.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Bond Funds                            49.8%
              U.S. Stock Funds                           35.2%
              Money Market Funds                         10.0%
              International Stock Funds                   5.0%



              PORTFOLIO HOLDINGS

              MFS(R) Limited Maturity Fund               19.9%
              ------------------------------------------------
              MFS(R) Research Fund                       15.1%
              ------------------------------------------------
              MFS(R) Value Fund                          15.1%
              ------------------------------------------------
              MFS(R) Intermediate Investment Grade
              Bond Fund                                  14.9%
              ------------------------------------------------
              MFS(R) Money Market Fund                   10.0%
              ------------------------------------------------
              MFS(R) Government Securities Fund          10.0%
              ------------------------------------------------
              MFS(R) Research Bond Fund                   5.0%
              ------------------------------------------------
              MFS(R) Research International Fund          5.0%
              ------------------------------------------------
              MFS(R) Strategic Growth Fund                5.0%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/05, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION       MFS(R) MODERATE ALLOCATION FUND

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           50.0%
              U.S. Bond Funds                            35.0%
              International Stock Funds                  10.0%
              Money Market Funds                          5.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           50.1%
              U.S. Bond Funds                            34.7%
              International Stock Funds                  10.2%
              Money Market Funds                          5.0%

              PORTFOLIO HOLDINGS

              MFS(R) Research Fund                       15.0%
              ------------------------------------------------
              MFS(R) Value Fund                          15.0%
              ------------------------------------------------
              MFS(R) Research International Fund         10.2%
              ------------------------------------------------
              MFS(R) Strategic Growth Fund               10.0%
              ------------------------------------------------
              MFS(R) Government Securities Fund           9.9%
              ------------------------------------------------
              MFS(R) Intermediate Investment Grade
              Bond Fund                                   9.9%
              ------------------------------------------------
              MFS(R) Research Bond Fund                   9.9%
              ------------------------------------------------
              MFS(R) Mid Cap Growth Fund                  5.1%
              ------------------------------------------------
              MFS(R) High Income Fund                     5.0%
              ------------------------------------------------
              MFS(R) Mid Cap Value Fund                   5.0%
              ------------------------------------------------
              MFS(R) Money Market Fund                    5.0%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/05, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION       MFS(R) GROWTH ALLOCATION FUND

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           60.0%
              International Stock Funds                  20.0%
              U.S. Bond Funds                            20.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           59.8%
              U.S. Bond Funds                            20.1%
              International Stock Funds                  20.1%

              PORTFOLIO HOLDINGS

              MFS(R) Research International Fund         15.0%
              ------------------------------------------------
              MFS(R) Strategic Growth Fund               14.9%
              ------------------------------------------------
              MFS(R) Value Fund                          14.9%
              ------------------------------------------------
              MFS(R) Mid Cap Value Fund                  10.1%
              ------------------------------------------------
              MFS(R) Mid Cap Growth Fund                 10.0%
              ------------------------------------------------
              MFS(R) Research Bond Fund                  10.0%
              ------------------------------------------------
              MFS(R) Research Fund                        9.9%
              ------------------------------------------------
              MFS(R) High Income Fund                     5.1%
              ------------------------------------------------
              MFS(R) International New Discovery Fund     5.1%
              ------------------------------------------------
              MFS(R) Government Securities Fund           5.0%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/05, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION            MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           80.0%
              International Stock Funds                  20.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           79.9%
              International Stock Funds                  20.1%

              PORTFOLIO HOLDINGS

              MFS(R) Strategic Growth Fund               19.9%
              ------------------------------------------------
              MFS(R) Mid Cap Value Fund                  15.1%
              ------------------------------------------------
              MFS(R) Mid Cap Growth Fund                 15.0%
              ------------------------------------------------
              MFS(R) Value Fund                          14.9%
              ------------------------------------------------
              MFS(R) International New Discovery Fund    10.1%
              ------------------------------------------------
              MFS(R) Research International Fund         10.0%
              ------------------------------------------------
              MFS(R) Research Fund                        9.9%
              ------------------------------------------------
              MFS(R) New Discovery Fund                   5.1%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/05, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 11/30/05        MFS(R) CONSERVATIVE ALLOCATION FUND

Because mutual funds are designed for investors with long-term goals, we have provided average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions.
(See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS THROUGH 11/30/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         6-mo         1-yr        Life*
------------------------------------------------------------------------------
        A                 6/28/02               2.98%        4.99%       5.89%
------------------------------------------------------------------------------
        B                 6/28/02               2.74%        4.45%       5.24%
------------------------------------------------------------------------------
        C                 6/28/02               2.65%        4.39%       5.23%
------------------------------------------------------------------------------
        I                 6/28/02               3.22%        5.43%       6.30%
------------------------------------------------------------------------------
        R                12/31/02               2.99%        4.93%       5.74%
------------------------------------------------------------------------------
       R1                 4/01/05               2.74%        4.36%       5.21%
------------------------------------------------------------------------------
       R2                 4/01/05               2.83%        4.54%       5.27%
------------------------------------------------------------------------------
       R3                10/31/03               2.92%        4.77%       5.41%
------------------------------------------------------------------------------
       R4                 4/01/05               2.98%        4.99%       5.89%
------------------------------------------------------------------------------
       R5                 4/01/05               3.24%        5.26%       5.97%
------------------------------------------------------------------------------
      529A                7/31/02               2.99%        4.84%       5.69%
------------------------------------------------------------------------------
      529B                7/31/02               2.57%        4.11%       4.96%
------------------------------------------------------------------------------
      529C                7/31/02               2.58%        4.06%       4.98%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
------------------------------------------------------------------------------
Average income fund(+)                          2.67%        4.59%       7.08%
------------------------------------------------------------------------------
Asset Allocation Conservative Index#**          2.54%        5.17%       6.61%
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index#          -0.48%        2.40%       4.72%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
------------------------------------------------------------------------------
        A                                      -2.94%       -1.04%       4.07%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
        B                                      -1.26%        0.45%       4.46%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------
        C                                       1.65%        3.39%       5.23%
With CDSC (1% for 12 months)+
------------------------------------------------------------------------------
      529A                                     -2.93%       -1.19%       5.69%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
      529B                                     -1.43%        0.11%       4.18%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------
      529C                                      1.58%        3.06%       4.98%
With CDSC (1% for 12 months)+
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.
CDSC - Contingent Deferred Sales Charge

  * For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2005. Index information is from July 1, 2002.
 ** Comprised of the following indices: Lehman Brothers Aggregate Bond Index
    (50%), Standard & Poor's 500 Stock Index (35%), Lehman Brothers Three-Month Treasury Bill Index (10%), Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index (5%).
  + Assuming redemption within one year from the end of the prior month of purchase.
(+) Source: Lipper Inc., an independent firm that reports mutual fund performance.
  # Source: Standard & Poor's Micropal, Inc.

Periods of less than one year are actual, not annualized.

PERFORMANCE SUMMARY THROUGH 11/30/05           MFS(R) MODERATE ALLOCATION FUND

TOTAL RETURNS THROUGH 11/30/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         6-mo         1-yr        Life*
------------------------------------------------------------------------------
        A                 6/28/02               4.75%        6.78%       8.34%
------------------------------------------------------------------------------
        B                 6/28/02               4.46%        6.11%       7.69%
------------------------------------------------------------------------------
        C                 6/28/02               4.47%        6.13%       7.69%
------------------------------------------------------------------------------
        I                 6/28/02               5.04%        7.25%       8.80%
------------------------------------------------------------------------------
        R                12/31/02               4.69%        6.65%       8.18%
------------------------------------------------------------------------------
       R1                 4/01/05               4.47%        6.03%       7.67%
------------------------------------------------------------------------------
       R2                 4/01/05               4.63%        6.28%       7.74%
------------------------------------------------------------------------------
       R3                10/31/03               4.62%        6.39%       7.87%
------------------------------------------------------------------------------
       R4                 4/01/05               4.84%        6.78%       8.34%
------------------------------------------------------------------------------
       R5                 4/01/05               4.91%        6.95%       8.39%
------------------------------------------------------------------------------
      529A                7/31/02               4.69%        6.53%       8.09%
------------------------------------------------------------------------------
      529B                7/31/02               4.40%        5.89%       7.46%
------------------------------------------------------------------------------
      529C                7/31/02               4.40%        5.89%       7.48%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
------------------------------------------------------------------------------
Average balanced fund(+)                        4.28%        6.47%       7.17%
------------------------------------------------------------------------------
Asset Allocation Moderate Index#**              3.97%        6.59%       7.85%
------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#              5.88%        8.44%       8.99%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
------------------------------------------------------------------------------
        A                                      -1.27%        0.64%       6.48%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
        B                                       0.46%        2.11%       6.96%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------
        C                                       3.47%        5.13%       7.69%
With CDSC (1% for 12 months)+
------------------------------------------------------------------------------
      529A                                     -1.33%        0.40%       8.09%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
      529B                                      0.40%        1.89%       6.72%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------
      529C                                      3.40%        4.89%       7.48%
With CDSC (1% for 12 months)+
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.
CDSC - Contingent Deferred Sales Charge

  * For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2005. Index information is from July 1, 2002.
 ** Comprised of the following indices: S&P 500 Stock Index (50%), MSCI EAFE
    Index (10%), Lehman Brothers Aggregate Bond Index (35%), Lehman Brothers Three-Month Treasury Bill Index (5%).
  + Assuming redemption within one year from the end of the prior month of purchase.
(+) Source: Lipper Inc., an independent firm that reports mutual fund performance.
  # Source: Standard & Poor's Micropal, Inc.

Periods of less than one year are actual, not annualized.

PERFORMANCE SUMMARY THROUGH 11/30/05             MFS(R) GROWTH ALLOCATION FUND

TOTAL RETURNS THROUGH 11/30/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date        6-mo         1-yr        Life*
------------------------------------------------------------------------------
        A                 6/28/02               6.99%        8.86%      10.48%
------------------------------------------------------------------------------
        B                 6/28/02               6.60%        8.13%       9.74%
------------------------------------------------------------------------------
        C                 6/28/02               6.61%        8.12%       9.73%
------------------------------------------------------------------------------
        I                 6/28/02               7.19%        9.23%      10.85%
------------------------------------------------------------------------------
        R                12/31/02               6.85%        8.65%      10.38%
------------------------------------------------------------------------------
       R1                 4/01/05               6.61%        8.06%       9.72%
------------------------------------------------------------------------------
       R2                 4/01/05               6.68%        8.21%       9.76%
------------------------------------------------------------------------------
       R3                10/31/03               6.82%        8.41%       9.90%
------------------------------------------------------------------------------
       R4                 4/01/05               6.92%        8.78%      10.46%
------------------------------------------------------------------------------
       R5                 4/01/05               7.07%        9.01%      10.53%
------------------------------------------------------------------------------
      529A                7/31/02               6.79%        8.55%      10.20%
------------------------------------------------------------------------------
      529B                7/31/02               6.48%        7.90%       9.42%
------------------------------------------------------------------------------
      529C                7/31/02               6.48%        7.90%       9.45%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
------------------------------------------------------------------------------
Average multi-cap core fund(+)                  7.02%        9.31%       9.31%
------------------------------------------------------------------------------
Asset Allocation Growth Index#**                5.67%        8.24%       9.24%
------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#              5.88%        8.44%       8.99%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
------------------------------------------------------------------------------
        A                                       0.84%        2.60%       8.59%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
        B                                       2.60%        4.13%       9.04%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------
        C                                       5.61%        7.12%       9.73%
With CDSC (1% for 12 months)+
------------------------------------------------------------------------------
      529A                                      0.65%        2.31%      10.20%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
      529B                                      2.48%        3.90%       8.71%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------
      529C                                      5.48%        6.90%       9.45%
With CDSC (1% for 12 months)+
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge

  * For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2005. Index information is from July 1, 2002.
 ** Comprised of the following indices: S&P 500 Stock Index (60%), MSCI EAFE
    Index (20%), Lehman Brothers Aggregate Bond Index (20%).
  + Assuming redemption within one year from the end of the prior month of purchase.
(+) Source: Lipper Inc., an independent firm that reports mutual fund performance.
  # Source: Standard & Poor's Micropal, Inc.

Periods of less than one year are actual, not annualized.

PERFORMANCE SUMMARY THROUGH 11/30/05  MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

TOTAL RETURNS THROUGH 11/30/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      6-mo         1-yr        Life*
------------------------------------------------------------------------------
        A                6/28/2002              8.72%       10.22%      11.14%
------------------------------------------------------------------------------
        B                6/28/2002              8.36%        9.50%      10.50%
------------------------------------------------------------------------------
        C                6/28/2002              8.37%        9.46%      10.46%
------------------------------------------------------------------------------
        I                6/28/2002              8.87%       10.54%      11.55%
------------------------------------------------------------------------------
        R               12/31/2002              8.59%        9.99%      11.02%
------------------------------------------------------------------------------
       R1                4/01/2005              8.28%        9.42%      10.48%
------------------------------------------------------------------------------
       R2                4/01/2005              8.43%        9.65%      10.55%
------------------------------------------------------------------------------
       R3               10/31/2003              8.47%        9.83%      10.68%
------------------------------------------------------------------------------
       R4                4/01/2005              8.65%       10.14%      11.11%
------------------------------------------------------------------------------
       R5                4/01/2005              8.88%       10.37%      11.18%
------------------------------------------------------------------------------
      529A               7/31/2002              8.60%        9.92%      10.95%
------------------------------------------------------------------------------
      529B               7/31/2002              8.19%        9.22%      10.14%
------------------------------------------------------------------------------
      529C               7/31/2002              8.26%        9.19%      10.21%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
------------------------------------------------------------------------------
Average multi-cap core fund(+)                  7.02%        9.31%       9.31%
------------------------------------------------------------------------------
Asset Allocation Aggressive Growth
Index#**                                        6.95%        9.42%       9.93%
------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#              5.88%        8.44%       8.99%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
------------------------------------------------------------------------------
        A                                       2.47%        3.88%       9.23%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
        B                                       4.36%        5.50%       9.81%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------
        C                                       7.37%        8.46%      10.46%
With CDSC (1% for 12 months)+
------------------------------------------------------------------------------
      529A                                      2.35%        3.60%      10.95%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
      529B                                      4.19%        5.22%       9.45%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------
      529C                                      7.26%        8.19%      10.21%
With CDSC (1% for 12 months)+
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.
CDSC - Contingent Deferred Sales Charge

  * For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2005. Index information is from July 1, 2002.
 ** Comprised of the following indices: S&P 500 Stock Index (80%), MSCI EAFE
    Index (20%).
  + Assuming redemption within one year from the end of the prior month of purchase.
(+) Source: Lipper Inc., an independent firm that reports mutual fund performance.
  # Source: Standard & Poor's Micropal, Inc.

Periods of less than one year are actual, not annualized.

NOTES TO PERFORMANCE SUMMARY AND KEY RISK CONSIDERATIONS

INDEX DEFINITIONS

S&P 500 Stock Index - a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

MSCI EAFE (Europe, Australasia, Far East) Index - a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada.

Lehman Brothers Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lehman Brothers Three-Month Treasury Bill Index - is derived from secondary market Treasury bill rates published by the Federal Reserve Bank.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Classes R, R4, R5 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, R3 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Each fund is a "Fund of Funds," meaning that each fund seeks to achieve its objective by investing the majority of its assets in other MFS mutual funds, referred to as underlying funds. The risks listed below are associated with the underlying funds.

Stock markets are volatile and can decline due to adverse issuer, political regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Derivatives involve risks different from, and greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. When you sell shares, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, JUNE 1, 2005 THROUGH NOVEMBER 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2005 through November 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

MFS(R) CONSERVATIVE ALLOCATION FUND
------------------------------------------------------------------------------
                                                                    Expenses
                                         Beginning                Paid During
                             Annualized  Account      Ending       Period**
                               Expense    Value   Account Value    6/01/05-
 Share Class                    Ratio    6/01/05    11/30/05       11/30/05
------------------------------------------------------------------------------
              Actual            0.45%   $1,000.00   $1,029.80       $2.29
      A       ----------------------------------------------------------------
              Hypothetical*     0.45%   $1,000.00   $1,022.81       $2.28
------------------------------------------------------------------------------
              Actual            1.10%   $1,000.00   $1,027.40       $5.59
      B       ----------------------------------------------------------------
              Hypothetical*     1.10%   $1,000.00   $1,019.55       $5.57
------------------------------------------------------------------------------
              Actual            1.10%   $1,000.00   $1,026.50       $5.59
      C       ----------------------------------------------------------------
              Hypothetical*     1.10%   $1,000.00   $1,019.55       $5.57
------------------------------------------------------------------------------
              Actual            0.10%   $1,000.00   $1,032.20       $0.51
      I       ----------------------------------------------------------------
              Hypothetical*     0.10%   $1,000.00   $1,024.57       $0.51
------------------------------------------------------------------------------
              Actual            0.60%   $1,000.00   $1,029.90       $3.05
      R       ----------------------------------------------------------------
              Hypothetical*     0.60%   $1,000.00   $1,022.06       $3.04
------------------------------------------------------------------------------
              Actual            1.24%   $1,000.00   $1,027.40       $6.30
      R1      ----------------------------------------------------------------
              Hypothetical*     1.24%   $1,000.00   $1,018.85       $6.28
------------------------------------------------------------------------------
              Actual            0.92%   $1,000.00   $1,028.30       $4.68
      R2      ----------------------------------------------------------------
              Hypothetical*     0.92%   $1,000.00   $1,020.46       $4.66
------------------------------------------------------------------------------
              Actual            0.80%   $1,000.00   $1,029.20       $4.07
      R3      ----------------------------------------------------------------
              Hypothetical*     0.80%   $1,000.00   $1,021.06       $4.05
------------------------------------------------------------------------------
              Actual            0.50%   $1,000.00   $1,029.80       $2.54
      R4      ----------------------------------------------------------------
              Hypothetical*     0.50%   $1,000.00   $1,022.56       $2.54
------------------------------------------------------------------------------
              Actual            0.20%   $1,000.00   $1,032.40       $1.02
      R5      ----------------------------------------------------------------
              Hypothetical*     0.20%   $1,000.00   $1,024.07       $1.01
------------------------------------------------------------------------------
              Actual            0.70%   $1,000.00   $1,029.90       $3.56
     529A     ----------------------------------------------------------------
              Hypothetical*     0.70%   $1,000.00   $1,021.56       $3.55
------------------------------------------------------------------------------
              Actual            1.35%   $1,000.00   $1,025.70       $6.86
     529B     ----------------------------------------------------------------
              Hypothetical*     1.35%   $1,000.00   $1,018.30       $6.83
------------------------------------------------------------------------------
              Actual            1.35%   $1,000.00   $1,025.80       $6.86
     529C     ----------------------------------------------------------------
              Hypothetical*     1.35%   $1,000.00   $1,018.30       $6.83
------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund's Class R1, Class R2, and Class R3 retirement plan administration and services fees were reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.14%, 0.80%, and 0.72% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $5.80, $4.07, and $3.66 for Class R1, Class R2, and Class R3, respectively.

MFS(R) MODERATE ALLOCATION FUND
------------------------------------------------------------------------------
                                                                    Expenses
                                         Beginning                Paid During
                             Annualized  Account      Ending       Period**
                               Expense    Value   Account Value    6/01/05-
 Share Class                    Ratio    6/01/05    11/30/05       11/30/05
------------------------------------------------------------------------------
              Actual            0.45%   $1,000.00   $1,047.50       $2.31
      A       ----------------------------------------------------------------
              Hypothetical*     0.45%   $1,000.00   $1,022.81       $2.28
------------------------------------------------------------------------------
              Actual            1.10%   $1,000.00   $1,044.60       $5.64
      B       ----------------------------------------------------------------
              Hypothetical*     1.10%   $1,000.00   $1,019.55       $5.57
------------------------------------------------------------------------------
              Actual            1.10%   $1,000.00   $1,044.70       $5.64
      C       ----------------------------------------------------------------
              Hypothetical*     1.10%   $1,000.00   $1,019.55       $5.57
------------------------------------------------------------------------------
              Actual            0.10%   $1,000.00   $1,050.40       $0.51
      I       ----------------------------------------------------------------
              Hypothetical*     0.10%   $1,000.00   $1,024.57       $0.51
------------------------------------------------------------------------------
              Actual            0.60%   $1,000.00   $1,046.90       $3.08
      R       ----------------------------------------------------------------
              Hypothetical*     0.60%   $1,000.00   $1,022.06       $3.04
------------------------------------------------------------------------------
              Actual            1.23%   $1,000.00   $1,044.70       $6.30
      R1      ----------------------------------------------------------------
              Hypothetical*     1.23%   $1,000.00   $1,018.90       $6.23
------------------------------------------------------------------------------
              Actual            0.96%   $1,000.00   $1,046.30       $4.92
      R2      ----------------------------------------------------------------
              Hypothetical*     0.96%   $1,000.00   $1,020.26       $4.86
------------------------------------------------------------------------------
              Actual            0.81%   $1,000.00   $1,046.20       $4.15
      R3      ----------------------------------------------------------------
              Hypothetical*     0.81%   $1,000.00   $1,021.01       $4.10
------------------------------------------------------------------------------
              Actual            0.50%   $1,000.00   $1,048.40       $2.57
      R4      ----------------------------------------------------------------
              Hypothetical*     0.50%   $1,000.00   $1,022.56       $2.54
------------------------------------------------------------------------------
              Actual            0.20%   $1,000.00   $1,049.10       $1.03
      R5      ----------------------------------------------------------------
              Hypothetical*     0.20%   $1,000.00   $1,024.07       $1.01
------------------------------------------------------------------------------
              Actual            0.70%   $1,000.00   $1,046.90       $3.59
     529A     ----------------------------------------------------------------
              Hypothetical*     0.70%   $1,000.00   $1,021.56       $3.55
------------------------------------------------------------------------------
              Actual            1.35%   $1,000.00   $1,044.00       $6.92
     529B     ----------------------------------------------------------------
              Hypothetical*     1.35%   $1,000.00   $1,018.30       $6.83
------------------------------------------------------------------------------
              Actual            1.35%   $1,000.00   $1,044.00       $6.92
     529C     ----------------------------------------------------------------
              Hypothetical*     1.35%   $1,000.00   $1,018.30       $6.83
------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund's Class R1, Class R2, and Class R3 retirement plan administration and services fees were reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.16%, 0.86%, and 0.74% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $5.95, $4.41, and $3.80 for Class R1, Class R2, and Class R3, respectively.

MFS(R) GROWTH ALLOCATION FUND

------------------------------------------------------------------------------
                                                                    Expenses
                                         Beginning                Paid During
                             Annualized  Account      Ending       Period**
                               Expense    Value   Account Value    6/01/05-
 Share Class                    Ratio    6/01/05    11/30/05       11/30/05
------------------------------------------------------------------------------
              Actual            0.45%   $1,000.00   $1,069.90       $2.34
      A       ----------------------------------------------------------------
              Hypothetical*     0.45%   $1,000.00   $1,022.81       $2.28
------------------------------------------------------------------------------
              Actual            1.10%   $1,000.00   $1,066.00       $5.70
      B       ----------------------------------------------------------------
              Hypothetical*     1.10%   $1,000.00   $1,019.55       $5.57
------------------------------------------------------------------------------
              Actual            1.10%   $1,000.00   $1,066.10       $5.70
      C       ----------------------------------------------------------------
              Hypothetical*     1.10%   $1,000.00   $1,019.55       $5.57
------------------------------------------------------------------------------
              Actual            0.10%   $1,000.00   $1,071.90       $0.52
      I       ----------------------------------------------------------------
              Hypothetical*     0.10%   $1,000.00   $1,024.57       $0.51
------------------------------------------------------------------------------
              Actual            0.60%   $1,000.00   $1,068.50       $3.11
      R       ----------------------------------------------------------------
              Hypothetical*     0.60%   $1,000.00   $1,022.06       $3.04
------------------------------------------------------------------------------
              Actual            1.22%   $1,000.00   $1,066.10       $6.32
      R1      ----------------------------------------------------------------
              Hypothetical*     1.22%   $1,000.00   $1,018.95       $6.17
------------------------------------------------------------------------------
              Actual            0.89%   $1,000.00   $1,066.80       $4.61
      R2      ----------------------------------------------------------------
              Hypothetical*     0.89%   $1,000.00   $1,020.61       $4.51
------------------------------------------------------------------------------
              Actual            0.81%   $1,000.00   $1,068.20       $4.20
      R3      ----------------------------------------------------------------
              Hypothetical*     0.81%   $1,000.00   $1,021.01       $4.10
------------------------------------------------------------------------------
              Actual            0.50%   $1,000.00   $1,069.20       $2.59
      R4      ----------------------------------------------------------------
              Hypothetical*     0.50%   $1,000.00   $1,022.56       $2.54
------------------------------------------------------------------------------
              Actual            0.20%   $1,000.00   $1,070.70       $1.04
      R5      ----------------------------------------------------------------
              Hypothetical*     0.20%   $1,000.00   $1,024.07       $1.01
------------------------------------------------------------------------------
              Actual            0.70%   $1,000.00   $1,067.90       $3.63
     529A     ----------------------------------------------------------------
              Hypothetical*     0.70%   $1,000.00   $1,021.56       $3.55
------------------------------------------------------------------------------
              Actual            1.35%   $1,000.00   $1,064.80       $6.99
     529B     ----------------------------------------------------------------
              Hypothetical*     1.35%   $1,000.00   $1,018.30       $6.83
------------------------------------------------------------------------------
              Actual            1.35%   $1,000.00   $1,064.80       $6.99
     529C     ----------------------------------------------------------------
              Hypothetical*     1.35%   $1,000.00   $1,018.30       $6.83
------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund's Class R1, Class R2, and Class R3 retirement plan administration and services fees were reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.15%, 0.80%, and 0.79% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $5.96, $4.10, and $3.84 for Class R1, Class R2, and Class R3, respectively.

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

------------------------------------------------------------------------------
                                                                   Expenses
                                         Beginning                Paid During
                             Annualized  Account      Ending       Period**
                               Expense    Value   Account Value    6/01/05-
 Share Class                    Ratio    6/01/05    11/30/05       11/30/05
------------------------------------------------------------------------------
              Actual            0.45%   $1,000.00   $1,087.20       $2.35
      A       ----------------------------------------------------------------
              Hypothetical*     0.45%   $1,000.00   $1,022.81       $2.28
------------------------------------------------------------------------------
              Actual            1.10%   $1,000.00   $1,083.60       $5.75
      B       ----------------------------------------------------------------
              Hypothetical*     1.10%   $1,000.00   $1,019.55       $5.57
------------------------------------------------------------------------------
              Actual            1.10%   $1,000.00   $1,083.70       $5.75
      C       ----------------------------------------------------------------
              Hypothetical*     1.10%   $1,000.00   $1,019.55       $5.57
------------------------------------------------------------------------------
              Actual            0.10%   $1,000.00   $1,088.70       $0.52
      I       ----------------------------------------------------------------
              Hypothetical*     0.10%   $1,000.00   $1,024.57       $0.51
------------------------------------------------------------------------------
              Actual            0.60%   $1,000.00   $1,085.90       $3.14
      R       ----------------------------------------------------------------
              Hypothetical*     0.60%   $1,000.00   $1,022.06       $3.04
------------------------------------------------------------------------------
              Actual            1.24%   $1,000.00   $1,082.80       $6.47
      R1      ----------------------------------------------------------------
              Hypothetical*     1.24%   $1,000.00   $1,018.85       $6.28
------------------------------------------------------------------------------
              Actual            0.92%   $1,000.00   $1,084.30       $4.81
      R2      ----------------------------------------------------------------
              Hypothetical*     0.92%   $1,000.00   $1,020.46       $4.66
------------------------------------------------------------------------------
              Actual            0.81%   $1,000.00   $1,084.70       $4.23
      R3      ----------------------------------------------------------------
              Hypothetical*     0.81%   $1,000.00   $1,021.01       $4.10
------------------------------------------------------------------------------
              Actual            0.50%   $1,000.00   $1,086.50       $2.62
      R4      ----------------------------------------------------------------
              Hypothetical*     0.50%   $1,000.00   $1,022.56       $2.54
------------------------------------------------------------------------------
              Actual            0.20%   $1,000.00   $1,088.80       $1.05
      R5      ----------------------------------------------------------------
              Hypothetical*     0.20%   $1,000.00   $1,024.07       $1.01

------------------------------------------------------------------------------
              Actual            0.70%   $1,000.00   $1,086.00       $3.66
     529A     ----------------------------------------------------------------
              Hypothetical*     0.70%   $1,000.00   $1,021.56       $3.55
------------------------------------------------------------------------------
              Actual            1.35%   $1,000.00   $1,081.90       $7.05
     529B     ----------------------------------------------------------------
              Hypothetical*     1.35%   $1,000.00   $1,018.30       $6.83
------------------------------------------------------------------------------
              Actual            1.35%   $1,000.00   $1,082.60       $7.05
     529C     ----------------------------------------------------------------
              Hypothetical*     1.35%   $1,000.00   $1,018.30       $6.83
------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund's Class R1, Class R2, and Class R3 retirement plan administration and services fees were reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.17%, 0.82%, and 0.74% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $6.11, $4.29, and $3.87 for Class R1, Class R2, and Class R3, respectively.

PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/05          MFS(R) CONSERVATIVE ALLOCATION FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.

Mutual Funds - 100.0%
------------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR                $ VALUE
------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                              6,320,982        $    59,859,697
MFS Intermediate Investment Grade Bond Fund - Class I++               9,089,029             89,890,495
MFS Limited Maturity Fund - Class I++                                18,717,525            119,792,161
MFS Money Market Fund++                                              59,937,906             59,937,906
MFS Research Bond Fund - Class I                                      2,970,379             29,971,128
MFS Research Fund - Class I                                           4,148,393             90,849,817
MFS Research International Fund - Class I                             1,694,558             30,264,809
MFS Strategic Growth Fund - Class I*                                  1,536,269             30,279,867
MFS Value Fund - Class I                                              3,731,638             90,940,011
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $555,180,612)                                      $   601,785,891
------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0%                                                             69,767
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $   601,855,658
------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/05          MFS(R) MODERATE ALLOCATION FUND

Mutual Funds - 100.0%
------------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR                $ VALUE
------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I++                           18,573,733        $   175,893,254
MFS High Income Fund - Class I++                                     23,353,227             88,508,734
MFS Intermediate Investment Grade Bond Fund - Class I++              17,792,495            175,967,776
MFS Mid Cap Growth Fund - Class I*                                    9,707,279             90,374,763
MFS Mid Cap Value Fund - Class I++                                    6,107,895             89,908,214
MFS Money Market Fund++                                              87,991,755             87,991,755
MFS Research Bond Fund - Class I++                                   17,447,752            175,898,657
MFS Research Fund - Class I++                                        12,163,498            266,380,601
MFS Research International Fund - Class I++                          10,138,971            181,082,025
MFS Strategic Growth Fund - Class I++*                                9,024,194            177,866,870
MFS Value Fund - Class I                                             10,920,713            266,287,017
------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $1,571,704,650)                                   $ 1,776,159,666
------------------------------------------------------------------------------------------------------

Short-Term Obligation - 0%
------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 4.03%, due 12/01/05,
at Amortize Cost>                                                   $   165,000        $       165,000
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,571,869,650)                                    $ 1,776,324,666
------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0%                                                            555,294
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $ 1,776,879,960
------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/05                         MFS(R) GROWTH ALLOCATION FUND

Mutual Funds - 99.9%
------------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR                $ VALUE
------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I++                            9,939,432        $    94,126,425
MFS High Income Fund - Class I++                                     25,048,520             94,933,889
MFS International New Discovery Fund - Class I                        3,869,615             95,037,746
MFS Mid Cap Growth Fund - Class I++*                                 20,199,586            188,058,143
MFS Mid Cap Value Fund - Class I++                                   12,839,721            189,000,686
MFS Research Bond Fund - Class I++                                   18,689,561            188,577,673
MFS Research Fund - Class I++                                         8,528,903            186,782,970
MFS Research International Fund - Class I++                          15,783,378            281,891,138
MFS Strategic Growth Fund - Class I++*                               14,223,967            280,354,391
MFS Value Fund - Class I                                             11,509,542            280,487,531
------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $1,614,395,193)                                   $ 1,879,250,592
------------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.2%
------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 4.03%, due 12/01/05,
at Amortized Cost>                                                  $ 3,062,000        $     3,062,000
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,617,457,193)                                    $ 1,882,312,592
------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.1)%                                                     (2,134,982)
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $ 1,880,177,610
------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/05             MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

Mutual Funds - 99.9%
------------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR                $ VALUE
------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                        3,529,178        $    86,676,624
MFS Mid Cap Growth Fund - Class I++*                                 13,781,150            128,302,511
MFS Mid Cap Value Fund - Class I++                                    8,773,757            129,149,709
MFS New Discovery Fund - Class I*                                     2,461,945             43,428,716
MFS Research Fund - Class I                                           3,884,244             85,064,945
MFS Research International Fund - Class I                             4,798,924             85,708,779
MFS Strategic Growth Fund - Class I++*                                8,635,797            170,211,550
MFS Value Fund - Class I                                              5,248,656            127,909,747
------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $708,311,954)                                     $   856,452,581
------------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.2%
------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 4.03%, due 12/01/05,
at Amortized Cost>                                                  $ 1,552,000        $     1,552,000
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $709,863,954)                                      $   858,004,581
------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.1)%                                                     (1,174,043)
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $   856,830,538
------------------------------------------------------------------------------------------------------
PORTFOLIO FOOTNOTES:
 *  Non-income producing security.
 > The rate shown represents an annualized yield at time of purchase.
++  Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.
                                                                                     MFS
                                                                    MFS          MODERATE               MFS                  MFS
                                                           CONSERVATIVE        ALLOCATION            GROWTH    AGGRESSIVE GROWTH
AT 11/30/05                                             ALLOCATION FUND              FUND   ALLOCATION FUND      ALLOCATION FUND
ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Investments --
Unaffiliated issuers (identified cost, $276,605,783,
  $285,196,207, $304,040,946, and $343,703,396,
  respectively)                                            $332,165,329      $356,826,780      $378,587,277         $430,340,811
Affiliated issuers (identified cost, $278,574,829,
  $1,286,673,443, $1,313,416,247, and $366,160,558,
  respectively)                                             269,620,562     1,419,497,886     1,503,725,315          427,663,770
--------------------------------------------------------------------------------------------------------------------------------
Total investments, at value (identified cost,
$555,180,612, $1,571,869,650, $1,617,457,193, and
$709,863,954, respectively)                                $601,785,891    $1,776,324,666    $1,882,312,592         $858,004,581
Cash                                                                 --               309             5,182               14,197
Receivable for investments sold                                 572,559           290,311                --               78,687
Receivable for fund shares sold                               1,288,385         3,513,253         5,841,803            1,861,794
Interest and dividends receivable                             1,325,145         3,609,224         2,475,547                   --
Receivable from investment adviser                                   --           299,039           370,714              173,874
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                               $604,971,980    $1,784,036,802    $1,891,005,838         $860,133,133
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
Payable to custodian                                           $212,623               $--               $--                  $--
Payable for investments purchased                             1,422,824         4,127,265         7,373,000            1,193,467
Payable for fund shares reacquired                            1,277,989         2,536,981         2,844,862            1,811,942
Payable to investment adviser                                    40,616                --                --                   --
Payable to affiliates
  Shareholder servicing costs                                    90,203           257,524           295,235              143,360
  Distribution and service fees                                  11,044            33,080            34,671               14,236
  Administrative services fee                                       115               266               333                  173
  Program manager fees                                              181               361               461                  374
  Retirement plan administration and services fees                   11                45                59                   40
Accrued expenses and other liabilities                           60,716           201,320           279,607              139,003
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            $3,116,322        $7,156,842       $10,828,228           $3,302,595
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                 $601,855,658    $1,776,879,960    $1,880,177,610         $856,830,538
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                            $543,371,660    $1,545,185,759    $1,593,465,963         $705,574,586
Unrealized appreciation (depreciation) on investments        46,605,279       204,455,016       264,855,399          148,140,627
Accumulated net realized gain (loss) on investments           2,318,188         7,463,807        13,561,676            5,057,865
Accumulated net investment income (loss)                      9,560,531        19,775,378         8,294,572           (1,942,540)
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                 $601,855,658    $1,776,879,960    $1,880,177,610         $856,830,538
--------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) - continued

                                                                                     MFS
                                                                    MFS          MODERATE               MFS                  MFS
                                                           CONSERVATIVE        ALLOCATION            GROWTH    AGGRESSIVE GROWTH
                                                        ALLOCATION FUND              FUND   ALLOCATION FUND      ALLOCATION FUND
Net assets
--------------------------------------------------------------------------------------------------------------------------------
  Class A                                                  $248,207,031      $732,697,368      $775,530,762         $394,647,636
  Class B                                                   166,722,439       510,376,423       530,513,332          187,247,097
  Class C                                                   125,575,592       379,861,296       390,603,683          142,527,749
  Class I                                                    16,576,445        36,949,446        48,939,638           42,952,023
  Class R                                                    15,968,830        54,680,112        56,462,059           27,551,643
  Class R1                                                      414,070         1,369,764         2,662,255            1,759,098
  Class R2                                                      116,836            82,291           843,361              245,435
  Class R3                                                    1,170,370         4,941,147         5,984,378            3,903,426
  Class R4                                                      249,963         2,729,003         1,283,323            1,461,975
  Class R5                                                       52,015            52,845            53,695               54,482
  Class 529A                                                 15,792,015        27,338,314        31,829,418           27,112,210
  Class 529B                                                  1,625,195        13,729,285        22,881,475           20,592,603
  Class 529C                                                  9,384,857        12,072,666        12,590,231            6,775,161
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $601,855,658    $1,776,879,960    $1,880,177,610         $856,830,538
--------------------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
--------------------------------------------------------------------------------------------------------------------------------
  Class A                                                    21,119,540        57,273,869        56,339,988           27,772,861
  Class B                                                    14,353,435        40,371,568        39,124,263           13,374,084
  Class C                                                    10,822,204        30,069,039        28,821,559           10,184,853
  Class I                                                     1,399,413         2,860,334         3,529,451            2,990,059
  Class R                                                     1,365,381         4,294,985         4,112,966            1,945,131
  Class R1                                                       35,672           108,458           196,542              125,707
  Class R2                                                       10,049             6,501            62,149               17,506
  Class R3                                                      100,752           389,924           439,172              277,138
  Class R4                                                       21,266           213,415            93,278              102,920
  Class R5                                                        4,417             4,125             3,894                3,829
  Class 529A                                                  1,349,084         2,147,305         2,324,839            1,916,099
  Class 529B                                                    140,460         1,092,629         1,698,691            1,484,748
  Class 529C                                                    813,079           959,851           934,634              487,796
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding              51,534,752       139,792,003       137,681,426           60,682,731
--------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) - continued

                                                                                     MFS
                                                                    MFS          MODERATE               MFS                  MFS
                                                           CONSERVATIVE        ALLOCATION            GROWTH    AGGRESSIVE GROWTH
                                                        ALLOCATION FUND              FUND   ALLOCATION FUND      ALLOCATION FUND
Class A shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets/shares of beneficial interest outstanding)           $11.75            $12.79            $13.77               $14.21
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/94.25X net asset value
per share)                                                       $12.47            $13.57            $14.61               $15.08
--------------------------------------------------------------------------------------------------------------------------------

Class B shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.62            $12.64            $13.56               $14.00
--------------------------------------------------------------------------------------------------------------------------------

Class C shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.60            $12.63            $13.55               $13.99
--------------------------------------------------------------------------------------------------------------------------------

Class I shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)           $11.85            $12.92            $13.87               $14.36
--------------------------------------------------------------------------------------------------------------------------------

Class R shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share (net assets/shares of beneficial interest
outstanding)                                                     $11.70            $12.73            $13.73               $14.16
--------------------------------------------------------------------------------------------------------------------------------

Class R1 shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)           $11.61            $12.63            $13.55               $13.99
--------------------------------------------------------------------------------------------------------------------------------

Class R2 shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)           $11.63            $12.66            $13.57               $14.02
--------------------------------------------------------------------------------------------------------------------------------

Class R3 shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)           $11.62            $12.67            $13.63               $14.08
--------------------------------------------------------------------------------------------------------------------------------

Class R4 shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)           $11.75            $12.79            $13.76               $14.20
--------------------------------------------------------------------------------------------

Class R5 shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)           $11.78            $12.81            $13.79               $14.23
--------------------------------------------------------------------------------------------------------------------------------

Class 529A shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets/shares of beneficial interest outstanding)           $11.71            $12.73            $13.69               $14.15
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/94.25X net asset value per share)  $12.42            $13.51            $14.53               $15.01
--------------------------------------------------------------------------------------------------------------------------------

Class 529B shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.57            $12.57            $13.47               $13.87
--------------------------------------------------------------------------------------------------------------------------------

Class 529C shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.54            $12.58            $13.47               $13.89
--------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. SEE

NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS      STATEMENTS OF OPERATIONS (unaudited)

This is a summary of the investment income your fund earned as well as gains and
(losses) for the period. Fund expenses are spelled out.
                                                                                   MFS
                                                                MFS            MODERATE               MFS                    MFS
                                                       CONSERVATIVE          ALLOCATION            GROWTH      AGGRESSIVE GROWTH
                                                    ALLOCATION FUND                FUND   ALLOCATION FUND        ALLOCATION FUND

FOR SIX MONTHS ENDED 11/30/05

NET INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Income
  Dividends (including $5,105,037, $16,962,769,
  $9,311,325, and $-- received from affiliated
  issuers, respectively)                                 $7,972,844         $18,812,273       $12,247,114               $836,619
  Interest                                                   11,068              39,004            56,340                 45,845
--------------------------------------------------------------------------------------------------------------------------------
Total investment income                                  $7,983,912         $18,851,277       $12,303,454               $882,464
--------------------------------------------------------------------------------------------------------------------------------
Expenses
  Distribution and service fees                          $1,968,692          $5,752,663        $5,878,621             $2,381,938
  Program manager fees                                       30,374              60,909            77,609                 62,000
  Shareholder servicing costs                               243,778             629,239           748,117                370,940
  Administrative services fee                                35,179              93,485            96,017                 45,317
  Retirement plan administration and services fees            1,541               7,020             7,630                  5,937
  Independent trustees' compensation                          8,168              13,842            11,158                  7,704
  Custodian fee                                              46,231             129,012           131,296                 71,046
  Printing                                                   43,340              90,349           139,961                 68,559
  Postage                                                     7,940              32,938            73,008                 17,703
  Auditing fees                                              13,474              13,270            13,270                 13,100
  Legal fees                                                  8,423              23,373            16,134                 10,947
  Registration fees                                          81,197             152,983           182,275                 97,885
  Shareholder solicitation expenses                           4,860              29,391            38,654                 15,851
  Miscellaneous                                              11,435               6,901            30,022                 18,021
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                           $2,504,632          $7,035,375        $7,443,772             $3,186,948
--------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                      (11,319)            (36,299)          (35,975)               (15,689)
  Reduction of expenses by investment adviser              (211,122)           (383,581)         (616,214)              (346,255)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                             $2,282,191          $6,615,495        $6,791,583             $2,825,004
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             $5,701,721         $12,235,782        $5,511,871            $(1,942,540)
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (including $(60,542),
  $728,838, $(6,741), and $53,608 from
  transactions in securities of affiliated
  issuers, respectively)                                 $1,311,058            $793,265            $3,974               $498,376
  Capital gain distributions from underlying funds
  (including $--, $149,230, $159,844, and $-- from
  affiliated underlying funds, respectively)                 25,408             149,230           159,844                     --
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                  $1,336,466            $942,495          $163,818               $498,376
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
on investments                                           $9,399,122         $62,368,571      $106,433,187            $64,714,541
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                             $10,735,588         $63,311,066      $106,597,005            $65,212,917
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                    $16,437,309         $75,546,848      $112,108,876            $63,270,377
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS      STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                        MFS CONSERVATIVE ALLOCATION FUND            MFS MODERATE ALLOCATION FUND
                                                        --------------------------------    ------------------------------------
                                                       SIX MONTHS ENDED       YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                               11/30/05         05/31/05            11/30/05            05/31/05
                                                            (UNAUDITED)                          (UNAUDITED)
CHANGE IN NET ASSETS

OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 $5,701,721       $9,407,540         $12,235,782         $22,985,836
Net realized gain (loss) on investments                       1,336,466        1,161,359             942,495           7,633,678
Net unrealized gain (loss) on investments                     9,399,122       19,259,717          62,368,571          68,482,396
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                        $16,437,309      $29,828,616         $75,546,848         $99,101,910
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                           $--      $(3,749,168)                $--         $(9,271,732)
  Class B                                                            --       (2,025,696)                 --          (4,977,516)
  Class C                                                            --       (1,425,189)                 --          (3,409,173)
  Class I                                                            --         (275,854)                 --            (606,892)
  Class R                                                            --         (170,142)                 --            (625,982)
  Class R3                                                           --           (2,448)                 --             (32,071)
  Class 529A                                                         --         (154,858)                 --            (285,685)
  Class 529B                                                         --          (15,771)                 --             (89,684)
  Class 529C                                                         --          (74,064)                 --             (92,228)

From net realized gain on investments
  Class A                                                            --           (5,646)                 --             (25,986)
  Class B                                                            --           (4,413)                 --             (20,414)
  Class C                                                            --           (3,034)                 --             (13,854)
  Class I                                                            --             (360)                 --              (1,466)
  Class R                                                            --             (268)                 --              (1,832)
  Class R3                                                           --               (4)                 --                 (95)
  Class 529A                                                         --             (255)                 --                (898)
  Class 529B                                                         --              (43)                 --                (395)
  Class 529C                                                         --             (179)                 --                (438)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $--      $(7,907,392)                $--        $(19,456,341)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions           $26,810,113     $130,791,248        $122,409,782        $434,327,961
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                     $--           $1,611                 $--             $10,659
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                  $43,247,422     $152,714,083        $197,956,630        $513,984,189
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                     $558,608,236     $405,894,153      $1,578,923,330      $1,064,939,141

At end of period                                           $601,855,658     $558,608,236      $1,776,879,960      $1,578,923,330
--------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income
included in net assets at end of period                      $9,560,531       $3,858,810         $19,775,378          $7,539,596
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

Statements of Changes in Net Assets - continued

                                                             MFS GROWTH ALLOCATION FUND    MFS AGGRESSIVE GROWTH ALLOCATION FUND
                                                       --------------------------------    -------------------------------------
                                                      SIX MONTHS ENDED       YEAR ENDED     SIX MONTHS ENDED          YEAR ENDED
                                                              11/30/05         05/31/05             11/30/05            05/31/05
                                                           (UNAUDITED)                           (UNAUDITED)
CHANGE IN NET ASSETS

OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                $5,511,871      $18,292,639          $(1,942,540)         $4,246,431
Net realized gain (loss) on investments                        163,818       13,587,728              498,376           6,062,272
Net unrealized gain (loss) on investments                  106,433,187       73,638,253           64,714,541          34,397,157
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                      $112,108,876     $105,518,620          $63,270,377         $44,705,860
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income

  Class A                                                          $--      $(8,052,010)                 $--         $(2,646,379)
  Class B                                                           --       (4,181,867)                  --            (809,106)
  Class C                                                           --       (2,853,586)                  --            (579,006)
  Class I                                                           --         (678,126)                  --            (457,917)
  Class R                                                           --         (503,949)                  --            (184,670)
  Class R3                                                          --          (22,445)                  --              (5,422)
  Class 529A                                                        --         (259,358)                  --            (150,085)
  Class 529B                                                        --         (146,605)                  --             (63,187)
  Class 529C                                                        --          (83,060)                  --             (21,157)

From net realized gain on investments

  Class A                                                           --          (71,650)                  --             (40,948)
  Class B                                                           --          (54,698)                  --             (23,399)
  Class C                                                           --          (37,888)                  --             (18,182)
  Class I                                                           --           (5,167)                  --              (5,734)
  Class R                                                           --           (4,657)                  --              (2,883)
  Class R3                                                          --             (193)                  --                 (82)
  Class 529A                                                        --           (2,618)                  --              (2,731)
  Class 529B                                                        --           (2,360)                  --              (2,703)
  Class 529C                                                        --           (1,336)                  --                (777)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $--     $(16,961,573)                 $--         $(5,014,368)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions         $180,983,890     $539,506,475         $110,041,850        $223,796,669
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                    $--           $7,039                  $--              $1,594
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                $293,092,766     $628,070,561         $173,312,227        $263,489,755
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                  $1,587,084,844     $959,014,283         $683,518,311        $420,028,556
At end of period                                        $1,880,177,610   $1,587,084,844         $856,830,538        $683,518,311
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income (loss) included in
net assets at end of period                                 $8,294,572       $2,782,701          $(1,942,540)                $--
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS A                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $11.41        $10.88        $10.35        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.13         $0.25         $0.24         $0.20
  Net realized and unrealized gain (loss) on investments                           0.21          0.49          0.47          0.15
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.34         $0.74         $0.71         $0.35
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.21)       $(0.18)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.21)       $(0.18)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.75        $11.41        $10.88        $10.35
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             2.98++        6.83          6.85          3.50++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.52+         0.51          0.53          0.91+
Expenses after expense reductions##@                                               0.45+         0.45          0.45          0.45+
Net investment income                                                              2.28+         2.28          2.24          2.33+
Portfolio turnover                                                                    2             1             1             1
Net assets at end of period (000 Omitted)                                      $248,207      $226,530      $155,476       $59,469
---------------------------------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS B                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $11.31        $10.80        $10.29        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.09         $0.18         $0.17         $0.14
  Net realized and unrealized gain (loss) on investments                           0.22          0.48          0.47          0.15
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.31         $0.66         $0.64         $0.29
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.15)       $(0.13)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.15)       $(0.13)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.62        $11.31        $10.80        $10.29
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             2.74++        6.08          6.23          2.90++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.17+         1.16          1.18          1.56+
Expenses after expense reductions##@                                               1.10+         1.10          1.10          1.10+
Net investment income                                                              1.63+         1.63          1.61          1.66+
Portfolio turnover                                                                    2             1             1             1
Net assets at end of period (000 Omitted)                                      $166,723      $163,735      $134,200       $63,256
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS C                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $11.30        $10.79        $10.30        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.09         $0.18         $0.17         $0.14
  Net realized and unrealized gain (loss) on investments                           0.21          0.48          0.46          0.16
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.30         $0.66         $0.63         $0.30
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.15)       $(0.14)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.15)       $(0.14)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.60        $11.30        $10.79        $10.30
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             2.65++        6.12          6.13          3.00++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.17+         1.16          1.18          1.56+
Expenses after expense reductions##@                                               1.10+         1.10          1.10          1.10+
Net investment income                                                              1.64+         1.63          1.60          1.66+
Portfolio turnover                                                                    2             1             1             1
Net assets at end of period (000 Omitted)                                      $125,576      $118,003       $87,876       $31,002
---------------------------------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS I                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $11.48        $10.94        $10.39        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.15         $0.30         $0.28         $0.22
  Net realized and unrealized gain (loss) on investments                           0.22          0.49          0.47          0.17
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.37         $0.79         $0.75         $0.39
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.25)       $(0.20)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.25)       $(0.20)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.85        $11.48        $10.94        $10.39
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                3.22++        7.18          7.26          3.90++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.17+         0.16          0.18          0.56+
Expenses after expense reductions##@                                               0.10+         0.10          0.10          0.10+
Net investment income                                                              2.63+         2.63          2.61          2.65+
Portfolio turnover                                                                    2             1             1             1
Net assets at end of period (000 Omitted)                                       $16,576       $14,175        $9,214        $7,003
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS R                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $11.36        $10.85        $10.33         $9.85
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.12         $0.24         $0.23         $0.08
  Net realized and unrealized gain (loss) on investments                           0.22          0.47          0.47          0.40
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.34         $0.71         $0.70         $0.48
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.20)       $(0.18)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.20)       $(0.18)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.70        $11.36        $10.85        $10.33
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                2.99++        6.57          6.79          4.87++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.67+         0.66          0.68          1.06+
Expenses after expense reductions##@                                               0.60+         0.60          0.60          0.60+
Net investment income                                                              2.13+         2.12          2.10          2.15+
Portfolio turnover                                                                    2             1             1             1
Net assets at end of period (000 Omitted)                                       $15,969       $13,661        $6,658          $863
---------------------------------------------------------------------------------------------------------------------------------

                                                                                      CLASS R1                    CLASS R2
                                                                             ------------------------    ------------------------
                                                                             SIX MONTHS                  SIX MONTHS
                                                                                  ENDED    YEAR ENDED         ENDED    YEAR ENDED
                                                                               11/30/05     5/31/05**      11/30/05     5/31/05**
                                                                            (UNAUDITED)                 (UNAUDITED)

Net asset value, beginning of period                                             $11.30        $11.23        $11.31        $11.23
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.08         $0.02         $0.10         $0.03
  Net realized and unrealized gain (loss) on investments                           0.23          0.05          0.22          0.05
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.31         $0.07         $0.32         $0.08
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.61        $11.30        $11.63        $11.31
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                2.74++        0.62++        2.83++        0.71++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.38+         1.36+         1.07+         1.06+
Expenses after expense reductions##@                                               1.24+         1.30+         0.92+         1.00+
Net investment income                                                              1.51+         1.08+         1.81+         1.38+
Portfolio turnover                                                                    2             1             2             1
Net assets at end of period (000 Omitted)                                          $414           $50          $117           $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                                          SIX MONTHS         YEARS ENDED 5/31
                                                                                               ENDED      ----------------------
CLASS R3                                                                                    11/30/05          2005        2004**
                                                                                         (UNAUDITED)

Net asset value, beginning of period                                                          $11.29        $10.82        $10.63
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                                       $0.11         $0.20         $0.11
  Net realized and unrealized gain (loss) on investments                                        0.22          0.48          0.27
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                               $0.33         $0.68         $0.38
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                     $--        $(0.21)       $(0.19)
  From net realized gain on investments                                                           --         (0.00)+++        --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                     $--        $(0.21)       $(0.19)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $11.62        $11.29        $10.82
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                             2.92++        6.31          3.58++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                                           0.92+         0.91          0.91+
Expenses after expense reductions##@                                                            0.80+         0.85          0.83+
Net investment income                                                                           1.98+         1.85          1.84+
Portfolio turnover                                                                                 2             1             1
Net assets at end of period (000 Omitted)                                                     $1,170          $330           $13
---------------------------------------------------------------------------------------------------------------------------------

                                                                                      CLASS R4                    CLASS R5
                                                                                ---------------------       ---------------------
                                                                             SIX MONTHS                  SIX MONTHS
                                                                                  ENDED    YEAR ENDED         ENDED    YEAR ENDED
                                                                               11/30/05     5/31/05**      11/30/05     5/31/05**
                                                                            (UNAUDITED)                 (UNAUDITED)

Net asset value, beginning of period                                             $11.41        $11.32        $11.41        $11.32
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.12         $0.04         $0.15         $0.04
  Net realized and unrealized gain (loss) on investments                           0.22          0.05          0.22          0.05
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.34         $0.09         $0.37         $0.09
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.75        $11.41        $11.78        $11.41
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                2.98++        0.80++        3.24++        0.80++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.57+         0.57+         0.27+         0.27+
Expenses after expense reductions##@                                               0.50+         0.51+         0.20+         0.21+
Net investment income                                                              2.28+         1.88+         2.53+         2.18+
Portfolio turnover                                                                    2             1             2             1
Net assets at end of period (000 Omitted)                                          $250           $50           $52           $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS 529A                                                                     11/30/05          2005          2004        2003**
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $11.37        $10.86        $10.34         $9.70
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.12         $0.23         $0.21         $0.16
  Net realized and unrealized gain (loss) on investments                           0.22          0.47          0.47          0.48
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.34         $0.70         $0.68         $0.64
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.19)       $(0.16)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.19)       $(0.16)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.71        $11.37        $10.86        $10.34
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             2.99++        6.49          6.59          6.60++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.77+         0.76          0.78          1.16+
Expenses after expense reductions##@                                               0.70+         0.70          0.70          0.70+
Net investment income                                                              2.03+         2.02          1.99          2.07+
Portfolio turnover                                                                    2             1             1             1
Net assets at end of period (000 Omitted)                                       $15,792       $12,840        $6,339        $2,975
---------------------------------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS 529B                                                                     11/30/05          2005          2004        2003**
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $11.28        $10.77        $10.27         $9.69
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.08         $0.15         $0.15         $0.11
  Net realized and unrealized gain (loss) on investments                           0.21          0.48          0.46          0.47
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.29         $0.63         $0.61         $0.58
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.12)       $(0.11)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.12)       $(0.11)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.57        $11.28        $10.77        $10.27
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             2.57++        5.84          5.90          5.99++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.42+         1.41          1.43          1.81+
Expenses after expense reductions##@                                               1.35+         1.35          1.35          1.35+
Net investment income                                                              1.39+         1.38          1.36          1.42+
Portfolio turnover                                                                    2             1             1             1
Net assets at end of period (000 Omitted)                                        $1,625        $1,611        $1,320          $854
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS 529C                                                                     11/30/05          2005          2004        2003**
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $11.25        $10.76        $10.28         $9.69
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.08         $0.15         $0.14         $0.11
  Net realized and unrealized gain (loss) on investments                           0.21          0.47          0.47          0.48
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.29         $0.62         $0.61         $0.59
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.13)       $(0.13)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.13)       $(0.13)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.54        $11.25        $10.76        $10.28
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             2.58++        5.79          5.91          6.09++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.42+         1.41          1.43          1.81+
Expenses after expense reductions##@                                               1.35+         1.35          1.35          1.35+
Net investment income                                                              1.39+         1.37          1.32          1.38+
Portfolio turnover                                                                    2             1             1             1
Net assets at end of period (000 Omitted)                                        $9,385        $7,522        $4,798        $1,555
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
  * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
 ** For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 3 1, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
  @ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS A                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.21        $11.44        $10.34        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.11         $0.25         $0.20         $0.15
  Net realized and unrealized gain (loss) on investments                           0.47          0.73          1.03          0.19
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.58         $0.98         $1.23         $0.34
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.21)       $(0.13)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.21)       $(0.13)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.79        $12.21        $11.44        $10.34
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             4.75++        8.53         11.94          3.40++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.50+         0.48          0.51          0.78+
Expenses after expense reductions##@                                               0.45+         0.45          0.45          0.45+
Net investment income                                                              1.77+         2.09          1.79          1.79+
Portfolio turnover                                                                    0(S)          0(S)          1             2
Net assets at end of period (000 Omitted)                                      $732,697      $643,285      $416,219      $126,033
---------------------------------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS B                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.10        $11.36        $10.30        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.07         $0.17         $0.13         $0.09
  Net realized and unrealized gain (loss) on investments                           0.47          0.71          1.02          0.21
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.54         $0.88         $1.15         $0.30
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.14)       $(0.09)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.14)       $(0.09)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.64        $12.10        $11.36        $10.30
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             4.46++        7.75         11.20          3.00++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.15+         1.13          1.17          1.43+
Expenses after expense reductions##@                                               1.10+         1.10          1.11          1.10+
Net investment income                                                              1.13+         1.44          1.15          1.11+
Portfolio turnover                                                                    0(S)          0(S)          1             2
Net assets at end of period (000 Omitted)                                      $510,376      $471,665      $343,299      $111,637
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS C                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.09        $11.36        $10.30        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.07         $0.17         $0.13         $0.09
  Net realized and unrealized gain (loss) on investments                           0.47          0.70          1.03          0.21
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.54         $0.87         $1.16         $0.30
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.14)       $(0.10)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.14)       $(0.10)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.63        $12.09        $11.36        $10.30
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             4.47++        7.67         11.28          3.00++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.15+         1.13          1.17          1.43+
Expenses after expense reductions##@                                               1.10+         1.10          1.11          1.10+
Net investment income                                                              1.13+         1.44          1.14          1.10+
Portfolio turnover                                                                    0(S)          0(S)          1             2
Net assets at end of period (000 Omitted)                                      $379,861      $335,759      $228,905       $59,054
---------------------------------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS I                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.30        $11.53        $10.40        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.14         $0.30         $0.24         $0.17
  Net realized and unrealized gain (loss) on investments                           0.48          0.71          1.04          0.23
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.62         $1.01         $1.28         $0.40
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.24)       $(0.15)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.24)       $(0.15)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.92        $12.30        $11.53        $10.40
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                5.04++        8.75         12.38          4.00++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.15+         0.13          0.16          0.43+
Expenses after expense reductions##@                                               0.10+         0.10          0.10          0.10+
Net investment income                                                              2.12+         2.46          2.17          2.10+
Portfolio turnover                                                                    0(S)          0(S)          1             2
Net assets at end of period (000 Omitted)                                       $36,949       $32,927       $23,094       $12,252
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS R                                                                        11/30/05          2005          2004        2003**
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.16        $11.41        $10.33         $9.62
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.10         $0.23         $0.17         $0.06
  Net realized and unrealized gain (loss) on investments                           0.47          0.72          1.04          0.65
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.57         $0.95         $1.21         $0.71
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.20)       $(0.13)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.20)       $(0.13)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.73        $12.16        $11.41        $10.33
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                4.69++        8.30         11.78          7.38++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.65+         0.63          0.66          0.93+
Expenses after expense reductions##@                                               0.60+         0.60          0.60          0.60+
Net investment income                                                              1.62+         1.94          1.53          1.57+
Portfolio turnover                                                                    0(S)          0(S)          1             2
Net assets at end of period (000 Omitted)                                       $54,680       $47,477       $26,172        $1,338
---------------------------------------------------------------------------------------------------------------------------------

                                                                                      CLASS R1                    CLASS R2
                                                                                ---------------------       ---------------------
                                                                             SIX MONTHS                  SIX MONTHS
                                                                                  ENDED    YEAR ENDED         ENDED    YEAR ENDED
                                                                               11/30/05     5/31/05**      11/30/05     5/31/05**
                                                                            (UNAUDITED)                 (UNAUDITED)

Net asset value, beginning of period                                             $12.09        $12.03        $12.10        $12.03
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.07         $0.01         $0.08         $0.02
  Net realized and unrealized gain (loss) on investments                           0.47          0.05          0.48          0.05
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.54         $0.06         $0.56         $0.07
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.63        $12.09        $12.66        $12.10
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                4.47++        0.50++        4.63++        0.58++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.35+         1.33+         1.05+         1.03+
Expenses after expense reductions##@                                               1.23+         1.30+         0.96+         1.00+
Net investment income                                                              1.08+         0.57+         1.22+         0.88+
Portfolio turnover                                                                    0(S)          0(S)          0(S)          0(S)
Net assets at end of period (000 Omitted)                                        $1,370           $52           $82           $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                                          SIX MONTHS         YEARS ENDED 5/31
                                                                                               ENDED      ----------------------
CLASS R3                                                                                    11/30/05          2005        2004**
                                                                                         (UNAUDITED)

Net asset value, beginning of period                                                          $12.11        $11.39        $10.93
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                                       $0.09         $0.20         $0.04
  Net realized and unrealized gain (loss) on investments                                        0.47          0.72          0.56
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                               $0.56         $0.92         $0.60
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                     $--        $(0.20)       $(0.14)

  From net realized gain on investments                                                           --         (0.00)+++        --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                     $--        $(0.20)       $(0.14)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $12.67        $12.11        $11.39
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                             4.62++        8.03          5.52++
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                                           0.90+         0.88          0.92+
Expenses after expense reductions##@                                                            0.81+         0.85          0.86+
Net investment income                                                                           1.42+         1.68          0.94+
Portfolio turnover                                                                                 0(S)          0(S)          1
Net assets at end of period (000 Omitted)                                                     $4,941        $2,763        $1,082
--------------------------------------------------------------------------------------------------------------------------------

                                                                                      CLASS R4                    CLASS R5
                                                                                ---------------------       ---------------------
                                                                             SIX MONTHS                  SIX MONTHS
                                                                                  ENDED    YEAR ENDED         ENDED    YEAR ENDED
                                                                               11/30/05     5/31/05**      11/30/05     5/31/05**
                                                                            (UNAUDITED)                 (UNAUDITED)

Net asset value, beginning of period                                             $12.20        $12.12        $12.21        $12.12
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.11         $0.03         $0.13         $0.03
  Net realized and unrealized gain (loss) on investments                           0.48          0.05          0.47          0.06
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.59         $0.08         $0.60         $0.09
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.79        $12.20        $12.81        $12.21
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                4.84++        0.66++        4.91++        0.74++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.55+         0.53+         0.25+         0.23+
Expenses after expense reductions##@                                               0.50+         0.50+         0.20+         0.20+
Net investment income                                                              1.74+         1.37+         2.02+         1.67+
Portfolio turnover                                                                    0(S)          0(S)          0(S)          0(S)
Net assets at end of period (000 Omitted)                                        $2,729           $50           $53           $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS 529A                                                                     11/30/05          2005          2004        2003**

                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.16        $11.42        $10.33         $9.54
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.10         $0.22         $0.17         $0.12
  Net realized and unrealized gain (loss) on investments                           0.47          0.71          1.04          0.67
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.57         $0.93         $1.21         $0.79
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.19)       $(0.12)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.19)       $(0.12)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.73        $12.16        $11.42        $10.33
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             4.69++        8.08         11.71          8.28++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.75+         0.73          0.76          1.03+
Expenses after expense reductions##@                                               0.70+         0.70          0.70          0.70+
Net investment income                                                              1.53+         1.82          1.53          1.52+
Portfolio turnover                                                                    0(S)          0(S)          1             2
Net assets at end of period (000 Omitted)                                       $27,338       $23,623       $13,766        $4,416
---------------------------------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS 529B                                                                     11/30/05          2005          2004        2003**
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.04        $11.33        $10.28         $9.54
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.06         $0.14         $0.10         $0.07
  Net realized and unrealized gain (loss) on investments                           0.47          0.70          1.03          0.67
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.53         $0.84         $1.13         $0.74
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.13)       $(0.08)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.13)       $(0.08)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.57        $12.04        $11.33        $10.28
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             4.40++        7.42         10.99          7.76++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.40+         1.38          1.42          1.68+
Expenses after expense reductions##@                                               1.35+         1.35          1.36          1.35+
Net investment income                                                              0.87+         1.18          0.86          0.86+
Portfolio turnover                                                                    0(S)          0(S)          1             2
Net assets at end of period (000 Omitted)                                       $13,729       $10,673        $5,481        $1,427
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS 529C                                                                     11/30/05          2005          2004        2003**
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.05        $11.33        $10.29         $9.54
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.06         $0.14         $0.10         $0.06
  Net realized and unrealized gain (loss) on investments                           0.47          0.70          1.03          0.69
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.53         $0.84         $1.13         $0.75
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.12)       $(0.09)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.12)       $(0.09)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.58        $12.05        $11.33        $10.29
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             4.40++        7.42         10.94          7.86++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.40+         1.38          1.42          1.68+
Expenses after expense reductions##@                                               1.35+         1.35          1.36          1.35+
Net investment income                                                              0.87+         1.19          0.87          0.84+
Portfolio turnover                                                                    0(S)          0(S)          1             2
Net assets at end of period (000 Omitted)                                       $12,073       $10,547        $6,922        $2,057
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

  * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.

 ** For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 3 1, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  +  Annualized.
 ++  Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Portfolio turnover percentage is less than 1%.
  @ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS A                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.87        $11.94        $10.17        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.07         $0.22         $0.12         $0.08
  Net realized and unrealized gain (loss) on investments                           0.83          0.91          1.79          0.09
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.90         $1.13         $1.85         $0.17
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.20)       $(0.08)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.20)       $(0.08)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.77        $12.87        $11.94        $10.17
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             6.99++        9.41         18.21          1.70++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.52+         0.49          0.53          0.86+
Expenses after expense reductions##@                                               0.45+         0.45          0.45          0.45+
Net investment income                                                              0.96+         1.79          1.07          1.00+
Portfolio turnover                                                                    0(S)          0(S)          0(S)          1
Net assets at end of period (000 Omitted)                                      $775,531      $645,029      $379,702       $85,484
---------------------------------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS B                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.72        $11.82        $10.11        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.02         $0.14         $0.05         $0.03
  Net realized and unrealized gain (loss) on investments                           0.82          0.89          1.70          0.08
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.84         $1.03         $1.75         $0.11
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.13)       $(0.04)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.13)       $(0.04)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.56        $12.72        $11.82        $10.11
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             6.60++        8.73         17.35          1.10++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.17+         1.14          1.18          1.51+
Expenses after expense reductions##@                                               1.10+         1.10          1.10          1.10+
Net investment income                                                              0.31+         1.15          0.43          0.34+
Portfolio turnover                                                                    0(S)          0(S)          0(S)          1
Net assets at end of period (000 Omitted)                                      $530,513      $461,019      $291,778       $71,154
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

                                                                                                       YEARS ENDED 5/31
                                                                             SIX MONTHS
                                                                                  ENDED      ------------------------------------
CLASS C                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.71        $11.81        $10.11        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.02         $0.14         $0.05         $0.03
  Net realized and unrealized gain (loss) on investments                           0.82          0.89          1.70          0.08
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.84         $1.03         $1.75         $0.11
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.13)       $(0.05)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.13)       $(0.05)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.55        $12.71        $11.81        $10.11
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             6.61++        8.72         17.32          1.10++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.17+         1.14          1.18          1.51+
Expenses after expense reductions##@                                               1.10+         1.10          1.10          1.10+
Net investment income                                                              0.31+         1.13          0.43          0.33+
Portfolio turnover                                                                    0(S)          0(S)          0(S)          1
Net assets at end of period (000 Omitted)                                      $390,604      $331,896      $209,448       $40,583
---------------------------------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS I                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.94        $11.99        $10.20        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.09         $0.28         $0.17         $0.11
  Net realized and unrealized gain (loss) on investments                           0.84          0.90          1.72          0.09
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.93         $1.18         $1.89         $0.20
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.23)       $(0.10)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.23)       $(0.10)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.87        $12.94        $11.99        $10.20
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                7.19++        9.81         18.56          2.00++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.17+         0.14          0.18          0.51+
Expenses after expense reductions##@                                               0.10+         0.10          0.10          0.10+
Net investment income                                                              1.30+         2.22          1.46          1.34+
Portfolio turnover                                                                    0(S)          0(S)          0(S)          1
Net assets at end of period (000 Omitted)                                       $48,940       $40,853       $24,930       $11,078
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS R                                                                        11/30/05          2005          2004        2003**
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.85        $11.93        $10.18         $9.32
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.05         $0.20         $0.10         $0.02
  Net realized and unrealized gain (loss) on investments                           0.83          0.91          1.73          0.84
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.88         $1.11         $1.83         $0.86
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.19)       $(0.08)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.19)       $(0.08)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.73        $12.85        $11.93        $10.18
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                6.85++        9.28         18.01          9.23++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.67+         0.64          0.68          1.01+
Expenses after expense reductions##@                                               0.60+         0.60          0.60          0.60+
Net investment income                                                              0.81+         1.62          0.88          0.72+
Portfolio turnover                                                                    0(S)          0(S)          0(S)          1
Net assets at end of period (000 Omitted)                                       $56,462       $48,045       $19,172        $1,193
---------------------------------------------------------------------------------------------------------------------------------

                                                                                      CLASS R1                    CLASS R2
                                                                                ---------------------       ---------------------
                                                                             SIX MONTHS                  SIX MONTHS
                                                                                  ENDED    YEAR ENDED         ENDED    YEAR ENDED
                                                                               11/30/05     5/31/05**      11/30/05     5/31/05**
                                                                            (UNAUDITED)                 (UNAUDITED)

Net asset value, beginning of period                                             $12.71        $12.70        $12.72        $12.70
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                   $0.02        $(0.00)+++     $0.05         $0.00+++
  Net realized and unrealized gain (loss) on investments                           0.82          0.01          0.80          0.02
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.84         $0.01         $0.85         $0.02
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.55        $12.71        $13.57        $12.72
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                6.61++        0.08++        6.68++        0.16++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.37+         1.34+         1.07+         1.05+
Expenses after expense reductions##@                                               1.22+         1.30+         0.89+         1.01+
Net investment income (loss)                                                       0.32+        (0.18)+        0.61+         0.11+
Portfolio turnover                                                                    0(S)          0(S)          0(S)          0(S)
Net assets at end of period (000 Omitted)                                        $2,662           $50          $843           $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

                                                                                          SIX MONTHS         YEARS ENDED 5/31
                                                                                               ENDED      ----------------------
CLASS R3                                                                                    11/30/05          2005        2004**
                                                                                         (UNAUDITED)

Net asset value, beginning of period                                                          $12.76        $11.90        $11.15
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                                       $0.04         $0.16         $0.05
  Net realized and unrealized gain (loss) on investments                                        0.83          0.90          0.79
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                               $0.87         $1.06         $0.84
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                     $--        $(0.20)       $(0.09)
  From net realized gain on investments                                                           --         (0.00)+++        --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                     $--        $(0.20)       $(0.09)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $13.63        $12.76        $11.90
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                             6.82++        8.91          7.52++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                                           0.92+         0.89          0.91+
Expenses after expense reductions##@                                                            0.81+         0.85          0.83+
Net investment income                                                                           0.60+         1.35          0.78+
Portfolio turnover                                                                                 0(S)          0(S)          0(S)
Net assets at end of period (000 Omitted)                                                     $5,984        $2,963            $6
---------------------------------------------------------------------------------------------------------------------------------

                                                                                      CLASS R4                    CLASS R5
                                                                                ---------------------       ---------------------
                                                                             SIX MONTHS                  SIX MONTHS
                                                                                  ENDED    YEAR ENDED         ENDED    YEAR ENDED
                                                                               11/30/05     5/31/05**      11/30/05     5/31/05**
                                                                            (UNAUDITED)                 (UNAUDITED)

Net asset value, beginning of period                                             $12.87        $12.84        $12.88        $12.84
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.06         $0.01         $0.08         $0.02
  Net realized and unrealized gain (loss) on investments                           0.83          0.02          0.83          0.02
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.89         $0.03         $0.91         $0.04
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.76        $12.87        $13.79        $12.88
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                6.92++        0.23++        7.07++        0.31++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.57+         0.54+         0.27+         0.25+
Expenses after expense reductions##@                                               0.50+         0.50+         0.20+         0.21+
Net investment income                                                              0.91+         0.60+         1.21+         0.91+
Portfolio turnover                                                                    0(S)          0(S)          0(S)          0(S)
Net assets at end of period (000 Omitted)                                        $1,283           $50           $54           $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS 529A                                                                     11/30/05          2005          2004        2003**
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.82        $11.90        $10.16         $9.33
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.05         $0.18         $0.09         $0.06
  Net realized and unrealized gain (loss) on investments                           0.82          0.91          1.72          0.77
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.87         $1.09         $1.81         $0.83
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.17)       $(0.07)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.17)       $(0.07)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.69        $12.82        $11.90        $10.16
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             6.79++        9.17         17.79          8.90++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.77+         0.74          0.78          1.11+
Expenses after expense reductions##@                                               0.70+         0.70          0.70          0.70+
Net investment income                                                              0.71+         1.48          0.81          0.74+
Portfolio turnover                                                                    0(S)          0(S)          0(S)          1
Net assets at end of period (000 Omitted)                                       $31,829       $26,537       $13,802        $3,510
---------------------------------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS 529B                                                                     11/30/05          2005          2004        2003**
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.65        $11.77        $10.07         $9.31
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.00+++      $0.11         $0.02         $0.01
  Net realized and unrealized gain (loss) on investments                           0.82          0.88          1.70          0.75
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.82         $0.99         $1.72         $0.76
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.11)       $(0.02)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.11)       $(0.02)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.47        $12.65        $11.77        $10.07
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             6.48++        8.39         17.12          8.16++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.42+         1.39          1.43          1.76+
Expenses after expense reductions##@                                               1.35+         1.35          1.35          1.35+
Net investment income                                                              0.05+         0.90          0.18          0.09+
Portfolio turnover                                                                    0(S)          0(S)          0(S)          1
Net assets at end of period (000 Omitted)                                       $22,881       $19,855       $12,858        $3,623
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS 529C                                                                     11/30/05          2005          2004        2003**
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.65        $11.76        $10.08         $9.31
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.00+++      $0.11         $0.02         $0.00+++
  Net realized and unrealized gain (loss) on investments                           0.82          0.89          1.70          0.77
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.82         $1.00         $1.72         $0.77
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.11)       $(0.04)          $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.11)       $(0.04)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.47        $12.65        $11.76        $10.08
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             6.48++        8.48         17.05          8.27++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.42+         1.39          1.43          1.76+
Expenses after expense reductions##@                                               1.35+         1.35          1.35          1.35+
Net investment income                                                              0.06+         0.91          0.14          0.06+
Portfolio turnover                                                                    0(S)          0(S)          0(S)          1
Net assets at end of period (000 Omitted)                                       $12,590       $10,688        $7,318        $1,760
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

  * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
 ** For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 3 1, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Portfolio turnover percentage is less than 1%.
  @ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund m ay own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.

 SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS A                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $13.07        $12.12         $9.87        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                  $(0.02)        $0.13        $(0.01)       $(0.02)
  Net realized and unrealized gain (loss) on investments                           1.16          0.96          2.26         (0.11)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.14         $1.09         $2.25        $(0.13)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.14)          $--           $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.14)          $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.21        $13.07        $12.12         $9.87
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             8.72++        8.98         22.80         (1.30)++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.54+         0.54          0.55          1.09+
Expenses after expense reductions##@                                               0.45+         0.45          0.45          0.45+
Net investment income (loss)                                                      (0.23)+        1.06         (0.07)        (0.24)+
Portfolio turnover                                                                    1             1             0(S)          9
Net assets at end of period (000 Omitted)                                      $394,648      $293,814      $172,787       $43,541
---------------------------------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS B                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.92        $12.01         $9.84        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                  $(0.06)        $0.05        $(0.08)       $(0.07)
  Net realized and unrealized gain (loss) on investments                           1.14          0.94          2.25         (0.09)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.08         $0.99         $2.17        $(0.16)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.08)          $--           $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.08)          $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.00        $12.92        $12.01         $9.84
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             8.36++        8.20         22.05         (1.60)++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.19+         1.19          1.20          1.74+
Expenses after expense reductions##@                                               1.10+         1.10          1.10          1.10+
Net investment income (loss)                                                      (0.88)+        0.42         (0.71)        (0.90)+
Portfolio turnover                                                                    1             1             0(S)          9
Net assets at end of period (000 Omitted)                                      $187,247      $159,948      $103,720       $26,215
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS C                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.91        $11.99         $9.83        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                  $(0.06)        $0.05        $(0.08)       $(0.07)
  Net realized and unrealized gain (loss) on investments                           1.14          0.94          2.24         (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.08         $0.99         $2.16        $(0.17)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.07)          $--           $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.07)          $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.99        $12.91        $11.99         $9.83
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             8.37++        8.25         21.97         (1.70)++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.19+         1.19          1.20          1.74+
Expenses after expense reductions##@                                               1.10+         1.10          1.10          1.10+
Net investment income (loss)                                                      (0.88)+        0.42         (0.71)        (0.91)+
Portfolio turnover                                                                    1             1             0(S)          9
Net assets at end of period (000 Omitted)                                      $142,528      $121,631       $87,253       $17,460
---------------------------------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS I                                                                        11/30/05          2005          2004         2003*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $13.19        $12.22         $9.91        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                          $0.01         $0.19         $0.03         $0.01
  Net realized and unrealized gain (loss) on investments                           1.16          0.95          2.28         (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.17         $1.14         $2.31        $(0.09)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.17)          $--           $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.17)          $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.36        $13.19        $12.22         $9.91
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                8.87++        9.34         23.31         (0.90)++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.19+         0.19          0.20          0.74+
Expenses after expense reductions##@                                               0.10+         0.10          0.10          0.10+
Net investment income                                                              0.12+         1.48          0.28          0.12+
Portfolio turnover                                                                    1             1             0(S)          9
Net assets at end of period (000 Omitted)                                       $42,952       $37,069       $23,649        $6,058
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

                                                                                                       YEARS ENDED 5/31
                                                                             SIX MONTHS
                                                                                  ENDED      ------------------------------------
CLASS R                                                                        11/30/05          2005          2004        2003**
                                                                            (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $13.04        $12.11         $9.86         $8.92
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                  $(0.02)        $0.12        $(0.03)       $(0.02)
  Net realized and unrealized gain (loss) on investments                           1.14          0.95          2.28          0.96
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.12         $1.07         $2.25         $0.94
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.14)          $--           $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.14)          $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.16        $13.04        $12.11         $9.86
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                8.59++        8.82         22.82         10.54++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.69+         0.69          0.70          1.24+
Expenses after expense reductions##@                                               0.60+         0.60          0.60          0.60+
Net investment income (loss)                                                      (0.37)+        0.96         (0.27)        (0.55)+
Portfolio turnover                                                                    1             1             0(S)          9
Net assets at end of period (000 Omitted)                                       $27,552       $23,713        $6,704          $741
---------------------------------------------------------------------------------------------------------------------------------

                                                                                      CLASS R1                    CLASS R2
                                                                                ---------------------       ---------------------
                                                                             SIX MONTHS                  SIX MONTHS
                                                                                  ENDED    YEAR ENDED         ENDED    YEAR ENDED
                                                                               11/30/05     5/31/05**      11/30/05     5/31/05**
                                                                            (UNAUDITED)                 (UNAUDITED)

Net asset value, beginning of period                                             $12.92        $12.93        $12.93        $12.93
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment loss#                                                           $(0.07)       $(0.03)       $(0.05)       $(0.02)
  Net realized and unrealized gain (loss) on investments                           1.14          0.02          1.14          0.02
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.07        $(0.01)        $1.09         $0.00
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.99        $12.92        $14.02        $12.93
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                8.28++       (0.08)++       8.43++        0.00++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.39+         1.39+         1.09+         1.09+
Expenses after expense reductions##@                                               1.24+         1.30+         0.92+         1.00+
Net investment loss                                                               (1.10)+       (1.29)+       (0.72)+       (1.00)+
Portfolio turnover                                                                    1             1             1             1
Net assets at end of period (000 Omitted)                                        $1,759           $50          $245           $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

                                                                                          SIX MONTHS         YEARS ENDED 5/31
                                                                                               ENDED      ----------------------
CLASS R3                                                                                    11/30/05          2005        2004**
                                                                                         (UNAUDITED)

Net asset value, beginning of period                                                          $12.98        $12.09        $11.13
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                               $(0.04)        $0.03        $(0.02)

  Net realized and unrealized gain (loss) on investments                                        1.14          1.00          0.98
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                               $1.10         $1.03         $0.96
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                     $--        $(0.14)          $--
  From net realized gain on investments                                                           --         (0.00)+++        --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                     $--        $(0.14)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $14.08        $12.98        $12.09
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                             8.47++        8.54          8.63++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                                           0.94+         0.94          0.93+
Expenses after expense reductions##@                                                            0.81+         0.85          0.83+
Net investment income (loss)                                                                   (0.60)+        0.31         (0.33)+
Portfolio turnover                                                                                 1             1             0(S)
Net assets at end of period (000 Omitted)                                                     $3,903        $1,978            $5
---------------------------------------------------------------------------------------------------------------------------------

                                                                                    CLASS R4                    CLASS R5
                                                                              ---------------------       ---------------------
                                                                           SIX MONTHS                  SIX MONTHS
                                                                                ENDED    YEAR ENDED         ENDED    YEAR ENDED
                                                                             11/30/05     5/31/05**      11/30/05     5/31/05**
                                                                          (UNAUDITED)                 (UNAUDITED)

Net asset value, beginning of period                                           $13.07        $13.06        $13.07        $13.06
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                $(0.03)       $(0.01)        $0.00+++     $(0.00)+++
  Net realized and unrealized gain (loss) on investments                         1.16          0.02          1.16          0.01
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                $1.13         $0.01         $1.16         $0.01
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $14.20        $13.07        $14.23        $13.07
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                              8.65++        0.08++        8.88++        0.08++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                            0.59+         0.59+         0.29+         0.29+
Expenses after expense reductions##@                                             0.50+         0.50+         0.20+         0.20+
Net investment income (loss)                                                    (0.40)+       (0.50)+        0.03+        (0.19)+
Portfolio turnover                                                                  1             1             1             1
Net assets at end of period (000 Omitted)                                      $1,462           $50           $54           $50
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS 529A                                                                     11/30/05          2005          2004        2003**
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $13.03        $12.10         $9.87         $9.13
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                  $(0.03)        $0.09        $(0.04)       $(0.04)
  Net realized and unrealized gain (loss) on investments                           1.15          0.96          2.27          0.78
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.12         $1.05         $2.23         $0.74
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.12)          $--           $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.12)          $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.15        $13.03        $12.10         $9.87
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             8.60++        8.66         22.59          8.11++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              0.79+         0.79          0.80          1.34+
Expenses after expense reductions##@                                               0.70+         0.70          0.70          0.70+
Net investment income (loss)                                                      (0.47)+        0.75         (0.33)        (0.50)+
Portfolio turnover                                                                    1             1             0(S)          9
Net assets at end of period (000 Omitted)                                       $27,112       $22,247       $10,690        $2,552
---------------------------------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS 529B                                                                     11/30/05          2005          2004        2003**
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.82        $11.92         $9.79         $9.13
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                  $(0.07)        $0.02        $(0.11)       $(0.08)
  Net realized and unrealized gain (loss) on investments                           1.12          0.93          2.24          0.74
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.05         $0.95         $2.13         $0.66
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.05)          $--           $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.05)          $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.87        $12.82        $11.92         $9.79
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             8.19++        7.98         21.76          7.23++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.44+         1.44          1.45          1.99+
Expenses after expense reductions##@                                               1.35+         1.35          1.35          1.35+
Net investment income (loss)                                                      (1.12)+        0.18         (0.96)        (1.16)+
Portfolio turnover                                                                    1             1             0(S)          9
Net assets at end of period (000 Omitted)                                       $20,593       $17,698       $12,133        $2,858
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

                                                                             SIX MONTHS                YEARS ENDED 5/31
                                                                                  ENDED      ------------------------------------
CLASS 529C                                                                     11/30/05          2005          2004        2003**
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $12.83        $11.94         $9.81         $9.13
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                                  $(0.07)        $0.02        $(0.11)       $(0.08)
  Net realized and unrealized gain (loss) on investments                           1.13          0.93          2.24          0.76
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.06         $0.95         $2.13         $0.68
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--        $(0.06)          $--           $--
  From net realized gain on investments                                              --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $--        $(0.06)          $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.89        $12.83        $11.94         $9.81
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                                             8.26++        7.95         21.71          7.45++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##@                                              1.44+         1.44          1.45          1.99+
Expenses after expense reductions##@                                               1.35+         1.35          1.35          1.35+
Net investment income (loss)                                                      (1.13)+        0.18         (0.97)        (1.18)+
Portfolio turnover                                                                    1             1             0(S)          9
Net assets at end of period (000 Omitted)                                        $6,775        $5,221        $3,087          $807
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
  * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
 ** For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 3 1, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Portfolio turnover percentage is less than 1%.
  @ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Each fund is a "fund of funds", which invests the majority of its assets in other MFS equity, fixed income and money market mutual funds (underlying funds), which in turn may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

INVESTMENT VALUATIONS - Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the advisor are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer- supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or closing price as reported by an independent pricing service on the exchange on which they are primarily traded. For exchange-traded options in which there were no sales during the day, exchange-traded options are generally valued at the last quoted bid price as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued as reported by an independent pricing service or on the basis of quotations obtained from brokers and dealers. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at settlement price as reported by an independent pricing service on the exchange on which they are primarily traded. For futures contracts in which there were no sales during the day, futures contracts are generally valued at the last quoted bid price as reported by an independent pricing service on the exchange on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices based on rates reported by an independent pricing service. Swaps are generally valued on the basis of quotations from brokers and dealers. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, each fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended November 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, wash sales, and distribution reclasses.

The tax character of distributions declared for the years ended May 31, 2005 and May 31, 2004 was as follows:

                                                                                                                 MFS AGGRESSIVE
                                                MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                 ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                         5/31/05              5/31/05              5/31/05              5/31/05

Distributions declared from:
  Ordinary income                                     $7,893,190          $19,390,963          $16,798,648           $4,256,262
  Long-term capital gain                                  14,202               65,378              162,925              758,106
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared                          $7,907,392          $19,456,341          $16,961,573           $5,014,368

                                                                                                                 MFS AGGRESSIVE
                                                MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                 ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                         5/31/04              5/31/04              5/31/04              5/31/04

Distributions declared from:
  Ordinary income                                     $4,486,694           $7,569,517           $3,272,306                  $--
  Long-term capital gain                                     593                  615                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared                          $4,487,287           $7,570,132           $3,272,306                  $--

As of May 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                                                                 MFS AGGRESSIVE
                                                MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                 ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND

Undistributed ordinary income                        $3,935,522           $7,539,596           $2,782,701                   $--
Undistributed long-term capital gain                  1,007,442            6,883,045           13,462,071            5,065,291
Unrealized appreciation (depreciation)               37,103,725          141,724,712          158,357,999           82,920,530
Other temporary differences                                  --                   --                   --                 (246)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. MFS receives no compensation under this agreement. The investment adviser has contractually agreed to pay a portion of each fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of each fund's average daily net assets. This contractual fee arrangement will continue until October 1, 2006, unless each fund's Board of Trustees consents to an earlier revision or termination of this agreement. For the six months ended November 30, 2005, this reduction amounted to the following, and is reflected as a reduction of total expenses in the Statement of Operations.

                                                            REDUCTION OF
                                                             EXPENSES BY
                                                      INVESTMENT ADVISER

          MFS Conservative Allocation Fund                      $209,392
          MFS Moderate Allocation Fund                           378,358
          MFS Growth Allocation Fund                             610,590
          MFS Aggressive Growth Allocation Fund                  343,398

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of each fund.

                                                CLASS A         CLASS 529A
MFS Conservative Allocation Fund               $138,527             10,244
MFS Moderate Allocation Fund                    423,742             26,560
MFS Growth Allocation Fund                      465,198             28,273
MFS Aggressive Growth Allocation Fund           167,915             32,570

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940. Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD. Another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

CONSERVATIVE ALLOCATION FUND                                                              TOTAL               ANNUAL  DISTRIBUTION
                                         DISTRIBUTION              SERVICE         DISTRIBUTION            EFFECTIVE   AND SERVICE
                                             FEE RATE             FEE RATE              PLAN(1)              RATE(2)           FEE

Class A                                         0.10%                0.25%                0.35%                0.35%      $418,480
Class B                                         0.75%                0.25%                1.00%                1.00%       824,827
Class C                                         0.75%                0.25%                1.00%                1.00%       609,817
Class R                                         0.25%                0.25%                0.50%                0.50%        37,691
Class R1                                        0.50%                0.25%                0.75%                0.75%           644
Class R2                                        0.25%                0.25%                0.50%                0.50%           174
Class R3                                        0.25%                0.25%                0.50%                0.50%         1,819
Class R4                                           --                0.25%                0.25%                0.25%           140
Class 529A                                      0.25%                0.25%                0.50%                0.35%        24,982
Class 529B                                      0.75%                0.25%                1.00%                1.00%         8,171
Class 529C                                      0.75%                0.25%                1.00%                1.00%        41,947
                                                                                                                        ----------
Total Distribution and Service Fees                                                                                     $1,968,692
                                                                                                                        ----------

MODERATE ALLOCATION FUND                                                                  TOTAL               ANNUAL  DISTRIBUTION
                                         DISTRIBUTION              SERVICE         DISTRIBUTION            EFFECTIVE   AND SERVICE
                                             FEE RATE             FEE RATE              PLAN(1)              RATE(2)           FEE

Class A                                         0.10%                0.25%                0.35%                0.35%    $1,208,471
Class B                                         0.75%                0.25%                1.00%                1.00%     2,458,314
Class C                                         0.75%                0.25%                1.00%                1.00%     1,782,888
Class R                                         0.25%                0.25%                0.50%                0.50%       129,095
Class R1                                        0.50%                0.25%                0.75%                0.75%         1,811
Class R2                                        0.25%                0.25%                0.50%                0.50%           666
Class R3                                        0.25%                0.25%                0.50%                0.50%         9,396
Class R4                                           --                0.25%                0.25%                0.25%         1,156
Class 529A                                      0.25%                0.25%                0.50%                0.35%        44,568
Class 529B                                      0.75%                0.25%                1.00%                1.00%        60,515
Class 529C                                      0.75%                0.25%                1.00%                1.00%        55,783
                                                                                                                        ----------
Total Distribution and Service Fees                                                                                     $5,752,663
                                                                                                                        ----------

GROWTH ALLOCATION FUND                                                                    TOTAL               ANNUAL  DISTRIBUTION
                                         DISTRIBUTION              SERVICE         DISTRIBUTION            EFFECTIVE   AND SERVICE
                                             FEE RATE             FEE RATE              PLAN(1)              RATE(2)           FEE

Class A                                         0.10%                0.25%                0.35%                0.35%    $1,243,476
Class B                                         0.75%                0.25%                1.00%                1.00%     2,475,517
Class C                                         0.75%                0.25%                1.00%                1.00%     1,797,646
Class R                                         0.25%                0.25%                0.50%                0.50%       131,075
Class R1                                        0.50%                0.25%                0.75%                0.75%         2,069
Class R2                                        0.25%                0.25%                0.50%                0.50%           448
Class R3                                        0.25%                0.25%                0.50%                0.50%        11,286
Class R4                                           --                0.25%                0.25%                0.25%           647
Class 529A                                      0.25%                0.25%                0.50%                0.35%        50,604
Class 529B                                      0.75%                0.25%                1.00%                1.00%       107,494
Class 529C                                      0.75%                0.25%                1.00%                1.00%        58,359
                                                                                                                        ----------
Total Distribution and Service Fees                                                                                     $5,878,621
                                                                                                                        ----------

AGGRESSIVE GROWTH ALLOCATION FUND                                                         TOTAL               ANNUAL  DISTRIBUTION
                                         DISTRIBUTION              SERVICE         DISTRIBUTION            EFFECTIVE   AND SERVICE
                                             FEE RATE             FEE RATE              PLAN(1)              RATE(2)           FEE

Class A                                         0.10%                0.25%                0.35%                0.35%      $620,634
Class B                                         0.75%                0.25%                1.00%                1.00%       861,906
Class C                                         0.75%                0.25%                1.00%                1.00%       655,283
Class R                                         0.25%                0.25%                0.50%                0.50%        64,381
Class R1                                        0.50%                0.25%                0.75%                0.75%         2,648
Class R2                                        0.25%                0.25%                0.50%                0.50%           352
Class R3                                        0.25%                0.25%                0.50%                0.50%         7,333
Class R4                                           --                0.25%                0.25%                0.25%           651
Class 529A                                      0.25%                0.25%                0.50%                0.35%        42,670
Class 529B                                      0.75%                0.25%                1.00%                1.00%        96,372
Class 529C                                      0.75%                0.25%                1.00%                1.00%        29,708
                                                                                                                        ----------
Total Distribution and Service Fees                                                                                     $2,381,938
                                                                                                                        ----------
(1) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for each six months ended November 30,
    2005 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by each fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as each fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2005, were as follows:

                                              CLASS A              CLASS B              CLASS C           CLASS 529B    CLASS 529C

MFS Conservative Allocation Fund               $2,620             $183,292              $13,324                 $416          $318
MFS Moderate Allocation Fund                    9,464              449,663               36,996                6,497           103
MFS Growth Allocation Fund                     12,566              420,120               28,826                5,203            58
MFS Aggressive Growth Allocation Fund           8,044              132,619               17,228                5,520            53

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from each fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2005, were as follows:

                                                                                                                 MFS AGGRESSIVE
                                                MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                 ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND

Class 529A                                               $17,844              $31,834              $36,146              $30,478
Class 529B                                                 2,043               15,129               26,873               24,095
Class 529C                                                10,487               13,946               14,590                7,427
-------------------------------------------------------------------------------------------------------------------------------
Total Program Manager Fees                               $30,374              $60,909              $77,609              $62,000
-------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended November 30, 2005, these costs amounted to the following:

          MFS Conservative Allocation Fund              $175,666
          MFS Moderate Allocation Fund                   477,328
          MFS Growth Allocation Fund                     554,252
          MFS Aggressive Growth Allocation Fund          230,693

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the six months ended November 30, 2005 was equivalent to the following annual effective rates of each fund's average daily net assets.

                                                       PERCENTAGE OF
                                                       AVERAGE DAILY
                                                         NET ASSETS:

          MFS Conservative Allocation Fund                   0.0120%
          MFS Moderate Allocation Fund                       0.0111%
          MFS Growth Allocation Fund                         0.0110%
          MFS Aggressive Growth Allocation Fund              0.0115%

In addition to the administrative services provided by MFS to each fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the six months ended November 30, 2005, each fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                                               ANNUAL
CONSERVATIVE ALLOCATION FUND                                         FEE RATE       EFFECTIVE RATE(1)            TOTAL AMOUNT

Class R1                                                                0.45%                   0.39%                    $386
Class R2                                                                0.40%                   0.33%                     139
Class R3                                                                0.25%                   0.20%                     906
Class R4                                                                0.15%                   0.15%                      84
Class R5                                                                0.10%                   0.10%                      26
-----------------------------------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                                                 $1,541
-----------------------------------------------------------------------------------------------------------------------------

MODERATE ALLOCATION FUND

Class R1                                                                0.45%                   0.38%                  $1,083
Class R2                                                                0.40%                   0.36%                     533
Class R3                                                                0.25%                   0.21%                   4,685
Class R4                                                                0.15%                   0.15%                     693
Class R5                                                                0.10%                   0.10%                      26
-----------------------------------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                                                 $7,020
-----------------------------------------------------------------------------------------------------------------------------

GROWTH ALLOCATION FUND

Class R1                                                                0.45%                   0.37%                  $1,234
Class R2                                                                0.40%                   0.29%                     355
Class R3                                                                0.25%                   0.21%                   5,627
Class R4                                                                0.15%                   0.15%                     388
Class R5                                                                0.10%                   0.10%                      26
-----------------------------------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                                                 $7,630
-----------------------------------------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH ALLOCATION FUND

Class R1                                                                0.45%                   0.39%                  $1,584
Class R2                                                                0.40%                   0.32%                     281
Class R3                                                                0.25%                   0.21%                   3,656
Class R4                                                                0.15%                   0.15%                     390
Class R5                                                                0.10%                   0.10%                      26
-----------------------------------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                                                 $5,937
-----------------------------------------------------------------------------------------------------------------------------
(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. For the six months ended
    November 30, 2005, this waiver amounted to the following, and is reflected as a reduction of total expenses in the Statement of Operations. This agreement will continue until September 30, 2007.

                                                      RETIREMENT PLAN
                                                     ADMINISTRATIVE &
                                                  SERVICES FEE WAIVER

          MFS Conservative Allocation Fund                       $250
          MFS Moderate Allocation Fund                            960
          MFS Growth Allocation Fund                            1,242
          MFS Aggressive Growth Allocation Fund                   893

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of each fund, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

OTHER - Each fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each fund for a portion of the payments made by the funds to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

          MFS Conservative Allocation Fund                      $1,480
          MFS Moderate Allocation Fund                           4,263
          MFS Growth Allocation Fund                             4,382
          MFS Aggressive Growth Allocation Fund                  1,964

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of funds within the MFS Family of Funds (excluding the MFS Money Market Fund) were as follows:

                                                                                                                    MFS AGGRESSIVE
                                                   MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                    ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND

Purchases                                               $44,162,559         $142,621,226         $188,714,588         $113,581,176
----------------------------------------------------------------------------------------------------------------------------------
Sales                                                    11,841,643            8,243,881            2,627,664            5,803,861
----------------------------------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                                                                                                                    MFS AGGRESSIVE
                                                   MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                    ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND

Aggregate cost                                        $555,078,180       $1,572,231,384       $1,617,521,406         $710,369,510
----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                          $58,732,410         $222,351,435         $275,030,265         $147,635,071
Gross unrealized depreciation                          (12,024,699)         (18,258,153)         (10,239,079) --
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)             $46,707,711         $204,093,282         $264,791,186         $147,635,071

Aggregate cost includes prior fiscal year end tax adjustments.

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

                               MFS CONSERVATIVE               MFS MODERATE                MFS GROWTH     MFS AGGRESSIVE GROWTH
                                ALLOCATION FUND            ALLOCATION FUND           ALLOCATION FUND           ALLOCATION FUND
CLASS A SHARES

SIX MONTHS ENDED 11/30/05     SHARES       AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT

Shares sold                 4,289,436   $49,759,395   10,549,178   $132,450,272  11,703,944  $156,606,189   8,631,729  $117,406,904
Shares reacquired          (3,031,605)  (35,212,206)  (5,981,279)   (75,180,784) (5,477,816)  (73,341,738) (3,337,198)  (45,868,855)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                  1,257,831   $14,547,189    4,567,899   $57,269,488   6,226,128   $83,264,451    5,294,531   $71,538,049

YEAR ENDED 5/31/05

Shares sold                 9,976,706  $111,633,747   26,169,398   $312,609,594  26,938,189  $337,924,578  13,271,834  $168,137,530

Shares issued to
shareholders in
reinvestment of
distributions                 293,278     3,343,367      708,573      8,722,530     576,559     7,558,701     187,770    2,527,387
Shares reacquired          (4,696,453)  (52,685,355) (10,539,954)  (125,957,872) (9,204,606) (115,739,243) (5,233,266)  (66,357,082)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                  5,573,531   $62,291,759   16,338,017   $195,374,252  18,310,142  $229,744,036   8,226,338  $104,307,835

CLASS B SHARES

SIX MONTHS ENDED 11/30/05

Shares sold                 1,210,835   $13,904,331    4,490,424    $55,798,837   5,526,422   $73,117,526   2,105,143   $28,619,299
Shares reacquired          (1,335,632)  (15,360,665)  (3,099,038)   (38,554,853) (2,645,919)  (34,968,581) (1,110,840)  (15,038,448)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                   (124,797)  $(1,456,334)   1,391,386    $17,243,984   2,880,503   $38,148,945     994,303   $13,580,851

YEAR ENDED 5/31/05

Shares sold                 4,641,594   $51,418,976   13,652,836   $160,866,215  15,661,221  $193,212,129  5,734,119   $71,582,515
Shares issued to
shareholders in
reinvestment of
distributions                 158,050     1,790,673      369,766      4,525,919     301,421     3,915,326      58,413       779,015
Shares reacquired          (2,747,974)  (30,552,593)  (5,253,668)   (62,014,208) (4,402,538)  (54,558,382) (2,052,136)  (25,626,705)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                  2,051,670   $22,657,056    8,768,934   $103,377,926  11,560,104  $142,569,073   3,740,396   $46,734,825

CLASS C SHARES

SIX MONTHS ENDED 11/30/05

Shares sold                 1,693,839   $19,448,269    4,533,989   $56,343,673    4,664,799   $61,722,299   1,790,954   $24,323,084
Shares reacquired          (1,316,855)  (15,112,699)  (2,233,193)  (27,735,078)  (1,949,627)  (25,732,156) (1,024,528)  (13,902,540)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                    376,984    $4,335,570    2,300,796   $28,608,595   2,715,172   $35,990,143     766,426   $10,420,544

YEAR ENDED 5/31/05

Shares sold                 4,242,259   $47,037,942   11,306,949   $133,626,397  11,540,469  $143,073,766  4,203,855   $52,535,373
Shares issued to
shareholders in
reinvestment of
distributions                  92,408     1,046,062      194,180      2,374,826     160,812     2,087,347      33,525      $446,893
Shares reacquired          (2,032,324)  (22,604,052)  (3,890,231)   (45,912,613) (3,325,687)  (41,117,558) (2,094,106)  (26,130,836)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                  2,302,343   $25,479,952    7,610,898    $90,088,610   8,375,594  $104,043,555   2,143,274   $26,851,430


CLASS I SHARES

Shares sold                   403,568    $4,717,210      656,437     $8,315,242     845,237   $11,399,520     708,862    $9,843,792
Shares reacquired            (239,392)   (2,804,341)    (472,467)    (5,994,237)   (472,267)   (6,376,771)   (529,044)   (7,366,737)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                    164,176    $1,912,869      183,970     $2,321,005     372,970    $5,022,749     179,818    $2,477,055

YEAR ENDED 5/31/05

Shares sold                   764,806    $8,620,684    1,337,907    $16,031,564   1,722,787   $21,516,637   1,659,711   $21,013,481
Shares issued to
shareholders in
reinvestment of
distributions                  24,125       276,214       49,101        608,357      51,923       683,293      34,192      $463,650
Shares reacquired            (395,942)   (4,476,978)    (714,075)    (8,615,027)   (697,055)   (8,834,861)   (818,758)  (10,461,615)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                    392,989    $4,419,920      672,933     $8,024,894   1,077,655   $13,365,069     875,145   $11,015,516

CLASS R SHARES

SIX MONTHS ENDED 11/30/05

Shares sold                   299,049    $3,453,471      664,708     $8,302,989     726,729    $9,712,996     314,773    $4,308,904
Shares reacquired            (136,347)   (1,576,947)    (275,635)    (3,467,706)   (353,781)   (4,746,999)   (188,259)   (2,595,572)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                    162,702    $1,876,524      389,073     $4,835,283     372,948    $4,965,997     126,514    $1,713,332

YEAR ENDED 5/31/05

Shares sold                   878,787    $9,847,965    2,274,346    $26,911,733   2,608,269   $32,536,180   1,690,379   $21,129,004
Shares issued to
shareholders in
reinvestment of
distributions                  14,655       166,488       41,796        512,834      37,255       487,666      13,375      $179,630
Shares reacquired            (304,685)   (3,386,601)    (703,988)    (8,358,563)   (512,976)   (6,400,556)   (438,754)   (5,479,298)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                    588,757    $6,627,852    1,612,154    $19,066,004   2,132,548   $26,623,290   1,265,000   $15,829,336

CLASS R1 SHARES

SIX MONTHS ENDED 11/30/05

Shares sold                    39,732      $456,398      113,191    $1,412,814     198,925    $2,655,813     124,278    $1,688,161
Shares reacquired              (8,512)      (98,041)      (9,053)     (113,195)     (6,320)      (83,742)     (2,438)      (34,072)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                     31,220      $358,357      104,138     $1,299,619     192,605    $2,572,071     121,840    $1,654,089

YEAR ENDED 5/31/05*

Shares sold                     4,452       $50,000        4,320       $51,970       3,937       $50,000       3,867       $50,000

CLASS R2 SHARES

SIX MONTHS ENDED 11/30/05

Shares sold                     5,597       $64,699       40,262       $502,845      60,676      $812,841      13,820      $190,918
Shares reacquired                  --            --      (37,917)      (465,024)     (2,464)      (32,105)       (181)       (2,523)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                      5,597       $64,699        2,345        $37,821      58,212      $780,736      13,639      $188,395

YEAR ENDED 5/31/05*

Shares sold                     4,452       $50,000        4,320        $51,970       3,937       $50,000       3,867       $50,000

CLASS R3 SHARES

SIX MONTHS ENDED 11/30/05

Shares sold                    96,145    $1,110,061      225,242     $2,815,064     315,287    $4,215,590     187,930    $2,594,236
Shares reacquired             (24,575)     (284,067)     (63,499)      (790,273)   (108,209)   (1,455,770)    (63,163)     (873,212)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                     71,570      $825,994      161,743     $2,024,791     207,078    $2,759,820     124,767    $1,721,024

YEAR ENDED 5/31/05

Shares sold                    30,269      $337,371      267,112     $3,135,168     242,076    $3,005,228     158,335    $2,004,171
Shares issued to
shareholders in
reinvestment of
distributions                     218         2,452        2,630         32,166       1,738        22,638         411        $5,504
Shares reacquired              (2,466)      (28,006)    (136,520)    (1,607,068)    (12,261)     (155,361)     (6,825)      (87,171)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                     28,021      $311,817      133,222    $1,560,266     231,553    $2,872,505     151,921    $1,922,504

CLASS R4 SHARES

Shares sold                    20,703      $239,028      400,113     $4,958,865     137,075    $1,818,499     166,528    $2,242,018
Shares reacquired              (3,854)      (44,785)    (190,824)    (2,363,363)    (47,691)     (628,197)    (67,436)     (902,261)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                     16,849      $194,243      209,289     $2,595,502      89,384    $1,190,302      99,092    $1,339,757

YEAR ENDED 5/31/05*

Shares sold                     4,417       $50,000        4,126        $50,000       3,894       $50,000       3,828       $50,000

CLASS R5 SHARES*

YEAR ENDED 5/31/05

Shares sold                     4,417       $50,000        4,126        $50,000       3,894       $50,000       3,829       $50,000

CLASS 529A SHARES

SIX MONTHS ENDED 11/30/05

Shares sold                   337,207    $3,883,707      453,947     $5,667,064     454,325    $6,041,772     377,019    $5,171,651
Shares reacquired            (116,967)   (1,350,392)    (249,068)    (3,087,701)   (199,764)   (2,644,726)   (167,993)   (2,267,782)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                    220,240    $2,533,315      204,879     $2,579,363     254,561    $3,397,046     209,026    $2,903,869

YEAR ENDED 5/31/05

Shares sold                   643,464    $7,209,665    1,088,768    $12,946,260   1,172,705   $14,722,081     999,339   $12,752,415
Shares issued to
shareholders in
reinvestment of
distributions                  13,631       155,113       23,334        286,545      20,037       261,881      11,391      $152,984
Shares reacquired            (111,883)   (1,251,403)    (375,514)    (4,430,081)   (282,543)   (3,481,895)   (187,257)   (2,358,476)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                    545,212    $6,113,375      736,588    $8,802,724     910,199   $11,502,067     823,473   $10,546,923

CLASS 529B SHARES

SIX MONTHS ENDED 11/30/05

Shares sold                     9,140      $104,519      228,793     $2,810,450     300,430    $3,927,531     231,482    $3,103,076
Shares reacquired             (11,538)     (132,059)     (22,485)      (279,068)   (171,101)   (2,223,779)   (127,720)   (1,699,455)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                    (2,398)     $(27,540)      206,308     $2,531,382     129,329    $1,703,752     103,762    $1,403,621

YEAR ENDED 5/31/05

Shares sold                    35,370      $391,348      443,467     $5,185,752     731,191    $8,940,525     621,240    $7,683,006
Shares issued to
shareholders in
reinvestment of
distributions                   1,399        15,814        7,392         90,114      11,519       148,941       4,972       $65,882
Shares reacquired             (16,418)     (178,222)     (48,344)      (564,596)   (266,116)   (3,242,733)   (263,248)   (3,212,168)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                     20,351      $228,940      402,515     $4,711,270     476,594    $5,846,733     362,964    $4,536,720

CLASS 529C SHARES

SIX MONTHS ENDED 11/30/05

Shares sold                   226,092    $2,574,746      209,299     $2,591,625     151,492    $1,992,407     114,682    $1,550,503
Shares reacquired             (81,521)     (929,519)    (124,446)    (1,528,676)    (61,728)     (804,529)    (33,747)     (449,239)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                    144,571    $1,645,227       84,853     $1,062,949      89,764    $1,187,878      80,935    $1,101,264

YEAR ENDED 5/31/05

Shares sold                   317,856    $3,513,253      456,613     $5,384,018     328,553    $4,044,056     187,510    $2,334,475
Shares issued to
shareholders in
reinvestment of
distributions                   6,536        73,794        7,630         93,156       6,527        84,396       1,653       $21,934
Shares reacquired            (101,850)   (1,126,470)    (200,139)    (2,357,129)   (112,307)   (1,388,305)    (40,835)     (504,829)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                    222,542    $2,460,577      264,104     $3,120,045     222,773    $2,740,147     148,328    $1,851,580

* For the period from the inception of Class R1, R2, R4 and R5 shares, April 1, 2005 through May 31, 2005. Class R5 shares had no share transactions during the six months ended 11/30/05.

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each fund for the six months ended November 30, 2005, and included in miscellaneous expense on the Statement of Operations, was as follows:

                                                                COMMITMENT FEE

MFS Conservative Allocation Fund                                        $1,816
MFS Moderate Allocation Fund                                             5,173
MFS Growth Allocation Fund                                               2,868
MFS Aggressive Growth Allocation Fund                                    2,895

Each fund had no significant borrowings during the year.

(7) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended November 30, 2005, is set forth below:

MFS CONSERVATIVE ALLOCATION FUND

                                                     BEGINNING         ACQUISITIONS         DISPOSITIONS               ENDING
AFFILIATE                                    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT

MFS Intermediate Investment Grade Bond Fund          8,276,610              832,932               20,513            9,089,029
MFS Limited Maturity Fund                           17,177,552            1,639,202               99,229           18,717,525
MFS Money Market Fund                               55,517,382            4,838,530              418,006           59,937,906

                                                                       CAPITAL GAIN
                                                      REALIZED   DISTRIBUTIONS FROM             DIVIDEND               ENDING
AFFILIATE                                          GAIN (LOSS)     UNDERLYING FUNDS               INCOME                VALUE

MFS Intermediate Investment Grade Bond Fund          $(14,248)                  $--           $1,896,436          $89,890,495
MFS Limited Maturity Fund                             (46,294)                   --            2,320,441          119,792,161
MFS Money Market Fund                                      --                    --              888,160           59,937,906
-----------------------------------------------------------------------------------------------------------------------------
                                                     $(60,542)                  $--           $5,105,037         $269,620,562

MFS MODERATE ALLOCATION FUND

                                                     BEGINNING         ACQUISITIONS         DISPOSITIONS               ENDING
AFFILIATE                                    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT

MFS Government Securities Fund                      16,202,667            2,381,901               10,835           18,573,733
MFS High Income Fund                                20,742,834            2,638,902               28,509           23,353,227
MFS Intermediate Investment Grade Bond Fund         15,575,959            2,229,934               13,398           17,792,495
MFS Mid Cap Value Fund                               5,920,839              285,719               98,663            6,107,895
MFS Money Market Fund                               78,362,420            9,689,140               59,805           87,991,755
MFS Research Bond Fund                              15,183,827            2,275,605               11,680           17,447,752
MFS Research Fund                                   11,707,322              517,267               61,091           12,163,498
MFS Research International Fund                     10,028,894              283,415              173,338           10,138,971
MFS Strategic Growth Fund                            8,445,297              623,151               44,254            9,024,194

                                                                       CAPITAL GAIN
                                                      REALIZED   DISTRIBUTIONS FROM             DIVIDEND               ENDING
AFFILIATE                                          GAIN (LOSS)     UNDERLYING FUNDS               INCOME                VALUE

MFS Government Securities Fund                        $(5,066)                  $--           $3,678,178         $175,893,254
MFS High Income Fund                                   (3,708)                   --            3,608,193           88,508,734
MFS Intermediate Investment Grade Bond Fund            (8,094)                   --            3,717,406          175,967,776
MFS Mid Cap Value Fund                                107,707                    --                   --           89,908,214
MFS Money Market Fund                                      --                    --            1,392,497           87,991,755
MFS Research Bond Fund                                 (6,916)              149,230            4,566,495          175,898,657
MFS Research Fund                                      158,715                   --                   --          266,380,601
MFS Research International Fund                       453,069                    --                   --          181,082,025
MFS Strategic Growth Fund                              33,131                    --                   --          177,866,870
-----------------------------------------------------------------------------------------------------------------------------
                                                     $728,838              $149,230          $16,962,769       $1,419,497,886

MFS GROWTH ALLOCATION FUND

                                                     BEGINNING         ACQUISITIONS         DISPOSITIONS               ENDING
AFFILIATE                                    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT

MFS Government Securities Fund                       8,159,868            1,791,047               11,483            9,939,432
MFS High Income Fund                                20,795,443            4,284,744               31,667           25,048,520
MFS Mid Cap Growth Fund                             18,832,136            1,381,810               14,360           20,199,586
MFS Mid Cap Value Fund                              11,862,527            1,042,780               65,586           12,839,721
MFS Research Bond Fund                              15,288,367            3,424,383               23,189           18,689,561
MFS Research Fund                                    7,813,452              720,511                5,060            8,528,903
MFS Research International Fund                     15,140,351              673,971               30,944           15,783,378
MFS Strategic Growth Fund                           12,679,468            1,561,639               17,140           14,223,967

                                                                       CAPITAL GAIN
                                                      REALIZED   DISTRIBUTIONS FROM             DIVIDEND               ENDING
AFFILIATE                                          GAIN (LOSS)     UNDERLYING FUNDS               INCOME                VALUE

MFS Government Securities Fund                        $(5,489)                  $--           $1,818,945          $94,126,425
MFS High Income Fund                                   (5,024)                   --            3,100,314           94,933,889
MFS Mid Cap Growth Fund                                   403                    --                   --          188,058,143
MFS Mid Cap Value Fund                                (18,314)                   --                   --          189,000,686
MFS Research Bond Fund                                (14,212)              159,844            4,392,066          188,577,673
MFS Research Fund                                          --                    --                   --          186,782,970
MFS Research International Fund                        32,628                    --                   --          281,891,138
MFS Strategic Growth Fund                               3,267                    --                   --          280,354,391
-----------------------------------------------------------------------------------------------------------------------------
                                                      $(6,741)             $159,844           $9,311,325       $1,503,725,315

MFS AGGRESSIVE GROWTH ALLOCATION FUND

                                                     BEGINNING         ACQUISITIONS         DISPOSITIONS               ENDING
AFFILIATE                                    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT

MFS Mid Cap Growth Fund                             12,149,073            1,676,653               44,576           13,781,150
MFS Mid Cap Value Fund                               7,669,057            1,146,073               41,373            8,773,757
MFS Strategic Growth Fund                            7,276,890            1,426,256               67,349            8,635,797

                                                                       CAPITAL GAIN
                                                      REALIZED   DISTRIBUTIONS FROM             DIVIDEND               ENDING
AFFILIATE                                          GAIN (LOSS)     UNDERLYING FUNDS               INCOME                VALUE

MFS Mid Cap Growth Fund                                $12,875                  $--                  $--         $128,302,511
MFS Mid Cap Value Fund                                  40,733                   --                   --          129,149,709
MFS Strategic Growth Fund                                   --                   --                   --          170,211,550
-----------------------------------------------------------------------------------------------------------------------------
                                                       $53,608                  $--                  $--         $427,663,770

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Asset Allocation Funds

MFS Conservative Allocation Fund
MFS Moderate Allocation Fund
MFS Growth Allocation Fund
MFS Aggressive Growth Allocation Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Funds' investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Funds' investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Funds for the one-year period ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/ objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"),
(ii) information provided by Lipper Inc. on the Funds' advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Funds, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Funds and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Conservative Allocation Fund
Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's Class A total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2004. The Fund's performance was in the 46th percentile relative to the other funds in the universe for this one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers).

MFS Moderate Allocation Fund
Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's Class A total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2004. The Fund's performance was in the 12th percentile relative to the other funds in the universe for this one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers).

MFS Growth Allocation Fund
Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's Class A total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2004. The Fund's performance was in the 23rd percentile relative to the other funds in the universe for this one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers).

MFS Aggressive Growth Allocation Fund
Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's Class A total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2004. The Fund's performance was in the 13th percentile relative to the other funds in the universe for this one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers).

General
Each Fund commenced investment operations in 2002, therefore, no performance percentile for the three- or five-year period was available for the Funds. Because of the passage of time, the performance stated above is likely to differ from performance results for more recent periods, including those shown elsewhere in this report. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds' performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Funds' advisory fees, the Trustees considered, among other information, the Funds' advisory fees and the total expense ratios of the Funds' Class A shares as a percentage of average net assets and the advisory fees and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees charged by the funds in which they invest (the "Underlying Funds") and also considered whether the Funds were subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Funds' effective advisory fee rates and total expense ratios were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether the Funds are likely to benefit from any economies of scale in the management of the Funds in the event of growth in assets of the Funds. They noted that the Funds do not bear advisory fees and therefore no breakpoints were necessary.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees borne by the Funds as a result of their investments in the Underlying Funds represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds' or the Underlying Funds' behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non- advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds' portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Funds' investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the Fund's name under "select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

Please refer to mfs.com for additional information regarding the underlying funds.

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2006 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            AAF-SEM-01/06 300M

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: January 23, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President
                          (Principal Executive Officer)

Date: January 23, 2006
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                           Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 23, 2006
      ----------------


* Print name and title of each signing officer under his or her signature.